As filed with the Securities and Exchange Commission on November 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
 (Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
 (Address of principal executive offices) (Zip code)

David M. Churchill
Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
 (Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.9%
Consumer Discretionary - 20.1%
213,222	Alibaba Group Holding, Ltd. ADR*	36,825,572
64,994	Amazon.com, Inc.*	62,481,982
88,154	Charter Communications, Inc.*	32,036,927
303,147	FleetCor Technologies, Inc.*	46,918,061
1,543,427	Genpact, Ltd.	44,373,526
14,525	Priceline Group, Inc.*	26,592,661
678,199	Starbucks Corp.	36,426,068
580,554	TJX Companies, Inc.	42,804,246
918,059	TripAdvisor, Inc.*	37,208,931
		365,667,974
Consumer Staples - 5.9%
279,072	Costco Wholesale Corp.	45,848,739
563,282	Estee Lauder Companies, Inc.	60,744,331
		106,593,070
Health Care - 17.4%
747,001	Danaher Corp.	64,077,746
628,151	DexCom, Inc.*	30,732,288
282,308	Edwards Lifesciences Corp.*	30,859,087
67,563	Intuitive Surgical, Inc.*	70,662,790
286,008	Thermo Fisher Scientific, Inc.	54,112,713
1,052,751	Zoetis, Inc.	67,123,404
		317,568,028
Industrials - 11.8%
695,411	A.O. Smith Corp.	41,328,276
310,901	BWX Technologies, Inc.	17,416,674
823,088	Fortive Corp.	58,266,399
267,769	Roper Technologies, Inc.	65,174,975
432,684	Wabtec Corp.	32,775,813
		214,962,137
Information Technology - 35.2%
486,129	Adobe Systems, Inc.*	72,520,724
19,267	Alphabet, Inc. - Class A*	18,760,663
65,594	Alphabet, Inc. - Class C*	62,911,861
852,545	Amphenol Corp.	72,159,409
239,874	ANSYS, Inc.*	29,439,736
427,386	Facebook, Inc.*	73,027,446
368,129	Intuit, Inc.	52,325,856
381,487	NXP Semiconductors NV*	43,142,365
1,162,799	PayPal Holdings, Inc.*	74,454,020
613,805	salesforce.com, Inc.*	57,341,663
809,815	Visa, Inc.	85,224,931
		641,308,674
Materials - 3.5%
493,428	Ecolab, Inc.	63,459,775
Total Common Stocks (Cost $1,062,049,024)		1,709,559,658

Real Estate Investment Trusts - 3.3%
413,856	SBA Communications Corp.*	59,615,957
Total Real Estate Investment Trusts (Cost $38,576,695)		59,615,957

Short-Term Investments - 2.6%
Money Market Funds - 2.6%
48,230,808	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 0.93%#	48,230,808
Total Short-Term Investments (Cost $48,230,808)		48,230,808
Total Investments - 99.8% (Cost $1,148,856,527)		1,817,406,423
Other Assets in Excess of Liabilities - 0.2%		3,519,684
NET ASSETS - 100.0%		$1,820,926,107

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$1,148,856,527
Gross unrealized appreciation	696,931,776
Gross unrealized depreciation	(28,381,880)
Net unrealized appreciation (depreciation)	$668,549,896

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$1,709,559,658	$-	$-
Real Estate Investment Trusts	$59,615,957	$-	$-
Short-Term Investments	$48,230,808	$-	$-
Total Investments	$1,817,406,423	$-	$-

Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.7%
Consumer Discretionary - 16.4%
192,606	CarMax, Inc.*	14,601,461
17,527	Chipotle Mexican Grill, Inc.*	5,395,337
440,316	Hanesbrands, Inc.	10,849,386
158,861	Lowe's Companies, Inc.	12,699,348
7,592	Priceline Group, Inc.*	13,899,586
75,706	TJX Companies, Inc.	5,581,803
76,525	Walt Disney Co.	7,543,069
		70,569,990
Consumer Staples - 2.3%
331,750	Nomad Foods, Ltd.*	4,833,597
46,790	PepsiCo, Inc.	5,213,810
		10,047,407
Energy - 3.8%
522,553	Kinder Morgan, Inc.	10,022,567
95,897	Occidental Petroleum Corp.	6,157,546
		16,180,113
Financials - 23.6%
80,758	Ameriprise Financial, Inc.	11,993,371
389,890	Bank of America Corp.	9,879,813
120,794	Berkshire Hathaway, Inc.*	22,143,956
318,550	Charles Schwab Corp.	13,933,377
141,405	JPMorgan Chase & Co.	13,505,591
639,355	Regions Financial Corp.	9,737,377
38,325	T. Rowe Price Group, Inc.	3,474,161
308,038	Wells Fargo & Co.	16,988,296
		101,655,942
Health Care - 7.8%
58,071	Aetna, Inc.	9,233,870
23,346	Anthem, Inc.	4,432,938
102,777	Edwards Lifesciences Corp.*	11,234,554
83,654	Express Scripts Holding Co.*	5,296,971
56,289	Merck & Co., Inc.	3,604,185
		33,802,518
Industrials - 6.9%
101,921	Canadian National Railway Co.	8,444,155
63,685	Delta Air Lines, Inc.	3,070,891
31,678	General Dynamics Corp.	6,512,363
36,588	United Rentals, Inc.*	5,076,219
56,663	United Technologies Corp.	6,577,441
		29,681,069
Information Technology - 30.9%
62,634	Accenture PLC*	8,459,974
5,631	Alphabet, Inc. - Class A*	5,483,017
15,862	Alphabet, Inc. - Class C*	15,213,403
90,384	Apple, Inc.	13,929,982
156,820	eBay, Inc.*	6,031,297
75,198	Facebook, Inc.*	12,849,082
130,337	MasterCard, Inc.*	18,403,584
175,283	Microsoft Corp.	13,056,831
131,621	PayPal Holdings, Inc.*	8,427,693
129,188	QUALCOMM, Inc.	6,697,106
230,682	Visa, Inc.	24,276,974
		132,828,943

Total Common Stocks (Cost $255,139,565)		394,765,982

Real Estate Investment Trusts - 1.7%
72,418	Crown Castle International Corp.	7,240,352
Total Real Estate Investment Trusts (Cost $5,299,044)		7,240,352

Closed-End Funds - 2.7%
178,464	Altaba, Inc.*	11,821,455
Total Closed-End Funds (Cost $5,326,911)		11,821,455

Warrants - 0.1%
20,000	Wells Fargo & Co., Exercise price $33.76 expires 10/28/2018*	431,200
Total Warrants (Cost $221,229)		431,200

Short-Term Investments - 3.8%
Money Market Funds - 3.8%
16,259,978	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 0.93%#	16,259,978
Total Short-Term Investments (Cost $16,259,978)		16,259,978
Total Investments - 100.0% (Cost $282,246,797)		430,518,967
Liabilities in Excess of Other Assets - (0.0)%		(143,720)
NET ASSETS - 100.0%		$430,375,247

* Non-Income Producing
# Annualized seven-day yield as of September 30, 2017.

Cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$282,246,797
Gross unrealized appreciation	155,236,591
Gross unrealized depreciation	(6,964,421)
Net unrealized appreciation (depreciation)	$148,272,170

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.*

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$394,765,982	$-	$-
Real Estate Investment Trusts	$7,240,352	$-	$-
Closed-End Funds	$11,821,455	$-	$-
Warrants	$431,200	$-	$-
Short-Term Investments	$16,259,978	$-	$-
Total Investments	$430,518,967	$-	$-

Brown Advisory Equity Income Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 89.9%
Consumer Discretionary - 9.8%
29,209	Best Buy Co., Inc.	1,663,745
10,212	Home Depot, Inc.	1,670,275
14,695	Lowe's Companies, Inc.	1,174,718
25,743	McDonald's Corp.	4,033,413
43,568	V.F. Corp.	2,769,618
		11,311,769
Consumer Staples - 14.0%
83,605	Altria Group, Inc.	5,302,229
63,360	Coca-Cola Co.	2,851,834
39,067	Philip Morris International, Inc.	4,336,828
61,756	Unilever NV ADR	3,646,074
		16,136,965
Energy - 4.9%
53,736	Kinder Morgan, Inc.	1,030,657
33,349	Occidental Petroleum Corp.	2,141,339
69,777	Suncor Energy, Inc.	2,444,288
		5,616,284
Financials - 17.0%
21,836	Ameriprise Financial, Inc.	3,242,864
95,911	Bank of America Corp.	2,430,385
31,253	Cincinnati Financial Corp.	2,393,042
18,705	Erie Indemnity Co.	2,255,262
38,601	JPMorgan Chase & Co.	3,686,782
57,746	Wells Fargo & Co.	3,184,692
15,549	Willis Towers Watson PLC	2,398,122
		19,591,149
Health Care - 11.4%
45,431	AbbVie, Inc.	4,036,998
25,071	Johnson & Johnson	3,259,481
42,713	Merck & Co., Inc.	2,734,913
35,988	Novartis AG ADR	3,089,570
		13,120,962
Industrials - 11.8%
9,961	General Dynamics Corp.	2,047,782
95,519	General Electric Co.	2,309,650
60,075	Healthcare Services Group, Inc.	3,242,248
66,971	Nielsen Holdings PLC	2,775,948
27,855	United Technologies Corp.	3,233,408
		13,609,036
Information Technology - 19.1%
20,180	Accenture PLC	2,725,713
28,666	Apple, Inc.	4,418,004
32,625	Automatic Data Processing, Inc.	3,566,565
107,370	Cisco Systems, Inc.	3,610,853
71,795	Microsoft Corp.	5,348,009
46,776	QUALCOMM, Inc.	2,424,868
		22,094,012
Materials - 1.9%
15,719	Praxair, Inc.	2,196,573
Total Common Stocks (Cost $65,434,997)		103,676,750

Real Estate Investment Trusts - 6.7%
9,133	American Tower Corp.	1,248,298
47,449	W.P. Carey, Inc.	3,197,588
95,265	Weyerhaeuser Co.	3,241,868
Total Real Estate Investment Trusts (Cost $6,155,441)		7,687,754

Short-Term Investments - 3.9%
Money Market Funds - 3.9%
4,475,635	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 0.93%#	4,475,635
Total Short-Term Investments (Cost $4,475,635)		4,475,635
Total Investments - 100.5% (Cost $76,066,073)		115,840,139
Liabilities in Excess of Other Assets - (0.5)%		(546,308)
NET ASSETS - 100.0%		$115,293,831

ADR - American Depositary Receipt
# Annualized seven-day yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$76,066,073
Gross unrealized appreciation	40,674,942
Gross unrealized depreciation	(900,876)
Net unrealized appreciation (depreciation)	$39,774,066

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.                                                                                                                                     For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$103,676,750	$-	$-
Real Estate Investment Trusts	$7,687,754	$-	$-
Short-Term Investments	$4,475,635	$-	$-
Total Investments	$115,840,139	$-	$-

Brown Advisory Sustainable Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.3%
Consumer Discretionary - 6.8%
16,163	Amazon.com, Inc.*	15,538,300
131,144	Starbucks Corp.	7,043,744
114,593	TJX Companies, Inc.	8,448,942
		31,030,986
Consumer Staples - 2.7%
209,097	Unilever NV ADR	12,345,087
Health Care - 18.6%
220,244	Danaher Corp.	18,892,530
103,222	Edwards Lifesciences Corp.*	11,283,197
36,310	IDEXX Laboratories, Inc.*	5,645,842
15,540	Mettler-Toledo International, Inc.*	9,730,526
106,759	Thermo Fisher Scientific, Inc.	20,198,803
100,190	UnitedHealth Group, Inc.	19,622,211
		85,373,109
Industrials - 22.1%
230,575	A.O. Smith Corp.	13,703,072
171,447	Fortive Corp.	12,136,733
246,621	Healthcare Services Group, Inc.	13,310,135
202,808	Hexcel Corp.*	11,645,235
113,494	J.B. Hunt Transport Services, Inc.	12,606,914
83,765	Middleby Corp.*	10,736,160
81,623	Nordson Corp.	9,672,326
92,104	Verisk Analytics, Inc.*	7,662,132
131,144	Wabtec Corp.	9,934,158
		101,406,865
Information Technology - 36.0%
131,709	Adobe Systems, Inc.*	19,648,349
19,791	Alphabet, Inc. - Class A*	19,270,892
2,260	Alphabet, Inc. - Class C*	2,167,589
121,645	Cavium, Inc.*	8,021,271
108,867	Facebook, Inc.*	18,602,104
92,356	Intuit, Inc.	13,127,482
285,029	Microsoft Corp.	21,231,810
79,769	Monolithic Power Systems, Inc.	8,499,387
130,882	Red Hat, Inc.*	14,509,579
103,727	salesforce.com, Inc.*	9,690,176
52,306	Tyler Technologies, Inc.*	9,117,982
198,953	Visa, Inc.	20,937,814
		164,824,435
Materials - 6.1%
323,576	Ball Corp.	13,363,689
113,100	Ecolab, Inc.	14,545,791
		27,909,480
Total Common Stocks (Cost $281,742,563)		422,889,962

Real Estate Investment Trusts - 4.2%
142,135	American Tower Corp.	19,427,012
Total Real Estate Investment Trusts (Cost $14,216,532)		19,427,012

Short-Term Investments - 3.4%
Money Market Funds - 3.4%
15,740,308	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 0.93%#	15,740,308
Total Short-Term Investments (Cost $15,740,308)		15,740,308
Total Investments - 99.9% (Cost $311,699,403)		458,057,282
Other Assets in Excess of Liabilities - 0.1%		309,063
NET ASSETS - 100.0%		$458,366,345

ADR - American Depositary Receipt
*Non-Income Producing
#Annualized seven-day yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$311,699,403
Gross unrealized appreciation	147,172,525
Gross unrealized depreciation	(814,646)
Net unrealized appreciation (depreciation)	$146,357,879

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$422,889,962	$-	$-
Real Estate Investment Trusts	$19,427,012	$-	$-
Short-Term Investments	$15,740,308	$-	$-
Total Investments	$458,057,282	$-	$-

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.6%
Consumer Discretionary - 22.7%
257,726	Bright Horizons Family Solutions, Inc.*	22,218,558
631,548	Carrols Restaurant Group, Inc.*	6,883,873
133,534	Carvana Co.*	1,960,279
284,939	Clarus Corp.*	2,137,042
337,248	Core-Mark Holding Co., Inc.	10,839,151
373,784	Cotiviti Holdings, Inc.*	13,448,748
141,578	DigitalGlobe, Inc.*	4,990,625
637,900	Genpact, Ltd.	18,339,625
525,877	Habit Restaurants, Inc.*	6,862,695
246,900	Liberty Formula One Group*	9,009,381
1,181,193	Liberty TripAdvisor Holdings, Inc.*	14,587,734
196,625	Liberty Ventures*	11,315,769
367,657	Lindblad Expeditions Holdings, Inc.*	3,933,930
136,128	MakeMyTrip, Ltd.*	3,913,680
120,462	Papa John's International, Inc.	8,802,158
81,190	PriceSmart, Inc.	7,246,208
171,653	SiteOne Landscape Supply, Inc.*	9,973,039
127,198	TripAdvisor, Inc.*	5,155,335
		161,617,830
Consumer Staples - 1.8%
84,911	Casey's General Stores, Inc.	9,293,509
51,139	TreeHouse Foods, Inc.*	3,463,644
		12,757,153
Financials - 5.0%
315,213	ConnectOne Bancorp, Inc.	7,754,240
219,956	Envestnet, Inc.*	11,217,756
125,704	Prosperity Bancshares, Inc.	8,262,524
152,007	Webster Financial Corp.	7,987,968
		35,222,488
Health Care - 13.5%
119,790	Acceleron Pharma, Inc.*	4,470,563
74,099	Agios Pharmaceuticals, Inc.*	4,946,108
147,370	Alder Biopharmaceuticals, Inc.*	1,805,283
84,131	BeiGene, Ltd. ADR*	8,704,193
40,995	Cambrex Corp.*	2,254,725
499,643	Catalent, Inc.*	19,945,749
170,615	Charles River Laboratories International, Inc.*	18,429,832
154,466	Coherus BioSciences, Inc.*	2,062,121
129,517	Henry Schein, Inc.*	10,619,099
16,474	IDEXX Laboratories, Inc.*	2,561,542
123,844	Jounce Therapeutics, Inc.*	1,929,490
110,757	Medidata Solutions, Inc.*	8,645,691
74,876	Neurocrine Biosciences, Inc.*	4,588,401
88,517	Ultragenyx Pharmaceutical, Inc.*	4,714,415
		95,677,212

Industrials - 20.4%
51,377	BWX Technologies, Inc.	2,878,139
235,361	ESCO Technologies, Inc.	14,109,892
274,354	Healthcare Services Group, Inc.	14,806,885
180,449	HEICO Corp.	16,206,125
288,955	Hexcel Corp.	16,591,796
104,183	IDEX Corp.	12,655,109
376,644	KeyW Holding Corp.*	2,866,261
312,676	Knight-Swift Transportation Holdings, Inc.*	12,991,688
54,100	WageWorks, Inc.*	3,283,870
475,607	Waste Connections, Inc.	33,273,466
202,096	Woodward, Inc.	15,684,671
		145,347,902
Information Technology - 27.1%
128,142	2U, Inc.*	7,181,078
338,952	Acxiom Corp.*	8,351,777
23,461	Appian Corp.*	667,700
172,143	Aspen Technology, Inc.*	10,812,302
180,686	Blackbaud, Inc.	15,864,231
73,166	Blackline, Inc.*	2,496,424
216,324	Broadridge Financial Solutions, Inc.	17,483,306
442,960	BroadSoft, Inc.*	22,280,888
250,031	Cavium, Inc.*	16,487,044
129,539	CoreLogic, Inc.*	5,987,293
78,425	Fair Isaac Corp.	11,018,712
36,472	Global Payments, Inc.	3,465,934
123,995	Guidewire Software, Inc.*	9,654,251
279,513	MACOM Technology Solutions Holdings, Inc.*	12,469,075
179,517	MAXIMUS, Inc.	11,578,846
426,464	Mimecast, Ltd.*	12,120,107
19,365	Nutanix, Inc.*	433,582
58,174	Paylocity Holding Corp.*	2,840,055
45,102	Proofpoint, Inc.*	3,933,796
44,287	SPS Commerce, Inc.*	2,511,516
42,701	Ultimate Software Group, Inc.*	8,096,110
63,828	WEX, Inc.*	7,162,778
		192,896,805
Telecommunication Services - 3.1%
391,891	Cogent Communications Holdings, Inc.	19,163,470
894,639	Global Eagle Entertainment, Inc.*	3,059,665
		22,223,135
Total Common Stocks (Cost $507,459,525)		665,742,525

Contingent Value Rights - 0.0%
118,191	Dyax Corp.*† (Aquired in January 2016)	131,192
Total Contingent Value Rights (Cost $131,192)		131,192

Private Placements - 0.4%
18,800	Greenspring Global Partners IV-B, L.P.*^†	2,318,941
85,769	Greenspring Global Partners V-B, L.P.*~†	111,814
Total Private Placements (Cost $25,519)		2,430,755

Short-Term Investments - 6.9%
Money Market Funds - 6.9%
49,323,961	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 0.93%#	49,323,961
Total Short-Term Investments (Cost $49,323,961)		49,323,961
Total Investments - 100.9% (Cost $556,940,197)		717,628,433
Liabilities in Excess of Other Assets - (0.9)%		(6,570,017)
NET ASSETS - 100.0%		$711,058,416

ADR - American Depositary Receipt
*Non-Income Producing
^Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to August 2016 as part of a $2,000,000 capital commitment. At September 30, 2017, $1,880,000 of the capital commitment has been fulfilled by the Fund.

~Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to February 2017 as part of a $100,000 capital commitment. At September 30, 2017, $85,000 of the capital commitment has been fulfilled by the Fund.

†These securities are being fair valued under the supervision of the Board of Trustees.  Further, they may not be sold by the Fund and are considered illiquid. At September 30, 2017 the total market value of securities considered illiquid was $2,561,947 or 0.4% of net assets.

#Annualized seven-day yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$556,940,197
Gross unrealized appreciation	179,817,177
Gross unrealized depreciation	(19,128,941)
Net unrealized appreciation (depreciation)	$160,688,236

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$665,742,525	$-	$-
Contingent Value Rights	$-	$-	$131,192
Private Placements	$-	$-	$2,430,755
Short-Term Investments	$49,323,961	$-	$-
Total Investments	$715,066,486	$-	$2,561,947

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 82.6%
Consumer Discretionary - 15.4%
115,430	Carriage Services, Inc.	2,955,008
238,499	Cato Corp.	3,155,342
649,915	Core-Mark Holding Co., Inc.	20,888,268
108,193	Culp, Inc.	3,543,321
1,945,907	Denny's Corp.*	24,226,542
369,263	DigitalGlobe, Inc.*	13,016,521
216,832	Liberty Ventures*	12,478,681
386,588	Loral Space & Communications, Inc.*†	19,136,106
468,065	Murphy USA, Inc.*	32,296,485
426,513	Nexstar Media Group, Inc.	26,571,760
1,478,481	Regis Corp.*	21,097,924
1,201,938	TEGNA, Inc.	16,021,833
		195,387,791
Consumer Staples - 1.1%
120,634	Casey's General Stores, Inc.	13,203,391
Energy - 4.7%
838,217	Linn Energy, Inc.*	30,301,545
112,400	Natural Gas Services Group, Inc.*	3,192,160
1,271,173	Par Pacific Holdings, Inc.*	26,440,398
		59,934,103
Financials - 26.4%
304,983	Assurant, Inc.	29,131,976
442,678	BankUnited, Inc.	15,746,056
349,078	Capital Bank Financial Corp.	14,329,652
145,885	Farmers Capital Bank Corp.†	6,134,464
220,304	Howard Bancorp, Inc.*	4,604,354
908,957	McGrath RentCorp†	39,766,869
359,198	Medley Management, Inc.†	2,209,068
638,940	National Bank Holdings Corp.†	22,803,769
1,010,368	National General Holdings Corp.	19,308,133
537,349	OceanFirst Financial Corp.	14,771,724
289,028	Pacific Premier Bancorp, Inc.*	10,910,807
408,279	Primerica, Inc.	33,295,152
338,171	Renasant Corp.	14,507,536
217,329	State National Cos, Inc.	4,561,736
747,668	Synovus Financial Corp.	34,437,588
1,158,086	TFS Financial Corp.	18,679,927
292,859	TriState Capital Holdings, Inc.*	6,706,471
264,311	Triumph Bancorp, Inc.*	8,524,030
288,288	Virtus Investment Partners, Inc.	33,455,822
		333,885,134
Health Care - 1.8%
95,971	Addus HomeCare Corp.*	3,387,776
364,437	Providence Service Corp.*	19,708,753
		23,096,529
Industrials - 15.6%
1,072,159	Albany International Corp.†	61,541,927
1,092,089	Continental Building Products, Inc.*	28,394,314
337,683	EnPro Industries, Inc.	27,193,612
793,696	Federal Signal Corp.	16,889,851

335,604	Kadant, Inc.	33,073,774
75,355	KMG Chemicals, Inc.	4,135,482
524,396	Simpson Manufacturing Co., Inc.	25,716,380
		196,945,340
Information Technology - 10.3%
254,724	Broadridge Financial Solutions, Inc.	20,586,794
107,800	Cars.com, Inc.*	2,868,558
934,006	CTS Corp.†	22,509,545
223,172	DST Systems, Inc.	12,247,679
922,597	EchoStar Corp.*	52,800,226
306,877	MAXIMUS, Inc.	19,793,567
		130,806,369
Materials - 5.4%
294,315	Clearwater Paper Corp.*	14,495,014
396,170	Deltic Timber Corp.†	35,033,313
225,306	Neenah Paper, Inc.	19,274,928
		68,803,255
Telecommunication Services - 1.3%
227,338	ATN International, Inc.	11,980,713
126,666	Hawaiian Telcom Holdco, Inc.*	3,777,180
		15,757,893
Utilities - 0.6%
657,846	Star Gas Partners L.P.†	7,466,552
Total Common Stocks (Cost $736,000,099)		1,045,286,357

Investment Companies - 1.8%
1,411,416	Ares Capital Corp.	23,133,108
Total Investment Companies (Cost $23,313,716)		23,133,108

Real Estate Investment Trusts - 10.7%
1,640,003	Altisource Residential Corp.	18,220,433
2,278,473	Colony NorthStar, Inc.	28,617,621
1,761,255	Forest City Realty Trust, Inc.	44,929,615
3,290,290	MFA Financial, Inc.	28,822,941
728,185	Xenia Hotels & Resorts, Inc.	15,328,294
Total Real Estate Investment Trusts (Cost $118,354,451)		135,918,904

Short-Term Investments - 5.2%
Money Market Funds - 5.2%
65,364,065	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 0.93%#	65,364,065
Total Short-Term Investments (Cost $65,364,065)		65,364,065
Total Investments - 100.3% (Cost $943,032,331)		1,269,702,434
Liabilities in Excess of Other Assets - (0.3)%		(3,749,673)
NET ASSETS - 100.0%		$1,265,952,761

* Non-Income Producing
†All or a portion of this security is considered illiquid. At September 30, 2017 the total market value of securities considered illiquid was $50,055,137 or 4.0% of net assets.
# Annualized seven-day yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$943,032,331
Gross unrealized appreciation	341,573,196
Gross unrealized depreciation	(14,903,093)
Net unrealized appreciation (depreciation)	$326,670,103

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$1,045,286,357	$-	$-
Investment Companies	$23,133,108	$-	$-
Real Estate Investment Trusts	$135,918,904	$-	$-
Short-Term Investments	$65,364,065	$-	$-
Total Investments	$1,269,702,434	$-	$-

Brown Advisory Global Leaders Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.8%
China - 3.1%
178,483	AIA Group, Ltd.	1,321,364
France - 3.7%
15,409	Safran SA	1,574,623
Germany - 5.4%
19,399	CTS Eventim AG & Co. KGaA	847,545
11,774	Henkel AG & Co. KGaA	1,433,723
		2,281,268
India - 3.1%
47,750	HDFC Bank, Ltd.	1,321,532
Indonesia - 2.1%
787,600	Bank Rakyat Indonesia Persero	894,177
Japan - 1.4%
6,728	Hoshizaki Corp.	591,009
Sweden - 4.2%
46,023	Atlas Copco AB	1,787,890
Switzerland - 3.4%
6,739	Schindler Holding AG	1,451,315
Taiwan - 3.5%
39,957	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,500,385
United Kingdom - 6.0%
59,925	Hiscox, Ltd.	1,028,255
26,620	Unilever PLC	1,540,747
		2,569,002

United States - 60.9%
Consumer Discretionary - 8.9%
6,178	FleetCor Technologies, Inc.*	956,169
550	Priceline Group, Inc.*	1,006,951
11,674	Starbucks Corp.	627,011
16,326	TJX Companies, Inc.	1,203,716
		3,793,847
Consumer Staples - 5.1%
11,311	Brown-Forman Corp.	614,187
14,750	Estee Lauder Companies, Inc.	1,590,640
		2,204,827
Financials - 8.1%
26,553	Charles Schwab Corp.	1,161,428
18,435	JPMorgan Chase & Co.	1,760,727
3,823	Moody's Corp.	532,200
		3,454,355
Health Care - 5.9%
7,292	Cigna Corp.	1,363,166
10,421	Edwards Lifesciences Corp.*	1,139,120
		2,502,286
Industrials - 2.0%
4,046	3M Co.	849,255
Information Technology - 25.4%
2,136	Alphabet, Inc. - Class C*	2,048,659
16,549	Cognizant Technology Solutions Corp.	1,200,464
7,945	Facebook, Inc.*	1,357,562
11,194	MasterCard, Inc.	1,580,593
26,970	Microsoft Corp.	2,008,995
13,220	PayPal Holdings, Inc.*	846,477
16,962	Visa, Inc.	1,785,081
		10,827,831
Materials - 5.5%
8,105	Ecolab, Inc.	1,042,384
3,642	Sherwin-Williams Co.	1,303,982
		2,346,366
Total United States		25,978,767
Total Common Stocks (Cost $31,897,810)		41,271,332

Short-Term Investments - 1.7%
Money Market Funds - 1.7%
740,962	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 0.93% #	740,962
Total Short-Term Investments (Cost $740,962)		740,962
Total Investments - 98.5% (Cost $32,638,772)		42,012,294
Other Assets in Excess of Liabilities - 1.5%		620,390
NET ASSETS - 100.0%		$42,632,684

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$32,638,772
Gross unrealized appreciation	9,447,444
Gross unrealized depreciation	(73,922)
Net unrealized appreciation (depreciation)	$9,373,522

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Common Stocks:
China	$-	$1,321,364	$-
France	$-	$1,574,623	$-
Germany	$-	$2,281,268	$-
India	$1,321,532	$-	$-
Indonesia	$-	$894,177	$-
Japan	$-	$591,009	$-
Sweden	$-	$1,787,890	$-
Switzerland	$-	$1,451,315	$-
Taiwan	$1,500,385	$-	$-
United Kingdom	$-	$2,569,002	$-
United States	$25,978,767	$-	$-
Short-Term Investments	$740,962	$-	$-
Total Investments	$29,541,646	$12,470,648	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 30.1%
1,330,000	21st Century Fox America, Inc.	3.00%	09/15/2022	1,357,185
1,200,000	Activision Blizzard, Inc.^	6.13%	09/15/2023	1,287,300
1,365,000	American Express Credit Corp. (3 Month LIBOR USD + 0.70%)	2.02%	03/03/2022	1,374,040
1,390,000	American Tower Corp.	2.25%	01/15/2022	1,368,837
1,355,000	Analog Devices, Inc.	3.13%	12/05/2023	1,376,386
1,345,000	AstraZeneca PLC	1.95%	09/18/2019	1,345,529
1,350,000	AutoZone, Inc.	2.50%	04/15/2021	1,350,466
1,330,000	BB&T Corp.	2.75%	04/01/2022	1,355,718
1,280,000	Boston Properties L.P.	3.85%	02/01/2023	1,352,807
1,400,000	Broadcom Corp.^	3.88%	01/15/2027	1,444,701
1,385,000	Campbell Soup Co.	2.50%	08/02/2022	1,388,454
1,355,000	Canadian Natural Resources, Ltd.	3.80%	04/15/2024	1,395,341
1,306,000	CC Holdings GS V LLC	3.85%	04/15/2023	1,368,468
1,320,000	Clorox Co.	3.05%	09/15/2022	1,357,055
1,300,000	Digital Realty Trust L.P.	3.95%	07/01/2022	1,372,134
1,275,000	Dollar General Corp.	4.15%	11/01/2025	1,355,662
1,325,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	1,370,371
1,370,000	Energy Transfer L.P.	4.05%	03/15/2025	1,391,120
1,205,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	1,344,487
1,395,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	1,394,090
1,375,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	1,382,354
500,000	Land O' Lakes, Inc.^	6.00%	11/15/2022	566,250
1,290,000	Martin Marietta Materials, Inc.	4.25%	07/02/2024	1,370,725
1,215,000	Micron Technology, Inc.	7.50%	09/15/2023	1,353,206
1,295,000	MPLX L.P.	4.50%	07/15/2023	1,379,437
1,370,000	Mylan NV	3.95%	06/15/2026	1,397,298
1,565,000	Providence Health & Services Obligated Group (3 Month LIBOR USD + 0.95%)	2.25%	10/01/2017	1,565,000
1,365,000	Rockwell Collins, Inc.	2.80%	03/15/2022	1,381,021
2,070,000	Royal Bank of Canada (3 Month LIBOR USD + 0.73%)	2.04%	02/01/2022	2,086,220
1,405,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.00%)	2.32%	03/16/2022	1,426,245
Total Corporate Bonds & Notes (Cost $40,738,540)				41,257,907

Mortgage Backed Securities - 14.1%
2,512	FHLMC PC, Pool# C00210	8.00%	01/01/2023	2,729
342,722	FHLMC PC, Pool# 1B0889 (12 Month LIBOR USD + 1.59%)	3.39%	05/01/2033	361,243
1,888,801	FHLMC PC, Pool# Q2-5749	4.00%	04/01/2044	1,990,755
1,296,315	FHLMC PC, Pool# Q4-2019	3.00%	07/01/2046	1,302,768
66,718	FHLMC REMIC, Series 2782	4.00%	11/15/2033	67,482
1,600,000	FHMS, Series K-042	2.67%	12/25/2024	1,612,096
1,525,000	FHMS, Series K-046	3.21%	03/25/2025	1,586,873
700,000	FHMS, Series K-047#	3.33%	05/25/2025	733,933
1,550,000	FHMS, Series K-048#	3.28%	06/25/2025	1,619,394
16,139	FNMA, Pool# 539082	7.00%	08/01/2028	16,237
8,423	FNMA, Pool# 625536	6.00%	01/01/2032	9,480
38,466	FNMA, Pool# 628837	6.50%	03/01/2032	42,778
104,678	FNMA, Pool# 663238	5.50%	09/01/2032	115,832
34,783	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	3.02%	11/01/2033	35,356
12,675	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	2.78%	12/01/2033	13,168
64,542	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	3.02%	02/01/2034	66,745
36,621	FNMA, Pool# 848817	5.00%	01/01/2036	40,303
2,101,499	FNMA, Pool# AB9339	3.00%	05/01/2043	2,120,663
679,805	FNMA, Pool# AV7911	4.50%	01/01/2044	731,259
641,489	FNMA, Pool# AS1474	4.50%	01/01/2044	689,489
4,010,412	FNMA, Pool# AY3879	3.50%	11/01/2045	4,138,597
1,695,618	FNMA, Pool# AY3880	4.00%	11/01/2045	1,787,231
1,687,930	FNMA REMIC Trust, Series 2013-115 A1~	3.00%	04/25/2031	208,971
16,445	GNMA, Pool# 487110	6.50%	04/15/2029	18,989
26,570	GNMA, Pool# 781186	9.00%	06/15/2030	29,367
6,143	GNMA, Pool# 571166	7.00%	08/15/2031	6,303
Total Mortgage Backed Securities (Cost $19,273,026)				19,348,041

Asset Backed Securities - 10.3%
130,890	AmeriCredit Automobile Receivables Trust, Series 2017-2 A-1	1.20%	05/18/2018	130,883
34,573	AmeriCredit Automobile Receivables Trust, Series 2016-1 A-2-A	1.52%	06/10/2019	34,574
621,847	AmeriCredit Automobile Receivables Trust, Series 2015-4 C	1.70%	07/08/2020	622,190
875,000	AmeriCredit Automobile Receivables Trust, Series 2015-3 B	2.08%	09/08/2020	877,775
1,000,000	BlueMountain CLO, Ltd., Series 2015-3A B (3 Month LIBOR USD + 3.10%)^	4.41%	10/20/2027	1,006,147
2,500,000	Capital Auto Receivables Asset Trust, Series 2014-3 B^	2.35%	07/22/2019	2,505,722
832,684	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	863,910
794,390	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	871,851
1,500,000	Octagon Investment Partners 24, Ltd., Series 2015-1A A2AR (3 Month LIBOR USD + 1.35%)^	2.70%	05/21/2027	1,500,000
1,500,000	Octagon Investment Partners 30, Ltd., Series 2015-1A A2 (3 Month LIBOR USD + 1.95%)^	3.27%	05/21/2027	1,501,722
1,000,000	Octagon Investment Partners 30, Ltd., Series 2017-1A B (3 Month LIBOR USD + 2.35%)^	3.66%	03/17/2030	1,005,339
102,720	OSCAR U.S. Funding Trust IV, Series 2016-1A A2B (1 Month LIBOR USD + 1.70%)^	2.93%	07/15/2020	103,311
83,484	OSCAR U.S. Funding Trust V, Series 2016-2A A2B (1 Month LIBOR USD + 1.40%)^	2.63%	11/15/2019	83,840
1,500,000	OZLM XIII, Ltd., Series 2015-13A A2 (3 Month LIBOR USD + 2.10%)^	3.41%	07/30/2027	1,504,950
1,500,000	Stewart Park CLO, Ltd., Series 2015-1A B (3 Month LIBOR USD + 2.00%)^	3.30%	04/15/2026	1,510,892
Total Asset Backed Securities (Cost $14,090,849)				14,123,106

Municipal Bonds - 9.4%
670,000	District of Columbia, Series 2010F	4.71%	12/01/2022	745,610
600,000	District of Columbia#	3.09%	08/01/2038	522,000
1,395,000	Florida Hurricane Catastrophe Fund	2.11%	07/01/2018	1,397,664
500,000	Georgetown University#	2.16%	04/01/2029	472,500
1,000,000	Illinois, State of	2.30%	06/15/2019	1,000,810
1,390,000	Maryland Health & Higher Educational Facilities Authority	3.43%	07/01/2023	1,418,189
2,000,000	Miami-Dade County Florida Aviation	2.37%	10/01/2023	1,955,800
1,315,000	New York State Dormitory Authority	4.00%	07/01/2039	1,357,619
1,500,000	New York State Energy Research & Development Authority#	3.09%	07/01/2029	1,515,000
1,250,000	North Texas Tollway Authority	8.91%	02/01/2030	1,419,025
1,000,000	Texas A&M University	3.23%	05/15/2027	1,023,860
Total Municipal Bonds (Cost $12,838,741)				12,828,077

U.S. Treasury Notes - 11.2%
3,645,000	United States Treasury Note	1.38%	02/29/2020	3,630,406
7,960,000	United States Treasury Note	1.88%	08/31/2022	7,940,877
4,000,000	United States Treasury Note	1.63%	05/15/2026	3,794,844
Total U.S. Treasury Notes (Cost $15,481,110)				15,366,127

Shares
Affiliated Mutual Funds - 21.7%
2,995,189	Brown Advisory Mortgage Securities Fund - Institutional Shares			29,682,323
Total Affiliated Mutual Funds (Cost $30,238,441)				29,682,323

Short-Term Investments - 3.5%
Money Market Funds - 3.5%
4,795,702	First American Treasury Obligations Fund - Class Z, 0.89%*			4,795,702
Total Short-Term Investments (Cost $4,795,702)				4,795,702
Total Investments - 100.3% (Cost $137,456,409)				137,401,283
Liabilities in Excess of Other Assets - (0.3)%				(471,029)
NET ASSETS - 100.0%				$136,930,254

# Variable rate security. Rate disclosed is as of September 30, 2017.
* Annualized seven-day yield as of September 30, 2017.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the value of these securities amounted to $14,020,174 or 10.2% of net assets.

~ Interest Only Security

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$137,456,409
Gross unrealized appreciation	982,790
Gross unrealized depreciation	(1,037,916)
Net unrealized appreciation (depreciation)	$(55,126)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3

Corporate Bonds & Notes	$-	$41,257,907	$-
Mortgage Backed Securities	$-	$19,348,041	$-
Asset Backed Securities	$-	$14,123,106	$-
Municipal Bonds	$-	$12,828,077	$-
U.S. Treasury Notes	$-	$15,366,127	$-
Affiliated Mutual Funds	$29,682,323	$-	$-
Short-Term Investments	$4,795,702	$-	$-
Total Investments	$34,478,025	$102,923,258	$-

Investments in Affiliates
See the table below for details of the Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended September 30, 2017:

Beginning Market Value		Purchases at Cost		Proceeds from Sales		Unrealized Appreciation	Net Realized	Change In Unrealized	Ending Market Value			Capital
[# of shares held] 7/01/2017		[# of shares purchased]		[# of shares sold]		(Depreciation) 9/30/2017	Gains (Losses)	Appreciation (Depreciation)	[# of shares held] 9/30/2017		Dividend Income	Gain Distributions
$29,562,515		$-		$-		$(556,118)	$-	$119,808	$29,682,323		$155,331	$-
[2,995,189	]	[0	]	[0	]				[2,995,189	]

Brown Advisory Total Return Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 33.9%
725,000	Activision Blizzard, Inc.^	6.13%	09/15/2023	777,744
950,000	AerCap Ireland Capital DAC	3.50%	05/26/2022	973,794
1,140,000	American Tower Corp.	3.13%	01/15/2027	1,095,797
1,045,000	Analog Devices, Inc.	3.90%	12/15/2025	1,097,305
530,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	556,500
1,120,000	AutoZone, Inc.	3.13%	04/21/2026	1,088,334
515,000	Ball Corp.	5.00%	03/15/2022	559,419
1,070,000	Becton Dickinson and Co.	3.73%	12/15/2024	1,094,618
1,040,000	Boston Properties L.P.	3.80%	02/01/2024	1,089,045
1,000,000	Broadcom Corp.^	3.88%	01/15/2027	1,031,929
1,110,000	Campbell Soup Co.	2.50%	08/02/2022	1,112,768
1,070,000	Canadian Natural Resources, Ltd.	3.80%	04/15/2024	1,101,856
1,050,000	Capital One Financial Corp. (3 Month LIBOR USD + 3.80%)	5.55%	12/29/2049	1,098,563
1,030,000	CC Holdings GS V LLC	3.85%	04/15/2023	1,079,266
1,125,000	Clorox Co.	3.10%	10/01/2027	1,121,982
153,000	Delphi Jersey Holdings PLC ^	5.00%	10/01/2025	156,060
1,025,000	Dollar General Corp.	4.15%	11/01/2025	1,089,846
540,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	558,491
1,070,000	Energy Transfer L.P.	4.05%	03/15/2025	1,086,495
1,010,000	Equinix, Inc.	5.88%	01/15/2026	1,112,263
65,000	Equinix, Inc.	5.38%	05/15/2027	70,769
960,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	1,071,127
500,000	First Quality Finance Co., Inc.^	5.00%	07/01/2025	516,875
825,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	824,462
1,095,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	1,100,856
1,035,000	Keysight Technologies, Inc.	4.55%	10/30/2024	1,093,254
505,000	Lamar Media Corp.	5.75%	02/01/2026	549,819
1,045,000	Martin Marietta Materials, Inc.	4.25%	07/02/2024	1,110,394
525,000	Mercer International, Inc.	7.75%	12/01/2022	559,125
535,000	Meritor, Inc.	6.25%	02/15/2024	571,781
980,000	Micron Technology, Inc.	7.50%	09/15/2023	1,091,475
1,010,000	MPLX L.P.	4.88%	12/01/2024	1,089,941
1,075,000	Mylan NV	3.95%	06/15/2026	1,096,420
560,000	Oasis Petroleum, Inc.	6.50%	11/01/2021	574,000
338,000	ServiceMaster Co. LLC	7.45%	08/15/2027	370,955
540,000	SESI LLC	7.13%	12/15/2021	553,500
190,947	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	210,996
999,000	Springs Industries, Inc.	6.25%	06/01/2021	1,032,716
465,000	Staples, Inc.^	8.50%	09/15/2025	453,375
1,000,000	TechnipFMC PLC^	3.45%	10/01/2022	1,008,061
450,000	Teck Resources, Ltd.^	8.50%	06/01/2024	517,500
598,000	Tenneco, Inc.	5.00%	07/15/2026	614,445
1,105,000	Teva Pharmaceutical Finance Netherlands III BV	1.40%	07/20/2018	1,101,089
1,200,000	Verisk Analytics, Inc.	4.00%	06/15/2025	1,250,404
970,000	Verizon Communications, Inc.	5.15%	09/15/2023	1,088,746
560,000	Viking Cruises, Ltd.^	5.88%	09/15/2027	563,332
Total Corporate Bonds & Notes (Cost $38,501,375)				38,967,492

Mortgage Backed Securities - 32.4%
400,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY A (1 Month LIBOR USD + 1.05%)^	2.28%	09/15/2026	401,034
400,000	BAMLL Commercial Mortgage Securities Trust, Series 2017-BNK3 AS	3.75%	02/17/2050	414,966
600,000	BANK, Series 2017-BNK4 AS	3.78%	05/17/2050	619,952
113,015	Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2 M (1 Month LIBOR USD + 2.00%)^	3.24%	11/29/2027	113,279
189,832	Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1 M (1 Month LIBOR USD + 2.15%)^	3.39%	10/25/2028	190,583
250,000	Chicago Skyscraper Trust, Series 2017-SKY B (1 Month LIBOR USD + 1.10%)^	2.33%	02/15/2030	250,424
250,000	Chicago Skyscraper Trust, Series 2017-SKY C (1 Month LIBOR USD + 1.25%)^	2.48%	02/15/2030	250,430
150,000	Cosmopolitan Hotel Trust, Series 2016-COSMO C (1 Month LIBOR USD + 2.65%)^	3.88%	11/15/2033	150,927
200,000	CSMC, Series 2017-LSTK A^	2.76%	04/07/2033	202,008
2,300,000	FHLMC Gold, 2.5%, Due TBA October	2.50%	10/15/2032	2,316,778
1,800,000	FHLMC Gold, 3.0%, Due TBA October	3.00%	10/15/2032	1,850,076
4,000,000	FHLMC Gold, 3.5%, Due TBA October	3.50%	10/15/2047	4,125,783
561,521	FHLMC PC, Pool# J3-2596	3.50%	08/01/2030	587,321
396,989	FHLMC PC, Pool# Q4-6676	4.50%	03/01/2047	425,841
631,846	FHLMC PC, Pool# Q4-7280	4.50%	04/01/2047	678,169
348,087	FHLMC PC, Pool# Q4-7871	4.00%	05/01/2047	367,118
646,383	FHLMC PC, Pool# Q4-7885	4.50%	05/01/2047	693,357
2,951,057	FHLMC REMIC, Series 4094~	2.50%	03/15/2027	194,979
804,124	FHLMC REMIC, Series 4107~	3.00%	08/15/2027	174,321
2,002,136	FHLMC REMIC, Series 4143~	3.50%	09/15/2042	239,368

968,921	FHLMC REMIC, Series 4495~	3.50%	07/15/2045	178,206
275,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	267,479
619,250	FHLMC STACR Debt Notes, Series 2015-DNA3 M2 (1 Month LIBOR USD + 2.85%)	4.09%	04/25/2028	642,538
560,000	FHLMC STACR Debt Notes, Series 2016-DNA2 M2 (1 Month LIBOR USD + 2.20%)	3.44%	10/25/2028	569,231
400,000	FHMS, Series Q-004#	2.66%	01/25/2021	402,479
302,791	FHMS, Series K-J09	2.02%	04/25/2022	302,655
2,034,014	FHMS, Series K-721#~	0.46%	08/25/2022	28,340
575,958	FHMS, Series K-J07	1.53%	09/25/2022	560,566
2,216,559	FHMS, Series K-722#~	1.44%	03/25/2023	129,068
1,747,490	FHMS, Series K-723#~	1.08%	08/25/2023	81,256
3,246,908	FHMS, Series K-725#~	0.84%	01/25/2024	128,047
3,478,187	FHMS, Series K-046#~	0.50%	03/25/2025	85,771
1,569,237	FHMS, Series K-055#~	1.50%	03/25/2026	148,712
822,621	FHMS, Series K-056#~	1.40%	05/25/2026	72,131
698,885	FHMS, Series K-057#~	1.33%	07/25/2026	59,065
680,465	FHMS, Series K-058#~	1.06%	08/25/2026	46,459
2,247,432	FHMS, Series K-064#~	0.75%	03/25/2027	110,306
1,400,000	FHMS, Series K-W03#~	0.85%	06/25/2027	85,232
3,500,000	FNCL, 3.5%, Due TBA October	3.50%	10/01/2047	3,608,418
1,772,226	FNMA, Pool# AS2249	4.00%	04/01/2039	1,875,712
939,133	FNMA, Pool# AB9349	3.00%	05/01/2043	947,600
608,885	FNMA, Pool# AU6230	5.00%	09/01/2043	665,540
826,704	FNMA, Pool# AY0677	3.50%	03/01/2045	857,573
568,255	FNMA, Pool# AZ8218	4.00%	08/01/2045	599,174
993,274	FNMA, Pool# BD3994	4.00%	04/01/2047	1,047,081
248,674	FNMA, Pool# BH3057	4.00%	05/01/2047	262,556
1,099,711	FNMA, Pool# BD4016	4.00%	07/01/2047	1,178,935
3,000,000	FNMA, 3.0%, Due TBA October	3.00%	10/15/2047	3,010,078
1,000,000	FNMA, 4.0% Due TBA October	4.00%	10/15/2047	1,052,969
1,198,952	GNMA REMIC Trust, Series 2014-45 B1#~	0.76%	07/16/2054	53,175
1,015,509	GNMA REMIC Trust, Series 2014-135 I0#~	0.83%	01/16/2056	52,202
1,038,671	GNMA REMIC Trust, Series 2015-172 I0#~	0.93%	03/16/2057	65,599
1,362,461	GNMA REMIC Trust, Series 2016-40 I0#~	0.79%	07/16/2057	81,981
1,105,878	GNMA REMIC Trust, Series 2016-56 I0#~	0.99%	11/16/2057	82,099
610,490	GNMA REMIC Trust, Series 2016-127 I0#~	0.95%	05/16/2058	46,394
1,296,763	GNMA REMIC Trust, Series 2016-98 I0#~	0.96%	05/16/2058	94,976
1,187,712	GNMA REMIC Trust, Series 2016-110 I0#~	1.04%	05/16/2058	95,599
1,500,000	GNMA, 3.0%, Due TBA October	3.00%	10/15/2047	1,520,977
300,000	GSMS, Series 2017-GS6 AS	3.64%	05/12/2050	308,194
200,000	JPMCC, Series 2016-ASH A (1 Month LIBOR USD + 1.50%)^	2.73%	10/16/2034	201,002
185,000	MAD Mortgage Trust, Series 2017-330M B#^	3.48%	08/17/2034	187,476
200,000	MSC, Series 2017-PRME B (1 Month LIBOR USD + 1.35%)^	2.58%	02/15/2034	201,181
500,000	WFCM, Series 2016-BNK1 A3	2.65%	08/17/2049	485,604
555,000	WFCM, Series 2017-RB1 AS	3.76%	03/17/2050	579,383
Total Mortgage Backed Securities (Cost $37,390,224)				37,305,733

Asset Backed Securities - 25.4%
217,950	Aircraft Certificate Owner Trust, Series 2003-1A E^	7.00%	09/20/2022	231,844
125,000	American Airlines Trust, Series 2017-2 AA	3.35%	04/15/2031	127,200
300,000	American Credit Acceptance Receivables Trust, Series 2017-2 B^	2.46%	04/12/2021	300,446
150,000	American Credit Acceptance Receivables Trust, Series 2015-1 C^	4.29%	04/12/2021	151,793
350,000	American Credit Acceptance Receivables Trust, Series 2017-3 C^	2.72%	06/10/2022	350,157
261,780	AmeriCredit Automobile Receivables Trust, Series 2017-2 A1	1.20%	05/18/2018	261,765
400,000	Babson CLO, Ltd., Series 2013-IA D (3 Month LIBOR USD + 3.50%)^	4.81%	04/20/2025	400,637
200,000	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7 A1ʭ^	3.10%	09/28/2032	200,000
108,248	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1 A1ʭ^	3.60%	01/28/2032	108,239
233,109	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4 A# ^	3.50%	01/28/2055	240,001
500,000	BlueMountain CLO, Ltd., Series 2013-3A DR (3 Month LIBOR USD + 2.90%)^	4.21%	10/29/2025	500,126
153,578	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A A^	2.94%	05/25/2029	153,995
556,221	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	577,079
86,072	Continental Airlines Trust, Series 2000-1 A-1	8.05%	05/01/2022	95,647
70,775	CPS Auto Receivables Trust, Series 2016-D A^	1.50%	06/15/2020	70,651
175,000	CPS Auto Receivables Trust, Series 2017-B B^	2.33%	05/17/2021	174,966
200,000	CPS Auto Receivables Trust, Series 2017-A B^	2.68%	05/17/2021	201,250
500,000	Dell Equipment Finance Trust, Series 2015-2 B^	2.21%	09/22/2020	500,821
150,000	Drive Auto Receivables Trust, Series 2017-BA B^	2.20%	05/15/2020	150,498
450,000	Drive Auto Receivables Trust, Series 2017-AA B^	2.51%	01/15/2021	452,457
400,000	Drive Auto Receivables Trust, Series 2017-2 B	2.25%	06/15/2021	400,395
350,000	Drive Auto Receivables Trust, Series 2017-AA C^	2.98%	01/18/2022	353,858
200,000	Drive Auto Receivables Trust, Series 2017-2 C	2.75%	09/15/2023	199,819
37,149	DT Auto Owner Trust, Series 2016-1A B^	2.79%	05/15/2020	37,189
175,000	DT Auto Owner Trust, Series 2017-3A C^	3.01%	05/15/2023	174,748
121,579	Exeter Automobile Receivables Trust, Series 2016-3A A^	1.84%	11/16/2020	121,515
714,951	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	784,666
500,000	Finn Square CLO, Ltd., Series 2012-1A C (3 Month LIBOR USD + 3.60%)^	4.93%	12/24/2023	501,557
300,000	Flagship Credit Auto Trust, Series 2014-2 B^	2.84%	11/16/2020	301,446

500,000	Grippen Park CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.30%)^	3.55%	01/20/2030	502,272
1,500,000	Highbridge Loan Management, Ltd., Series 4A-2014 A2A (3 Month LIBOR USD + 2.05%)^	3.36%	07/28/2025	1,501,737
1,500,000	Highbridge Loan Management, Ltd., Series 4A-2014 B (3 Month LIBOR USD + 3.00%)^	4.31%	07/28/2025	1,501,153
800,000	Highbridge Loan Management, Ltd., Series 7a-2015 C (3 Month LIBOR USD + 3.38%)^	4.70%	11/15/2026	801,046
1,000,000	Highbridge Loan Management, Ltd., Series 6A-2015 C (3 Month LIBOR USD + 3.07%)^	4.38%	05/05/2027	1,000,162
54,678	Hilton Grand Vacations Trust, Series 2013-A A^	2.28%	01/25/2026	54,495
130,916	Hilton Grand Vacations Trust, Series 2017-AA A^	2.66%	12/26/2028	131,123
750,000	Madison Park Funding XVII, Ltd., Series 2015-17A B1R (3 Month LIBOR USD + 1.75%)^	3.06%	07/22/2030	752,245
625,000	Madison Park Funding XVII, Ltd., Series 2015-17A CR (3 Month LIBOR USD + 2.40%)^	3.71%	07/22/2030	631,248
65,895	MVW Owner Trust, Series 2013-1A A^	2.15%	04/22/2030	65,552
164,960	MVW Owner Trust, Series 2015-1A A^	2.52%	12/20/2032	164,563
75,784	MVW Owner Trust, Series 2016-1A A^	2.25%	12/20/2033	74,703
99,112	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	99,022
99,112	MVW Owner Trust, Series 2017-1A B^	2.75%	12/20/2034	98,975
200,000	Nationstar HECM Loan Trust, Series 2017-2A M1#^	2.82%	09/25/2027	200,000
1,000,000	Octagon Investment Partners 22, Ltd., Series 2014-1A B2R (3 Month LIBOR USD + 1.60%)^	2.91%	11/25/2025	1,005,895
750,000	Octagon Investment Partners 24, Ltd., Series 2015-1A A2 (3 Month LIBOR USD + 1.95%)^	3.27%	05/21/2027	750,861
1,000,000	Octagon Investment Partners 30, Ltd., Series 2017-1A B (3 Month LIBOR USD + 2.35%)^	3.66%	03/17/2030	1,005,339
150,459	Orange Lake Timeshare Trust, Series 2016-A A^	2.61%	03/08/2029	150,144
205,440	OSCAR U.S. Funding Trust IV, Series 2016-1A A2B (1 Month LIBOR USD + 1.70%)^	2.93%	07/15/2020	206,622
33,394	OSCAR U.S. Funding Trust V, Series 2016-2A A2B (1 Month LIBOR USD + 1.40%)^	2.63%	11/15/2019	33,536
164,325	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B (1 Month LIBOR USD + 0.80%)^	2.04%	05/11/2020	164,495
200,000	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	1.88%	11/10/2020	200,421
1,000,000	OZLM XIII, Ltd., Series 2015-13A A2 (3 Month LIBOR USD + 2.10%)^	3.41%	07/30/2027	1,003,300
467,695	Prestige Auto Receivables Trust, Series 2014-1A B^	1.91%	04/15/2020	468,089
750,000	Regatta III Funding, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 3.30%)^	4.60%	04/15/2026	750,075
259,367	Santander Drive Auto Receivables Trust, Series 2013-A C^	3.12%	10/15/2019	259,992
76,517	Santander Drive Auto Receivables Trust, Series 2015-1 B	1.97%	11/15/2019	76,533
530,000	Santander Drive Auto Receivables Trust, Series 2016-1 B	2.47%	12/15/2020	532,448
400,000	Santander Drive Auto Receivables Trust, Series 2017-2 C	2.79%	08/15/2022	401,360
46,634	Sierra Timeshare Receivables Funding LLC, Series 2014-1A A^	2.07%	03/20/2030	46,576
61,097	Sierra Timeshare Receivables Funding LLC, Series 2014-3A A^	2.30%	10/20/2031	61,057
59,869	Sierra Timeshare Receivables Funding LLC, Series 2015-2A A^	2.43%	06/20/2032	59,774
60,343	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	60,459
115,995	Sierra Timeshare Receivables Funding LLC, Series 2016-2A A^	2.33%	07/20/2033	115,841
83,704	Sierra Timeshare Receivables Funding LLC, Series 2016-3A A^	2.43%	10/20/2033	83,543
107,493	Sierra Timeshare Receivables Funding LLC, Series 2017-1A A^	2.91%	03/20/2034	108,220
1,000,000	Stewart Park CLO, Ltd., Series 2015-1A B (3 Month LIBOR USD + 2.00%)^	3.30%	04/15/2026	1,007,262
1,000,000	Stewart Park CLO, Ltd., Series 2015-1A C (3 Month LIBOR USD + 2.90%)^	4.20%	04/15/2026	1,002,233
86,061	SVO VOI Mortgage LLC, Series 2012-AA A^	2.00%	09/20/2029	85,152
25,426	US Airways Pass Through Trust, Series 1999-1 A	8.36%	07/20/2020	25,680
375,000	Verizon Owner Trust, Series 2016-1A A^	1.42%	01/20/2021	373,718
84,704	VOLT LIV LLC, Series 2017-NPL1 A1ʭ^	3.50%	02/25/2047	85,437
193,423	VOLT LIX LLC, Series 2017-NPL6 A1ʭ^	3.25%	05/28/2047	194,434
135,697	VOLT LV LLC, Series 2017-NPL2 A1ʭ^	3.50%	03/25/2047	137,037
214,965	VOLT LVI LLC, Series 2017-NPL3 A1ʭ^	3.50%	03/25/2047	217,151
131,203	VOLT LVII LLC, Series 2017-NPL4 A1ʭ^	3.38%	04/25/2047	132,246
174,018	VOLT LVIII LLC, Series 2017-NPL5 A1ʭ^	3.38%	05/28/2047	175,540
111,490	VOLT LXI LLC, Series 2017-NPL8 A1ʭ^	3.13%	06/25/2047	112,055
175,000	VOLT LXII LLC, Series 2017-NPL9 A1ʭ^	3.13%	09/25/2047	175,194
110,892	VOLT XXXVIII LLC, Series 2015-NP12 A1ʭ^	3.88%	09/25/2045	111,590
750,000	Voya CLO, Ltd., Series 2013-1A C (3 Month LIBOR USD + 3.50%)^	4.80%	04/15/2024	751,247
81,504	VSE VOI Mortgage LLC, Series 2016-A A^	2.54%	07/20/2033	81,101
37,748	Westlake Automobile Receivables Trust, Series 2015-1A C^	2.29%	11/16/2020	37,778
175,000	Westlake Automobile Receivables Trust, Series 2016-1A C^	3.29%	09/15/2021	176,389
100,000	Westlake Automobile Receivables Trust, Series 2016-2A B^	2.30%	11/15/2019	100,221
175,000	Westlake Automobile Receivables Trust, Series 2016-3A B^	2.07%	12/15/2021	174,674
175,000	Westlake Automobile Receivables Trust, Series 2016-3A C^	2.46%	01/18/2022	174,593
305,000	Westlake Automobile Receivables Trust, Series 2017-1A C^	2.70%	10/17/2022	306,489
375,000	Westlake Automobile Receivables Trust, Series 2017-2A C^	2.59%	12/15/2022	374,229
Total Asset Backed Securities (Cost $29,153,794)				29,259,091

Municipal Bonds - 4.4%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	296,562
500,000	District of Columbia#	3.09%	08/01/2038	435,000
450,000	Georgetown University#	2.16%	04/01/2029	425,250
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,335,756
750,000	Massachusetts Port Authority#	2.17%	01/01/2031	690,000
1,000,000	New York State Energy Research & Development Authority#	3.09%	07/01/2029	1,010,000
800,000	North Texas Tollway Authority	8.91%	02/01/2030	908,176
Total Municipal Bonds (Cost $5,048,837)				5,100,744

U.S. Treasury Notes - 5.9%
6,720,000	United States Treasury Note†	0.75%	10/31/2017	6,718,488
Total U.S. Treasury Notes (Cost $6,719,598)				6,718,488

Par Value/Shares
Short-Term Investments - 12.1%
Money Market Funds - 11.6%
13,376,964	First American Treasury Obligations Fund - Class Z, 0.89%*	13,376,964
U.S. Treasury Bills - 0.5%
550,000	United States Treasury Bill†	546,302
Total Short-Term Investments (Cost $13,923,359)		13,923,266
Total Investments - 114.1% (Cost $130,737,187)		131,274,814
Liabilities in Excess of Other Assets - (14.1)%		(16,223,365)
NET ASSETS - 100.0%		$115,051,449

# Variable rate security. Rate disclosed is as of September 30, 2017.
ʭ Step bond; the interest rate shown is the rate in effect as of September 30, 2017.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2017, the value of these securities amounted to $33,217,198 or 28.9% of net assets.

~ Interest Only Security
†All or a portion of this security is pledged as collateral in connection with open futures contracts.
* Annualized seven-day yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$130,737,187
Gross unrealized appreciation	1,178,928
Gross unrealized depreciation	(641,301)
Net unrealized appreciation (depreciation)	$537,627

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Long
The Total Return Fund had the following open long futures contracts as of September 30, 2017:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Futures December 2017	18	12/19/2017	$2,788,821	2,750,625	$(38,196)
U.S. Treasury Ultra Bond Futures December 2017	73	12/19/2017	12,246,198	12,054,125	(192,073)
			$15,035,019	$14,804,750	$(230,269)
Futures Contracts - Short
The Total Return Fund had the following open short futures contracts as of September 30, 2017:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures December 2017	(50)	12/19/2017	$(6,312,496)	$(6,265,625)	$46,871
			$(6,312,496)	$(6,265,625)	$46,871

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Corporate Bonds & Notes	$-	$38,967,492	$-
Mortgage Backed Securities	$-	$37,305,733	$-
Asset Backed Securities	$-	$29,259,091	$-
Municipal Bonds	$-	$5,100,744	$-
U.S. Treasury Notes	$-	$6,718,488	$-
Short-Term Investments	$13,376,964	$546,302	$-
Total Investments	$13,376,964	$117,897,850	$-
Futures Contracts - Long*	$(230,269)	$-	$-
Futures Contracts - Short*	$46,871	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Strategic Bond Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 46.9%
181,825	Aircraft Certificate Owner Trust, Series 2003-A E^	7.00%	09/20/2022	193,417
309,014	Ally Auto Receivables Trust, Series 2015-1 A3	1.39%	09/16/2019	309,035
300,000	American Credit Acceptance Receivables Trust, Series 2017-2 B^	2.46%	04/12/2021	300,446
150,000	American Credit Acceptance Receivables Trust, Series 2015-1 C^	4.29%	04/12/2021	151,793
350,000	American Credit Acceptance Receivables Trust, Series 2017-3 C^	2.72%	06/10/2022	350,157
4,504	AmeriCredit Automobile Receivables Trust, Series 2013-3 C	2.38%	06/10/2019	4,506
43,078	AmeriCredit Automobile Receivables Trust, Series 2014-2 B	1.60%	07/08/2019	43,082
31,606	AmeriCredit Automobile Receivables Trust, Series 2013-4 C	2.72%	09/09/2019	31,641
1,404,631	AmeriCredit Automobile Receivables Trust, Series 2014-3 B	1.92%	11/08/2019	1,405,381
205,000	AmeriCredit Automobile Receivables Trust, Series 2014-2 C	2.18%	06/08/2020	205,601
280,000	AmeriCredit Automobile Receivables Trust, Series 2013-2 E^	3.41%	10/08/2020	280,182
555,000	AmeriCredit Automobile Receivables Trust, Series 2015-2 C	2.40%	01/08/2021	558,442
500,000	Babson CLO, Ltd., Series 2013-IA D (3 Month LIBOR USD + 3.50%)^	4.81%	04/20/2025	500,796
200,000	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7 A1ʭ^	3.10%	09/28/2032	200,000
72,385	Bayview Opportunity Master Fund IVb Trust, Series 2016-RN4 A1ʭ^	3.47%	10/28/2031	72,824
108,248	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1 A1ʭ^	3.60%	01/28/2032	108,239
233,109	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4 A#^	3.50%	01/28/2055	240,001
500,000	BlueMountain CLO, Ltd., Series 2013-3R DR (3 Month LIBOR USD + 2.90%)^	4.21%	10/29/2025	500,126
1,000,000	BlueMountain CLO, Ltd., Series 2014-1A D (3 Month LIBOR USD + 3.45%)^	4.76%	04/30/2026	1,001,803
750,000	BlueMountain CLO, Ltd., Series 2015-2A D (3 Month LIBOR USD + 3.55%)^	4.85%	07/19/2027	755,446
1,500,000	BlueMountain CLO, Ltd., Series 2015-3A B (3 Month LIBOR USD + 3.10%)^	4.41%	10/20/2027	1,509,221
153,578	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A A^	2.94%	05/25/2029	153,995
750,000	Capital Auto Receivables Asset Trust, Series 2014-3 B^	2.35%	07/22/2019	751,717
1,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-1A BR (3 Month LIBOR USD + 1.80%)^	3.10%	04/17/2025	1,002,736
1,000,000	CBAM, Ltd., Series 2017-1A B (3 Month LIBOR USD + 1.80%)^	3.13%	07/20/2030	1,001,169
200,683	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	208,208
86,072	Continental Airlines Trust, Series 2000-1 A-1	8.05%	05/01/2022	95,647
56,620	CPS Auto Receivables Trust, Series 2016-D A^	1.50%	06/15/2020	56,521
175,000	CPS Auto Receivables Trust, Series 2017-B B^	2.33%	05/17/2021	174,966
200,000	CPS Auto Receivables Trust, Series 2017-A B^	2.68%	05/17/2021	201,250
1,000,000	Dell Equipment Finance Trust, Series 2015-2 B^	2.21%	09/22/2020	1,001,641
32,089	Drive Auto Receivables Trust, Series 2017-AA A2^	1.48%	03/15/2019	32,089
345,000	Drive Auto Receivables Trust, Series 2017-BA B^	2.20%	05/15/2020	346,146
470,000	Drive Auto Receivables Trust, Series 2017-AA B^	2.51%	01/15/2021	472,566
600,000	Drive Auto Receivables Trust, Series 2016-AA C^	3.91%	05/17/2021	607,607
400,000	Drive Auto Receivables Trust, Series 2017-1 C	2.84%	04/15/2022	402,780
600,000	Drive Auto Receivables Trust, Series 2017-2 C	2.75%	09/15/2023	599,458
350,000	Drive Auto Receivables Trust, Series 2017-AA C^	2.98%	01/18/2022	353,858
25,295	DT Auto Owner Trust, Series 2015-3A B^	2.46%	11/15/2019	25,309
37,149	DT Auto Owner Trust, Series 2016-1A B^	2.79%	05/15/2020	37,189
175,000	DT Auto Owner Trust, Series 2017-3A C^	3.01%	05/15/2023	174,748
60,790	Exeter Automobile Receivables Trust, Series 2016-3A A^	1.84%	11/16/2020	60,758
476,634	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	523,111
500,000	Finn Square CLO, Ltd., Series 2012-1A C (3 Month LIBOR USD + 3.60%)^	4.93%	12/24/2023	501,557
33,681	Flagship Credit Auto Trust, Series 2016-3 A1^	1.61%	12/16/2019	33,675
300,000	Flagship Credit Auto Trust, Series 2014-2 B^	2.84%	11/16/2020	301,446
1,000,000	Grippen Park CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.30%)^	3.55%	01/20/2030	1,004,545
1,500,000	Highbridge Loan Management, Ltd., Series 4A-2014 A2A (3 Month LIBOR USD + 2.05%)^	3.36%	07/28/2025	1,501,737
1,500,000	Highbridge Loan Management, Ltd., Series 4A-2014 B (3 Month LIBOR USD + 3.00%)^	4.31%	07/28/2025	1,501,153
1,000,000	Highbridge Loan Management, Ltd., Series 7A-2015 D (3 Month LIBOR USD + 3.75%)^	5.07%	11/15/2026	1,003,062
2,000,000	Highbridge Loan Management, Ltd., Series 6A-2015 C (3 Month LIBOR USD + 3.07%)^	4.38%	05/05/2027	2,000,323
43,742	Hilton Grand Vacations Trust, Series 2013-A A^	2.28%	01/25/2026	43,596
130,916	Hilton Grand Vacations Trust, Series 2017-AA A^	2.66%	12/26/2028	131,124
930,000	LCM XXV Ltd, Series 2017-25 (3 Month LIBOR USD + 2.30%)^	3.00%	07/22/2030	936,471
750,000	Madison Park Funding XVII, Ltd., Series 2015-17A B1R (3 Month LIBOR USD + 1.75%)^	3.06%	07/22/2030	752,245
700,000	Madison Park Funding XVII, Ltd., Series 2015-17A CR (3 Month LIBOR USD + 2.40%)^	3.71%	07/22/2030	706,998
1,000,000	Madison Park Funding XXV, Ltd., Series 2017-25A B (3 Month LIBOR USD + 2.35%)^	–%	04/25/2029	1,006,862
1,000,000	Magnetite IX, Ltd., Series 2014-9A BR (3 Month LIBOR USD + 2.00%)^	3.31%	07/25/2026	1,002,840
750,000	Magnetite IX, Ltd., Series 2014-9A CR (3 Month LIBOR USD + 3.10%)^	4.41%	07/25/2026	752,680
152,875	MVW Owner Trust, Series 2013-1A A^	2.15%	04/22/2030	152,081
341,703	MVW Owner Trust, Series 2015-1A A^	2.52%	12/20/2032	340,880
265,244	MVW Owner Trust, Series 2016-1A A^	2.25%	12/20/2033	261,461
99,112	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	99,022
99,112	MVW Owner Trust, Series 2017-1A B^	2.75%	12/20/2034	98,975

200,000	Nationstar HECM Loan Trust, Series 2017-2A M1^	2.82%	09/25/2027	200,000
108,308	Nissan Auto Receivables Owner Trust, Series 2013-C A4	1.30%	06/15/2020	108,267
1,000,000	Octagon Investment Partners 16, Ltd., Series 2013-1A D (3 Month LIBOR USD + 3.35%)^	4.65%	07/17/2025	1,003,267
2,000,000	Octagon Investment Partners 22, Ltd., Series 2014-1A D1R (3 Month LIBOR USD + 3.30%)^	4.61%	11/25/2025	2,019,212
500,000	Octagon Investment Partners 19, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 2.10%)^	3.40%	04/15/2026	508,335
1,000,000	Octagon Investment Partners 24, Ltd., Series 2015-1A A2AR (3 Month LIBOR USD + 1.35%)^	2.70%	05/21/2027	1,000,000
750,000	Octagon Investment Partners 24, Ltd., Series 2015-1A A2 (3 Month LIBOR USD + 1.95%)^	3.27%	05/21/2027	750,861
1,000,000	Octagon Investment Partners 14, Ltd., Series 2012-1A CR (3 Month LIBOR USD + 4.00%)^	5.30%	07/15/2029	1,019,808
1,000,000	Octagon Investment Partners 30, Ltd., Series 2017-1A B (3 Month LIBOR USD + 2.35%)^	3.66%	03/17/2030	1,005,339
150,459	Orange Lake Timeshare Trust, Series 2016-A A^	2.61%	03/08/2029	150,144
33,394	OSCAR U.S. Funding Trust V, Series 2016-2A A2B (1 Month LIBOR USD + 1.40%)^	2.63%	11/15/2019	33,536
164,325	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B (1 Month LIBOR USD + 0.80%)^	2.04%	05/11/2020	164,495
200,000	OSCAR US Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	1.88%	11/10/2020	200,421
150,000	OSCAR U.S. Funding Trust, Series 2014-1A A4^	2.55%	12/15/2021	150,020
500,000	OZLM XII, Ltd., Series 2015-12A C (3 Month LIBOR USD + 3.70%)^	5.01%	04/30/2027	504,208
1,000,000	OZLM XIII, Ltd., Series 2015-13A A2 (3 Month LIBOR USD + 2.10%)^	3.41%	07/30/2027	1,003,300
155,898	Prestige Auto Receivables Trust, Series 2014-1A B^	1.91%	04/15/2020	156,030
55,046	Prestige Auto Receivables Trust, Series 2015-1 A3^	1.53%	02/15/2021	55,048
1,000,000	Regatta Funding L.P., Series 2013-2A BR (3 Month LIBOR USD + 2.90%)^	4.20%	01/15/2029	1,008,276
1,500,000	Regatta III Funding, Ltd., Series 2014-1A A2R (3 Month LIBOR USD + 1.50%)^	2.80%	04/15/2026	1,509,405
750,000	Regatta III Funding, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 3.30%)^	4.60%	04/15/2026	750,075
50,609	Santander Drive Auto Receivables Trust, Series 2013-5 C	2.25%	06/17/2019	50,661
23,912	Santander Drive Auto Receivables Trust, Series 2015-1 B	1.97%	11/15/2019	23,916
23,421	Santander Drive Auto Receivables Trust, Series 2013-4 C	3.25%	01/15/2020	23,442
61,283	Santander Drive Auto Receivables Trust, Series 2014-1 C	2.36%	04/15/2020	61,380
213,435	Santander Drive Auto Receivables Trust, Series 2015-4 B	2.26%	06/15/2020	213,791
400,000	Santander Drive Auto Receivables Trust, Series 2016-1 B	2.47%	12/15/2020	401,848
400,000	Santander Drive Auto Receivables Trust, Series 2017-2 C	2.79%	08/15/2022	401,360
152,188	Sierra Timeshare Receivables Funding LLC, Series 2014-3A A^	2.30%	10/20/2031	152,087
59,869	Sierra Timeshare Receivables Funding LLC, Series 2015-2A A^	2.43%	06/20/2032	59,774
60,343	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	60,459
57,998	Sierra Timeshare Receivables Funding LLC, Series 2016-2A A^	2.33%	07/20/2033	57,921
83,704	Sierra Timeshare Receivables Funding LLC, Series 2016-3A A^	2.43%	10/20/2033	83,543
143,324	Sierra Timeshare Receivables Funding LLC, Series 2017-1A A^	2.91%	03/20/2034	144,294
1,000,000	Stewart Park CLO, Ltd., Series 2015-1A B (3 Month LIBOR USD + 2.00%)^	3.30%	04/15/2026	1,007,262
1,000,000	Stewart Park CLO, Ltd., Series 2015-1A C (3 Month LIBOR USD + 2.90%)^	4.20%	04/15/2026	1,002,233
86,061	SVO VOI Mortgage LLC, Series 2012-AA A^	2.00%	09/20/2029	85,152
25,426	US Airways Pass Through Trust, Series 1999-1 A	8.36%	07/20/2020	25,680
375,000	Verizon Owner Trust, Series 2016-1A A^	1.42%	01/20/2021	373,718
110,892	VOLT XXXVIII LLC, Series 2015-NPL12 A1ʭ^	3.88%	09/25/2045	111,590
84,704	VOLT LIV LLC, Series 2017-NPL1 A1ʭ^	3.50%	02/25/2047	85,437
135,697	VOLT LV LLC, Series 2017-NPL2 A1ʭ^	3.50%	03/25/2047	137,037
214,965	VOLT LVI LLC, Series 2017-NPL3 A1ʭ^	3.50%	03/25/2047	217,151
131,203	VOLT LVII LLC, Series 2017-NPL4 A1ʭ^	3.38%	04/25/2047	132,246
193,423	VOLT LIX LLC, Series 2017-NPL6 A1ʭ^	3.25%	05/28/2047	194,434
174,018	VOLT LVIII LLC, Series 2017-NPL5 A1ʭ^	3.38%	05/28/2047	175,540
111,490	VOLT LXI LLC, Series 2017-NPL8 A1ʭ^	3.13%	06/25/2047	112,055
175,000	VOLT LXII LLC, Series 2017-NPL9 A1ʭ^	3.13%	09/25/2047	175,194
500,000	Voya CLO, Ltd., Series 2013-1A C (3 Month LIBOR USD + 3.50%)^	4.80%	04/15/2024	500,831
1,000,000	Voya CLO, Ltd., Series 2015-1A A2 (3 Month LIBOR USD + 2.10%)^	3.40%	04/18/2027	1,002,130
1,500,000	Voya CLO, Ltd., Series 2013-1A A2R(3 Month LIBOR USD + 1.55%)^	2.91%	10/15/2030	1,500,000
1,000,000	Voya CLO, Ltd., Series 2015-1A B (3 Month LIBOR USD + 3.00%)^	4.30%	04/18/2027	1,003,191
1,000,000	Voya CLO, Ltd., Series 2016-3A C (3 Month LIBOR USD + 3.85%)^	5.15%	10/18/2027	1,011,240
81,504	VSE VOI Mortgage LLC, Series 2016-A A^	2.54%	07/20/2033	81,101
877,755	Westlake Automobile Receivables Trust, Series 2016-3A A2^	1.42%	10/15/2019	877,359
100,000	Westlake Automobile Receivables Trust, Series 2016-2A B^	2.30%	11/15/2019	100,221
37,748	Westlake Automobile Receivables Trust, Series 2015-1A C^	2.29%	11/16/2020	37,778
80,883	Westlake Automobile Receivables Trust, Series 2015-3A B^	2.21%	05/17/2021	80,900
175,000	Westlake Automobile Receivables Trust, Series 2016-1A C^	3.29%	09/15/2021	176,389
75,000	Westlake Automobile Receivables Trust, Series 2016-3A B^	2.07%	12/15/2021	74,860
75,000	Westlake Automobile Receivables Trust, Series 2016-3A C^	2.46%	01/18/2022	74,826
305,000	Westlake Automobile Receivables Trust, Series 2017-1A C^	2.70%	10/17/2022	306,489
375,000	Westlake Automobile Receivables Trust 2017-2, Series C^	2.59%	12/15/2022	374,229
Total Asset Backed Securities (Cost $56,948,419)				57,209,137

Mortgage Backed Securities - 26.8%
200,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY (1 Month LIBOR USD + 1.05%)^	2.28%	09/15/2026	200,517
189,832	Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1 M (1 Month LIBOR USD + 2.15%)^	3.39%	10/25/2028	190,583
113,015	Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2 M (1 Month LIBOR USD + 2.00%)^	3.24%	11/29/2027	113,279
250,000	Chicago Skyscraper Trust, Series 2017-SKY B (1 Month LIBOR USD + 1.10%)^	2.33%	02/15/2030	250,424
250,000	Chicago Skyscraper Trust, Series 2017-SKY C (1 Month LIBOR USD + 1.25%)^	2.48%	02/15/2030	250,430
100,000	Cosmopolitan Hotel Trust, Series 2016-COSMO (1 Month LIBOR USD + 2.65%)^	3.88%	11/15/2033	100,618
93,688	FHLMC PC, Pool# E0-1654	5.00%	06/01/2019	96,098
60,989	FHLMC PC, Pool# N3-1000	4.50%	08/01/2033	64,702
804,123	FHLMC REMIC, Series 4107†	3.00%	08/15/2027	174,320
76,041	FHLMC REMIC, Series 3878	3.00%	04/15/2041	77,264
2,002,136	FHLMC REMIC, Series 4143†	3.50%	09/15/2042	239,368
1,104,910	FHLMC REMIC, Series 4495†	3.50%	07/15/2045	203,217
275,000	FHLMC SCRTT, Series 2016-1 M1^	3.00%	09/25/2055	267,479
231,242	FHLMC STACR Debt Notes, Series 2013-DN2 (1 Month LIBOR USD + 1.45%)	2.69%	11/27/2023	231,771
25,840	FHLMC STACR Debt Notes, Series 2014-HQ2 (1 Month LIBOR USD + 1.45%)	2.69%	09/25/2024	25,860
700,000	FHLMC STACR Debt Notes, Series 2014-HQ2 (1 Month LIBOR USD + 2.20%)	3.44%	09/25/2024	723,084
47,162	FHLMC STACR Debt Notes, Series 2015-HQ2 (1 Month LIBOR USD + 1.10%)	2.34%	05/27/2025	47,185
695,000	FHLMC STACR Debt Notes, Series 2015-HQ2 (1 Month LIBOR USD + 1.95%)	3.19%	05/27/2025	707,474
99,875	FHLMC STACR Debt Notes, Series 2015-DNA1 (1 Month LIBOR USD + 0.90%)	2.14%	10/25/2027	100,008
700,000	FHLMC STACR Debt Notes, Series 2015-DNA1 (1 Month LIBOR USD + 1.85%)	3.09%	10/25/2027	715,280
825,667	FHLMC STACR Debt Notes, Series 2015-DNA3 (1 Month LIBOR USD + 2.85%)	4.09%	04/25/2028	856,717
500,000	FHLMC STACR Debt Notes, Series 2016-DNA1 (1 Month LIBOR USD + 2.90%)	4.14%	07/25/2028	516,786
140,591	FHLMC STACR Debt Notes, Series 2016-HQA1 (1 Month LIBOR USD + 1.75%)	2.99%	09/25/2028	141,066
280,000	FHLMC STACR Debt Notes, Series 2016-DNA2 (1 Month LIBOR USD + 2.20%)	3.44%	10/25/2028	284,615
400,000	FHMS, Series Q-004	2.66%	01/25/2021	402,479
302,791	FHMS, Series K-J09	2.02%	04/25/2022	302,655
2,034,014	FHMS, Series K-721#†	0.46%	08/25/2022	28,340
304,195	FHMS, Series K-021	1.60%	01/25/2022	302,003
2,632,725	FHMS, Series K-023#†	1.41%	08/25/2022	136,150
575,958	FHMS, Series K-J07#	1.53%	09/25/2022	560,566
1,108,280	FHMS, Series K-722#†	1.44%	03/25/2023	64,534
1,747,490	FHMS, Series K-723#†	1.08%	08/25/2023	81,256
3,246,908	FHMS, Series K-725#†	0.84%	01/25/2024	128,047
3,478,187	FHMS, Series K-046#†	0.50%	03/25/2025	85,771
808,395	FHMS, Series K-055#†	1.50%	03/25/2026	76,609
1,635,332	FHMS, Series K-056#†	1.40%	05/25/2026	143,393
1,347,850	FHMS, Series K-057#†	1.33%	07/25/2026	113,912
680,465	FHMS, Series K-058#†	1.06%	08/25/2026	46,459
2,247,432	FHMS, Series K-064#†	0.75%	03/25/2027	110,306
1,400,000	FHMS, Series K-W03#†	0.85%	06/25/2027	85,232
6,965	FNMA, Pool# 673194	5.50%	02/01/2018	6,976
3,348	FNMA, Pool# 722057	5.50%	07/01/2018	3,359
5,306	FNMA, Pool# 931676	5.50%	01/01/2019	5,385
11,988	FNMA, Pool# 774887	5.50%	05/01/2019	12,160
25,233	FNMA, Pool# 794149	5.50%	08/01/2019	25,699
55,178	FNMA, Pool# MA0208	5.00%	09/01/2019	56,483
8,034	FNMA, Pool# 778775	5.50%	09/01/2019	8,164
38,968	FNMA, Pool# 255359	5.50%	09/01/2019	39,980
33,324	FNMA, Pool# 785732	5.50%	11/01/2019	33,953
47,604	FNMA, Pool# 255645	4.00%	01/01/2020	49,245
52,220	FNMA, Pool# AC0884	5.00%	07/01/2020	53,455
11,739	FNMA, Pool# 826868	5.50%	08/01/2020	12,024
111,377	FNMA, Pool# MA0620	4.50%	11/01/2020	113,957
51,280	FNMA, Pool# 879409	5.50%	02/01/2021	53,366
26,723	FNMA, Pool# 745562	5.50%	04/01/2021	27,725
50,020	FNMA, Pool# AD0230	5.50%	05/01/2021	52,190
8,838	FNMA, Pool# 745525	5.50%	05/01/2021	9,233
10,444	FNMA, Pool# 936481	5.50%	07/01/2021	10,905
5,064	FNMA, Pool# 889849	5.50%	09/01/2021	5,153
12,677	FNMA, Pool# 888555	5.50%	09/01/2021	13,157
13,406	FNMA, Pool# 908560	5.50%	01/01/2022	13,883
8,554	FNMA, Pool# 889716	5.50%	10/01/2022	9,036
6,989	FNMA, Pool# 889198	5.50%	11/01/2022	7,259
61,554	FNMA, Pool# 911073	5.50%	12/01/2022	64,872
18,189	FNMA, Pool# 972932	5.50%	02/01/2023	19,016
90,612	FNMA, Pool# 975076	6.00%	09/01/2023	95,940
30,122	FNMA, Pool# 995460	5.50%	12/01/2023	31,839
9,338	FNMA, Pool# 995217	5.50%	12/01/2023	9,850
18,895	FNMA, Pool# 930334	5.50%	01/01/2024	20,292
11,300	FNMA, Pool# AE0467	5.50%	03/01/2024	11,973
437,389	FNMA, Pool# BC4577	4.50%	09/01/2024	460,979

10,501	FNMA, Pool# AD0365	5.50%	09/01/2024	11,058
84,431	FNMA, Pool# AL1081	5.00%	07/01/2025	87,842
51,119	FNMA, Pool# AL0517	5.50%	08/01/2025	53,937
301,944	FNMA, Pool# 813714 (1 Year CMT Rate + 1.96%)	2.60%	01/01/2035	315,293
355,387	FNMA, Pool# 815323 (6 Month LIBOR USD + 1.54%)	2.92%	01/01/2035	367,987
131,020	FNMA, Pool# 910181 (12 Month LIBOR USD + 1.71%)	3.45%	03/01/2037	137,171
394,221	FNMA, Pool# 915191 (12 Month LIBOR USD + 1.70%)	3.45%	04/01/2037	412,431
436,549	FNMA, Pool# AL6262 (1 Year CMT Rate + 2.38%)	3.71%	04/01/2038	457,756
284,495	FNMA, Pool# 965184 (12 Month LIBOR USD + 1.58%)	3.33%	09/01/2038	296,862
608,885	FNMA, Pool# AU6230	5.00%	09/01/2043	665,540
264,920	FNMA, Pool# 947512 (12 Month LIBOR USD + 1.75%)	3.50%	09/01/2047	277,627
60,560	FNMA CAS, Series 2013-C01 (1 Month LIBOR USD + 2.00%)	3.24%	10/25/2023	61,088
684,370	FNMA CAS, Series 2014-C02 (1 Month LIBOR USD + 0.95%)	2.19%	05/28/2024	687,043
35,128	FNMA CAS, Series 2014-C03 (1 Month LIBOR USD + 1.20%)	2.44%	07/25/2024	35,146
181,193	FNMA CAS, Series 2016-C02 (1 Month LIBOR USD + 2.15%)	3.39%	09/25/2028	183,198
127,043	FNMA REMIC Trust, Series 2002-16	6.00%	04/25/2022	134,534
7,500,000	FNMA, 2.5%, Due TBA October	2.50%	10/15/2032	7,551,563
7,500,000	FNMA, 3.0%, Due TBA October	3.00%	10/15/2032	7,706,836
90,000	FREMF Mortgage Trust, Series 2011-K10#^	4.78%	11/25/2049	95,371
1,000,000	GoldenTree Loan Management CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.20%)^	3.51%	04/20/2029	1,006,957
55,935	GNMA, Pool# 595733X	5.50%	06/15/2020	57,421
112,372	GNMA, Pool# 676872X	4.50%	03/15/2023	116,140
81,492	GNMA, Pool# 689452X	5.50%	07/15/2023	83,362
296,250	GNMA, Pool# 004527M	5.00%	09/20/2024	318,878
86,872	GNMA, Pool# 005244M	4.50%	11/20/2026	92,109
611,364	GNMA REMIC Trust, Series 2014-45#†	0.76%	07/16/2054	27,115
507,755	GNMA REMIC Trust, Series 2014-135#†	0.83%	01/16/2056	26,101
519,335	GNMA REMIC Trust, Series 2015-172#†	0.93%	03/16/2057	32,799
681,230	GNMA REMIC Trust, Series 2016-40#†	0.79%	07/16/2057	40,990
550,736	GNMA REMIC Trust, Series 2016-56#†	0.99%	11/16/2057	40,886
610,490	GNMA REMIC Trust, Series 2016-127#†	0.95%	05/16/2058	46,394
648,381	GNMA REMIC Trust, Series 2016-98#†	0.96%	05/16/2058	47,488
617,610	GNMA REMIC Trust, Series 2016-110#†	1.04%	05/16/2058	49,711
200,000	JPMCC, Series 2016-ASH A (1 Month LIBOR USD + 1.50%)^	2.73%	10/16/2034	201,002
185,000	MAD Mortgage Trust 2017-330M, Series 2017-330M#^	3.48%	08/17/2034	187,476
200,000	MSC, Series 2017-PRME B (1 Month LIBOR USD + 1.35%)^	2.58%	02/15/2034	201,181
Total Mortgage Backed Securities (Cost $32,626,705)				32,697,658

Corporate Bonds & Notes - 22.3%
250,000	Activision Blizzard, Inc.^	6.13%	09/15/2023	268,187
400,000	AerCap Ireland Capital DAC	3.50%	05/26/2022	410,018
250,000	American Axle & Manufacturing, Inc.^	6.25%	04/01/2025	255,625
600,000	American Tower Corp.	3.40%	02/15/2019	611,149
310,000	Analog Devices, Inc.	3.90%	12/15/2025	325,516
300,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	315,000
600,000	Ball Corp.	5.00%	03/15/2022	651,750
300,000	Broadcom Corp.^	3.88%	01/15/2027	309,579
500,000	Canadian Natural Resources, Ltd.	3.85%	06/01/2027	506,473
300,000	Capital One Financial Corp. (3 Month LIBOR USD + 3.80%)	5.55%	12/29/2049	313,875
350,000	Carrizo Oil & Gas, Inc.	7.50%	09/15/2020	357,875
350,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	357,000
500,000	Caterpillar Financial Services Corp. (3 Month LIBOR USD + 0.59%)	1.91%	06/06/2022	501,767
400,000	CD&R Waterworks Merger Sub LLC^	6.13%	08/15/2025	411,500
200,000	Clorox Co.	3.05%	09/15/2022	205,614
500,000	Clorox Co.	3.10%	10/01/2027	498,659
200,000	CommScope Technologies LLC^	6.00%	06/15/2025	214,750
100,000	CommScope Technologies LLC^	5.00%	03/15/2027	100,500
620,000	Crown Castle International Corp.	4.88%	04/15/2022	674,043
250,000	CSTN Merger Sub, Inc.^	6.75%	08/15/2024	249,687
300,000	Dana, Inc.	6.00%	09/15/2023	317,250
81,000	Delphi Jersey Holdings PLC^	5.00%	10/01/2025	82,620
600,000	Digital Realty Trust LP	3.70%	08/15/2027	606,877
400,000	Dollar General Corp.	4.15%	11/01/2025	425,306
650,000	Dollar Tree, Inc.	5.75%	03/01/2023	689,000
500,000	Ecolab, Inc.	2.00%	01/14/2019	502,178
300,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	310,273
750,000	Energy Transfer L.P.	4.05%	03/15/2025	761,562
250,000	Equinix, Inc.	5.88%	01/15/2026	275,312
380,000	Equinix, Inc.	5.38%	05/15/2027	413,725
100,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	111,576
400,000	First Quality Finance Co., Inc.^	5.00%	07/01/2025	413,500
500,000	Harris Corp.	3.83%	04/27/2025	519,428

200,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	199,870
250,000	High Ridge Brands Co.^	8.88%	03/15/2025	239,375
300,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	301,604
300,000	Keysight Technologies, Inc.	4.55%	10/30/2024	316,885
325,000	Koppers, Inc.^	6.00%	02/15/2025	350,188
710,000	Lamar Media Corp.	5.75%	02/01/2026	773,013
1,000,000	Martin Marietta Materials, Inc. (3 Month LIBOR USD + 0.65%)	1.96%	05/22/2020	1,004,430
400,000	Martin Marietta Materials, Inc.	4.25%	07/02/2024	425,031
275,000	Mercer International, Inc.	7.75%	12/01/2022	292,875
250,000	Mercer International, Inc.	6.50%	02/01/2024	260,625
450,000	Meritor, Inc.	6.25%	02/15/2024	480,938
500,000	Micron Technology, Inc.	7.50%	09/15/2023	556,875
300,000	MPLX L.P.	5.50%	02/15/2023	309,450
350,000	MPLX L.P.	4.88%	12/01/2024	377,702
350,000	Mylan NV	3.15%	06/15/2021	356,436
400,000	Mylan NV	3.95%	06/15/2026	407,970
300,000	Mylan, Inc.	2.60%	06/24/2018	301,538
500,000	Oasis Petroleum, Inc.	6.50%	11/01/2021	512,500
165,000	Outfront Media Capital LLC	5.88%	03/15/2025	173,456
250,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.^	6.13%	08/15/2021	253,125
232,000	ServiceMaster Co. LLC	7.45%	08/15/2027	254,620
450,000	SESI LLC	7.13%	12/15/2021	461,250
270,208	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	298,580
150,000	Springs Industries, Inc.	6.25%	06/01/2021	155,063
450,000	Staples, Inc.^	8.50%	09/15/2025	438,750
370,000	TechnipFMC PLC^	3.45%	10/01/2022	372,983
125,000	Teck Resources, Ltd.	3.75%	02/01/2023	127,056
530,000	Teck Resources, Ltd.^	8.50%	06/01/2024	609,500
250,000	Tenneco, Inc.	5.00%	07/15/2026	256,875
500,000	Teva Pharmaceutical Finance Netherlands III BV	1.40%	07/20/2018	498,231
150,000	TransDigm, Inc.	6.50%	07/15/2024	155,250
200,000	United Rentals North America, Inc.	5.50%	07/15/2025	215,000
210,000	Verisk Analytics, Inc.	4.00%	06/15/2025	218,821
350,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.00%)	2.32%	03/16/2022	355,292
350,000	Versum Materials, Inc.^	5.50%	09/30/2024	371,875
525,000	Viking Cruises, Ltd.^	5.88%	09/15/2027	528,124
1,000,000	Vulcan Materials Co. (3 Month LIBOR USD + 0.60%)	1.92%	06/15/2020	1,001,006
Total Corporate Bonds & Notes (Cost $26,829,379)				27,179,336

Municipal Bonds - 4.9%
500,000	District of Columbia#	3.09%	08/01/2038	435,000
450,000	Georgetown University#	2.16%	04/01/2029	425,250
500,000	Houston Texas Airport System	5.00%	07/15/2020	536,460
750,000	Massachusetts Port Authority#	2.17%	01/01/2031	690,000
1,000,000	New York State Energy Research & Development Authority#	3.09%	07/01/2029	1,010,000
640,000	New York Transportation Development Corp.	5.00%	08/01/2026	687,027
225,000	North Texas Tollway Authority	8.91%	02/01/2030	255,424
500,000	Public Finance Authority^	5.00%	09/01/2030	522,880
400,000	Utah Charter School Finance Authority	5.80%	06/15/2038	401,992
650,000	Washington State Housing Finance Commission^	4.00%	01/01/2024	640,802
370,000	Yamhill County Oregon Hospital Authority	3.50%	11/15/2020	367,292
Total Municipal Bonds (Cost $5,964,995)				5,972,127

Par Values/Shares
Preferred Stocks - 0.3%
2,400	AGNC Investment Corp., Series B, 7.75%			62,664
12,000	Digital Realty Trust, Inc., Series J, 5.25%*			300,960
Total Preferred Stocks (Cost $361,102)				363,624

Closed-End Funds - 0.6%
17,204	BlackRock MuniYield Michigan Quality Fund			240,168
9,600	Nuveen Massachusetts Quality Municipal Income Fund			138,144
9,184	Nuveen Michigan Quality Municipal Income Fund			125,545
6,063	Nuveen Pennsylvania Quality Municipal Income Fund			82,154
3,000	PIMCO California Municipal Income Fund III			32,640
5,168	PIMCO New York Municipal Income Fund II			63,773
Total Closed-End Funds (Cost $698,093)				682,424

Exchange Traded Funds - 3.7%
51,268	iShares iBoxx $ High Yield Corporate Bond ETF	4,550,548
Total Exchange Traded Funds (Cost $4,421,401)		4,550,548

Short-Term Investments - 7.9%
Money Market Funds - 7.9%
9,611,675	First American Treasury Obligations Fund - Class Z, 0.89%*	9,611,675
U.S. Treasury Bills - 0.0%
100,000	United States Treasury Bill~	99,839
Total Short-Term Investments (Cost $9,711,510)		9,711,514
Total Investments - 113.4% (Cost $137,561,604)		138,366,368
Liabilities in Excess of Other Assets - (13.4)%		(16,328,960)
NET ASSETS - 100.0%		$122,037,408

#Variable rate security. Rate disclosed is as of September 30, 2017.
ʭStep bond; the interest rate shown is the rate in effect as of September 30, 2017.
^Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2017, the value of these securities amounted to $61,210,767 or 50.2% of net assets.

†Interest Only Security
*Annualized seven-day yield as of September 30, 2017.
~This security is pledged as collateral in connection with open futures contracts.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$137,561,604
Gross unrealized appreciation	1,262,548
Gross unrealized depreciation	(457,784)
Net unrealized appreciation (depreciation)	$804,764

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Short
The Strategic Bond Fund had the following open short futures contracts as of September 30, 2017:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures December 2017	(1470	12/29/17	$(17,392,401)	$(17,272,500)	$119,901
			$(17,392,401)	$(17,272,500)	$119,901

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Asset Backed Securities	$-	$57,209,137	$-
Mortgage Backed Securities	$-	$32,697,658	$-
Corporate Bonds & Notes	$-	$27,179,336	$-
Municipal Bonds	$-	$5,972,127	$-
Preferred Stocks	$363,624	$-	$-
Closed-End Funds	$682,424	$-	$-
Exchange Traded Funds	$4,550,548	$-	$-
Short-Term Investments	$9,611,675	$99,839	$-
Total Investments	$15,208,271	$123,158,097	$-
Futures Contracts - Short*	$119,901	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Sustainable Bond Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 33.7%
100,000	Albemarle Corp.	4.15%	12/01/2024	105,951
155,000	American Tower Corp.	3.13%	01/15/2027	148,990
100,000	Analog Devices, Inc.	3.90%	12/15/2025	105,005
100,000	AvalonBay Communities, Inc.	3.63%	10/01/2020	104,074
190,000	Ball Corp.	5.00%	03/15/2022	206,388
175,000	Bank of America Corp.	1.95%	05/12/2018	175,276
100,000	Becton Dickinson and Co.	3.73%	12/15/2024	102,301
120,000	Boston Properties L.P.	3.80%	02/01/2024	125,659
105,000	Campbell Soup Co.	2.50%	08/02/2022	105,262
80,000	CD&R Waterworks Merger Sub LLC^	6.13%	08/15/2025	82,300
40,000	Children's Hospital Corp.	4.12%	01/01/2047	42,325
110,000	Clorox Co.	3.10%	10/01/2027	109,705
16,000	Delphi Jersey Holdings PLC^	5.00%	10/01/2025	16,320
100,000	Digital Realty Trust L.P.	3.95%	07/01/2022	105,549
160,000	Ecolab, Inc.	4.35%	12/08/2021	173,221
100,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	103,424
185,000	Equinix, Inc.	5.88%	01/15/2026	203,731
30,000	Equinix, Inc.	5.38%	05/15/2027	32,663
100,000	JB Hunt Transport Services, Inc.	3.30%	08/15/2022	102,598
20,000	Kaiser Foundation Hospitals	3.15%	05/01/2027	20,155
145,000	Keysight Technologies, Inc.	4.55%	10/30/2024	153,161
100,000	MidAmerican Energy Co.	3.10%	05/01/2027	100,436
175,000	Morgan Stanley	2.20%	12/07/2018	175,763
365,000	Northwell Healthcare, Inc.	4.26%	11/01/2047	368,599
100,000	Regency Centers L.P.	3.75%	06/15/2024	102,289
50,000	Staples, Inc.^	8.50%	09/15/2025	48,750
130,000	Starbucks Corp.	2.45%	06/15/2026	125,125
75,000	Tenneco, Inc.	5.00%	07/15/2026	77,063
225,000	Toronto-Dominion Bank	1.85%	09/11/2020	224,210
120,000	Verisk Analytics, Inc.	4.00%	06/15/2025	125,040
120,000	William Marsh Rice University	3.57%	05/15/2045	122,614
Total Corporate Bonds & Notes (Cost $3,806,079)				3,793,947

Mortgage Backed Securities - 19.8%
600,000	FHMS, Series K-W03#~	0.85%	06/25/2027	36,528
300,000	FHMS, Series K-W03	3.02%	06/25/2027	303,513
325,442	FNMA, Pool# AS3724	3.50%	11/01/2044	335,845
320,205	FNMA, Pool# AS5917	3.50%	10/01/2045	330,439
494,391	FNMA, Pool# AS6127	3.50%	11/01/2045	510,194
315,488	FNMA, Pool# AS8808	3.50%	02/01/2047	325,572
300,000	FNMA REMIC Trust, Series 2017-M10#	2.65%	07/25/2024	301,773
80,000	FNMA REMIC Trust, Series 2017-M2#	2.88%	02/25/2027	79,947
Total Mortgage Backed Securities (Cost $2,233,012)				2,223,811

Municipal Bonds - 11.3%
100,000	City & County of Honolulu Hawaii	3.00%	09/01/2027	99,913
65,000	Commonwealth of Massachusetts	3.28%	06/01/2046	62,578
200,000	District of Columbia#	3.09%	08/01/2038	174,000
50,000	Georgetown University#	2.16%	04/01/2029	47,250
30,000	Los Angeles Community College District	6.60%	08/01/2042	43,403
50,000	Maryland Community Development Administration	3.24%	09/01/2048	50,546
365,000	Miami-Dade Country Florida Aviation	3.98%	10/01/2041	370,051
60,000	New York State Dormitory Authority	4.00%	07/01/2039	61,945
250,000	Pennsylvania Economic Development	3.20%	11/15/2027	251,953
20,000	San Diego Redevelopment Agency Successor Agency	4.00%	09/01/2040	20,014
60,000	San Francisco, City of California Public Utilities Commission Water Revenue	3.55%	11/01/2031	60,417
25,000	University of North Texas	3.69%	04/15/2030	25,499
Total Municipal Bonds (Cost $1,274,694)				1,267,569

U.S. Treasury Securities - 19.3%
990,000	United States Treasury Note	0.75%	10/31/2017	989,777
440,000	United States Treasury Note	0.75%	02/28/2018	439,261
650,000	United States Treasury Note	2.00%	08/15/2025	638,993
220,000	United States Treasury Strip Principal	2.94% +	08/15/2045	97,352
Total U.S. Treasury Securities (Cost $2,166,947)				2,165,383

Foreign Government Bonds - 11.1%
450,000	European Investment Bank	2.38%	05/24/2027	446,589
305,000	Export Development Canada	1.25%	12/10/2018	303,422
205,000	International Finance Corp.	1.25%	11/27/2018	204,359
295,000	Kreditanstalt fuer Wiederaufbau	2.00%	09/29/2022	294,279
Total Foreign Government Bonds (Cost $1,250,802)				1,248,649

Short-Term Investments - 29.1%
Money Market Funds - 29.1%
3,266,433	First American Treasury Obligations Fund - Class Z, 0.89%*			3,266,433
Total Short-Term Investments (Cost $3,266,433)				3,266,433
Total Investments - 124.3% (Cost $13,997,967)				13,965,792
Liabilities in Excess of Other Assets - (24.3)%				(2,728,087)
NET ASSETS - 100.0%				$11,237,705

# Variable rate security. Rate disclosed is as of September 30, 2017.
* Annualized seven-day yield as of September 30, 2017.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2017, the value of these securities amounted to $147,370 or 1.3% of net assets.

~ Interest Only Security
+Zero coupon bond. Rate disclosed is calculated yield to maturity as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$13,997,967
Gross unrealized appreciation	9,121
Gross unrealized depreciation	(41,296)
Net unrealized appreciation (depreciation)	$(32,175)

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as of June 30, 2018.
The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Corporate Bonds & Notes	$-	$3,793,947	$-
Mortgage Backed Securities	$-	$2,223,811	$-
Municipal Bonds	$-	$1,267,569	$-
U.S. Treasury Securities	$-	$2,165,383	$-
Foreign Government Bonds	$-	$1,248,649	$-
Short-Term Investments	$3,266,433	$-	$-
Total Investments	$3,266,433	$10,699,359	$-

Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.4%
General Obligation Bonds - 27.3%
2,225,000	Anne Arundel County Maryland	5.00%	04/01/2022	2,583,648
1,265,000	Anne Arundel County Maryland	5.00%	10/01/2026	1,556,532
575,000	Baltimore County Maryland	5.00%	11/01/2017	577,168
3,000,000	Baltimore County Maryland	4.50%	09/01/2020	3,294,930
1,305,000	Baltimore, Maryland	5.00%	10/15/2018	1,359,940
775,000	Cecil County Maryland	4.00%	02/01/2018	783,184
1,360,000	Cecil County Maryland	4.00%	12/01/2021	1,509,205
1,390,000	Charles County Maryland	5.00%	11/01/2019	1,504,939
1,970,000	Charles County Maryland	5.00%	11/01/2021	2,271,765
1,145,000	Easton, Town of Maryland	4.00%	02/01/2020	1,222,139
1,145,000	Easton, Town of Maryland	4.00%	02/01/2021	1,250,122
1,120,000	Maryland National Capital Park & Planning Commission	5.00%	01/15/2019	1,178,173
1,085,000	Maryland National Capital Park & Planning Commission	5.00%	01/15/2020	1,182,824
1,000,000	Maryland State	5.00%	11/01/2019	1,082,470
1,945,000	Maryland State	5.00%	08/01/2023	2,269,076
3,145,000	Maryland State	5.00%	08/01/2023	3,758,149
1,145,000	Montgomery County Maryland	5.00%	12/01/2018	1,199,147
5,000,000	Montgomery County Maryland	5.00%	11/01/2023	6,011,350
3,320,000	Prince George's County Maryland	5.00%	09/15/2026	3,804,288
1,380,000	Talbot County Maryland	5.00%	12/15/2018	1,446,861
1,270,000	Talbot County Maryland	5.00%	12/15/2019	1,378,902
1,940,000	Wicomico County Maryland	4.00%	11/01/2019	2,057,913
1,985,000	Wicomico County Maryland	4.00%	11/01/2020	2,157,219
2,040,000	Wicomico County Maryland	4.00%	11/01/2021	2,262,034
2,225,000	Worcester County Maryland	5.00%	03/01/2023	2,629,127
				50,331,105
Revenue Bonds - 71.1%
3,480,000	Austin, Texas	7.88%	09/01/2026	3,855,631
1,320,000	Baltimore, Maryland	5.00%	07/01/2028	1,611,258
1,000,000	Baltimore, Maryland	5.00%	07/01/2028	1,220,650
520,000	Baltimore, Maryland	5.00%	06/15/2030	579,337
1,250,000	Baltimore, Maryland	5.00%	09/01/2031	1,466,662
1,000,000	Baltimore, Maryland	5.00%	07/01/2032	1,159,600
1,365,000	Baltimore, Maryland	5.00%	09/01/2032	1,592,655
670,000	Baltimore, Maryland	5.00%	06/15/2033	735,492
1,150,000	Baltimore, Maryland	5.00%	09/01/2033	1,332,183
1,250,000	Baltimore, Maryland	5.00%	09/01/2034	1,439,962
2,000,000	Florida Municipal Power Agency#	2.10%	10/01/2027	1,950,000
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,695,483
2,320,000	Frederick County Maryland Series B	5.50%	07/01/2040	2,396,560
1,000,000	Harris County Cultural Education Facilities Finance Corp.	5.00%	01/01/2037	1,048,250
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,154,220
1,000,000	Maryland Community Development Administration	3.25%	03/01/2036	1,009,550
1,025,000	Maryland Economic Development Corp.#	2.55%	12/01/2025	1,024,641
700,000	Maryland Economic Development Corp.	5.00%	06/01/2027	764,477
400,000	Maryland Economic Development Corp.	5.00%	07/01/2027	439,288
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	935,901
2,300,000	Maryland Economic Development Corp.	5.75%	06/01/2035	2,461,460
5,000,000	Maryland Economic Development Corp.#	0.93%	02/15/2043	5,000,000
4,500,000	Maryland Economic Development Corp.	4.50%	07/01/2044	4,526,820
1,000,000	Maryland State Department of Transportation	5.00%	12/15/2020	1,122,820
1,055,000	Maryland State Department of Transportation	4.00%	05/15/2022	1,178,277
2,400,000	Maryland State Department of Transportation	4.00%	05/15/2024	2,516,952
215,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2018	215,709
260,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2018	267,686
515,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	587,054
485,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	545,625
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	590,855
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	566,015
465,000	Maryland State Health & Higher Educational Facilities	5.50%	07/01/2024	481,061
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,772,145

1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,477,200
1,000,000	Maryland State Health & Higher Educational Facilities	6.00%	07/01/2025	1,140,890
2,500,000	Maryland State Health & Higher Educational Facilities	5.25%	07/01/2026	2,935,050
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	502,597
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,861,046
3,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	4,163,145
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	107,866
1,130,000	Maryland State Health & Higher Educational Facilities	6.25%	07/01/2031	1,275,318
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	322,362
1,070,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2032	1,206,906
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	285,255
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,424,075
235,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	251,485
15,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	15,642
200,000	Maryland State Health & Higher Educational Facilities	4.50%	07/01/2035	200,154
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	485,758
3,400,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2040	3,747,582
1,015,000	Maryland State Health & Higher Educational Facilities	4.75%	07/01/2047	1,016,949
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	4,844,317
1,000,000	Maryland State Transportation Authority	5.00%	06/01/2022	1,144,260
4,420,000	Maryland State Transportation Authority	5.00%	07/01/2028	5,481,419
9,000,000	Maryland State Transportation Authority	5.00%	07/01/2036	9,269,100
2,525,000	Maryland Water Quality Financing Administration	5.00%	03/01/2020	2,762,906
5,000,000	Massachusetts Port Authority #	2.17%	01/01/2031	4,600,000
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2025	2,014,023
1,185,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,277,774
4,000,000	New York State Energy Research & Development Authority #	3.09%	07/01/2029	4,040,000
4,000,000	New York Transportation Development Corp.	5.00%	08/01/2026	4,293,920
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,145,340
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,110,960
1,005,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2023	1,102,013
4,000,000	University System of Maryland	5.00%	04/01/2018	4,082,320
1,000,000	University System of Maryland	5.00%	04/01/2018	1,020,580
4,335,000	University System of Maryland	5.00%	04/01/2022	5,024,482
3,280,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	3,314,342
				131,191,315
Total Municipal Bonds (Cost $180,024,942)				181,522,420

Shares
Short-Term Investments - 0.3%
Money Market Funds - 0.3%
487,583	First American Treasury Obligations Fund - Class Z, 0.89%*			487,583
Total Short-Term Investments (Cost $487,583)				487,583
Total Investments - 98.7% (Cost $180,512,525)				182,010,003
Other Assets in Excess of Liabilities - 1.3%				2,382,975
NET ASSETS - 100.0%				$184,392,978

#Variable rate security. Rate disclosed is as of September 30, 2017.
*Annualized seven-day yield as of September 30, 2017.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2017, the value of these securities amounted to $3,314,342 or 1.8% of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$180,512,525
Gross unrealized appreciation	2,908,843
Gross unrealized depreciation	(1,411,365)
Net unrealized appreciation (depreciation)	$1,497,478

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Municipal Bonds	$-	$181,522,420	$-
Short-Term Investments	$487,583	$-	$-
Total Investments	$487,583	$181,522,420	$-

Brown Advisory Tax Exempt Bond Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.2%
General Obligation Bonds - 7.7%
600,000	Bellwood, Village of Illinois	3.00%	12/01/2018	610,608
1,320,000	Connecticut, State of	5.00%	10/15/2022	1,506,740
1,025,000	District of Columbia	5.00%	06/01/2029	1,226,638
305,000	Grundy & Will Counties Community Unit School District	5.88%	08/01/2028	317,090
1,020,000	Honolulu, City & County of Hawaii	5.00%	10/01/2029	1,224,235
2,000,000	Illinois, State of	5.00%	11/01/2017	2,005,760
2,500,000	Illinois, State of	5.00%	04/01/2022	2,529,675
3,705,000	Northside Texas Independent School District#	1.75%	06/01/2032	3,705,963
2,130,000	Pennsylvania Commonwealth	5.00%	01/15/2028	2,551,016
6,000,000	Texas, State of	5.00%	08/01/2031	6,018,780
				21,696,505
Revenue Bonds - 90.5%
550,000	AltaPointe Health Systems, Inc.	3.00%	05/01/2019	557,865
565,000	AltaPointe Health Systems, Inc.	3.00%	05/01/2020	575,549
1,285,000	Arizona Sports & Tourism Authority	5.00%	07/01/2028	1,410,609
1,125,000	Arlington Texas Higher Education Finance Corp.	5.00%	02/15/2025	1,350,191
4,500,000	Austin, Texas	7.88%	09/01/2026	4,985,730
2,970,000	Central Texas Turnpike System	5.00%	08/15/2027	3,427,885
2,615,000	Chattanooga Tennessee Health Educational & Housing Facility Board	5.25%	01/01/2040	2,801,659
3,000,000	Chicago Illinois Midway International Airport	5.00%	01/01/2028	3,469,320
1,000,000	Chicago O'Hare International Airport	5.00%	01/01/2029	1,125,250
300,000	Colorado Health Facilities Authority Series C	5.00%	12/01/2020	327,600
1,000,000	Colorado Health Facilities Authority	5.00%	06/01/2027	1,138,210
1,300,000	Colorado Health Facilities Authority Series A	5.00%	12/01/2027	1,419,028
1,300,000	Colorado Health Facilities Authority	5.25%	02/01/2031	1,390,506
1,500,000	Colorado Health Facilities Authority	5.00%	12/01/2035	1,630,185
2,000,000	Connecticut Special Tax Revenue	5.00%	01/01/2028	2,251,040
1,000,000	Connecticut Special Tax Revenue	5.00%	10/01/2029	1,134,280
4,390,000	Cumberland County Pennsylvania Municipal Authority	4.00%	01/01/2033	4,450,582
720,000	Dallas Love Field	5.00%	11/01/2022	828,569
1,100,000	Denver Colorado Convention Center Hotel Authority	5.00%	12/01/2028	1,298,088
2,000,000	Denver, City & County of Colorado	5.00%	10/01/2032	2,180,560
2,000,000	Denver, City & County of Colorado Airport System	5.00%	11/15/2024	2,010,520
5,000,000	Denver, City & County of Colorado Airport System	5.00%	11/15/2030	5,024,250
1,700,000	Educational Enhancement Funding Corp. South Dakota	5.00%	06/01/2023	1,950,954
1,000,000	Fairfax County Economic Development Authority	5.00%	10/01/2029	1,235,810
500,000	Florida Municipal Power Agency	5.25%	10/01/2023	521,180
3,355,000	Florida Municipal Power Agency	5.00%	10/01/2025	3,838,154
5,800,000	Florida Municipal Power Agency#	2.10%	10/01/2027	5,655,000
1,000,000	Harris County Texas Cultural Education Facilities Finance Corp.	5.00%	12/01/2035	1,104,700
1,000,000	Harris County-Houston Texas Sports Authority	5.00%	11/15/2028	1,163,600
2,100,000	Houston Texas Airport System	5.00%	07/15/2020	2,253,132
5,000,000	Houston Texas Airport System	5.00%	07/01/2026	5,017,100
3,850,000	Houston Texas Airport System	5.00%	07/01/2029	4,235,885
1,000,000	Indiana Finance Authority	5.00%	09/15/2025	1,149,240
1,750,000	Indiana Finance Authority Series A	5.00%	09/15/2028	1,968,452
1,250,000	Kentucky Economic Development Finance Authority	5.00%	05/01/2024	1,313,837
1,640,000	Kentucky State Property & Building Commission	5.00%	02/01/2021	1,824,976
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	3,231,330
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,653,418
4,750,000	Lees Summit Missouri Industrial Development Authority	5.13%	08/15/2032	4,756,887
2,000,000	Louisiana Public Facilities Authority	3.50%	06/01/2030	2,032,180
1,000,000	Louisiana Public Facilities Authority	5.00%	06/01/2036	1,110,060
1,500,000	Louisiana State Citizens Property Insurance Corp.	5.00%	06/01/2020	1,644,360
985,000	Lower Colorado River Texas Authority	5.50%	05/15/2036	1,049,951
5,030,000	Maryland Health & Higher Educational Facilities Authority	5.50%	01/01/2036	5,845,111
150,000	Massachusetts Health & Educational Facilities Authority	5.00%	10/01/2024	150,504
1,015,000	Massachusetts Health & Educational Facilities Authority	5.50%	06/01/2034	1,045,237
6,000,000	Massachusetts Port Authority#	2.17%	01/01/2031	5,520,000
1,895,000	Miami Beach Florida Health Facilities	5.00%	11/15/2029	2,080,217
1,165,000	Mississippi Development Bank	5.50%	10/01/2021	1,310,427
1,620,000	Mississippi Development Bank	6.25%	10/01/2026	1,827,927

1,605,000	Mississippi Development Bank	6.50%	10/01/2031	1,801,356
1,000,000	Mobile Alabama Industrial Development Board#	1.63%	07/15/2034	1,002,990
1,500,000	Montgomery County Pennsylvania Industrial Development Authority#	2.55%	06/01/2029	1,499,475
1,600,000	Mountain House California Public Financing Authority	5.00%	12/01/2027	1,609,872
2,565,000	Mountain House California Public Financing Authority	5.00%	12/01/2032	2,578,902
1,000,000	New Hampshire Health & Education Facilities Authority	5.25%	10/01/2023	1,000,250
1,045,000	New Hampshire State Turnpike System	5.00%	04/01/2021	1,138,799
2,000,000	New Hope Texas Cultural Education Facilities Corp.	5.00%	07/01/2024	2,292,880
1,000,000	New Hope Texas Cultural Education Facilities Corp.	5.00%	04/01/2029	1,103,720
1,080,000	New Hope Texas Cultural Education Facilities Corp.	5.00%	07/01/2031	1,131,386
1,400,000	New Hope Texas Cultural Education Facilities Corp.	5.25%	07/01/2036	1,484,560
2,400,000	New Hope Texas Cultural Education Facilities Corp.	5.00%	08/01/2039	2,502,552
1,250,000	New Hope Texas Cultural Education Facilities Corp.	5.50%	07/01/2046	1,333,012
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,078,290
3,955,000	New Jersey Educational Facilities Authority	5.00%	07/01/2023	4,634,548
2,375,000	New York City Industrial Development Agency	5.00%	01/01/2039	2,410,554
3,000,000	New York City Industrial Development Agency	5.00%	01/01/2046	3,044,910
500,000	New York State Energy Research & Development Authority#	3.09%	12/01/2025	500,000
430,000	New York State Energy Research & Development Authority#	3.09%	12/01/2025	430,000
150,000	New York State Energy Research & Development Authority#	3.08%	12/01/2026	151,500
9,000,000	New York State Energy Research & Development Authority#	3.09%	07/01/2029	9,090,000
3,500,000	New York Transportation Development Corp.	5.00%	08/01/2020	3,758,545
4,000,000	New York Transportation Development Corp.	5.00%	08/01/2026	4,293,920
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,620,261
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	2,066,240
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,110,960
3,790,000	Oregon State Facilities Authority	5.00%	10/01/2031	4,326,474
1,250,000	Palm Beach County Florida Health Facilities Authority	5.00%	12/01/2031	1,383,838
1,000,000	Park Creek Metropolitan District	5.00%	12/01/2022	1,132,350
1,000,000	Park Creek Metropolitan District	5.00%	12/01/2034	1,101,280
1,535,000	Pennsylvania Economic Development Financing Authority	5.00%	11/01/2027	1,731,741
1,900,000	Pennsylvania Turnpike Commission	5.00%	12/01/2030	2,070,430
1,000,000	Port of Seattle WA	5.00%	02/01/2030	1,194,210
1,110,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2025	1,233,843
1,420,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2031	1,545,869
1,500,000	Public Finance Authority	2.63%	11/01/2025	1,533,990
1,300,000	Public Finance Authority^	5.00%	09/01/2030	1,359,488
1,000,000	South Carolina Ports Authority	5.00%	07/01/2026	1,177,560
250,000	South Carolina Ports Authority	5.00%	07/01/2028	290,650
400,000	South Carolina Ports Authority	5.00%	07/01/2029	462,464
5,000,000	South Miami Florida Health Facilities Authority	5.00%	08/15/2032	5,014,900
1,400,000	Springfield, City of Illinois Electric Revenue	5.00%	03/01/2026	1,644,916
1,000,000	St. Louis County Missouri Industrial Development Authority	5.00%	11/15/2041	1,009,920
1,000,000	St. Louis Missouri Parking Revenue	5.00%	12/15/2021	1,132,060
2,095,000	State of Connecticut Special Tax Revenue	5.00%	08/01/2031	2,415,703
1,865,000	Tarrant County Texas Cultural Education Facilities Finance Corp.	2.50%	12/01/2018	1,866,026
1,125,000	Tarrant County Texas Cultural Education Facilities Finance Corp.	5.00%	11/15/2021	1,268,415
1,185,000	Tarrant County Texas Cultural Education Facilities Finance Corp.	5.00%	11/15/2022	1,357,892
1,115,000	Tobacco Settlement Authority	5.25%	06/01/2032	1,228,920
3,735,000	Tobacco Settlement Financing Corp.	5.00%	05/15/2019	3,946,849
1,155,000	Troy Capital Resource Corp.	5.00%	09/01/2030	1,265,152
2,790,000	TSASC, Inc.	5.00%	06/01/2022	3,181,577
1,000,000	Tulare California Public Financing Authority	5.38%	04/01/2035	1,021,200
5,000,000	University of Houston Texas	5.00%	02/15/2027	6,091,350
2,600,000	University of Houston Texas	5.00%	02/15/2028	3,141,190
4,000,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	4,335,520
2,000,000	Waco Texas Educational Finance Corp.	5.00%	03/01/2028	2,032,960
5,000,000	Washington D.C. Convention & Sports Authority	5.00%	10/01/2025	5,016,800
1,000,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	1,010,470
2,655,000	Washington State Housing Finance Commission^	5.00%	01/01/2031	2,837,345
1,505,000	Washoe, County of Nevada	5.00%	02/01/2043	1,573,688
1,500,000	Wayne County Michigan Airport Authority	5.00%	12/01/2022	1,510,095
970,000	Wayne County Michigan Airport Authority	5.75%	12/01/2024	1,021,381
2,500,000	Wayne County Michigan Airport Authority	4.50%	12/01/2024	2,515,100
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,793,733
1,730,000	Wisconsin Health & Educational Facilities Authority	5.00%	08/15/2028	1,928,587
650,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2037	683,755
200,000	Wisconsin, State of	5.75%	05/01/2033	215,112
910,000	Yamhill County Oregon Hospital Authority	4.00%	11/15/2026	939,502
480,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2031	520,474

460,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2036	491,961
1,085,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2046	1,151,890
				255,655,217
Total Municipal Bonds (Cost $277,020,106)				277,351,722

Shares
Short-Term Investments - 0.5%
Money Market Funds - 0.5%
1,356,588	First American Treasury Obligations Fund - Class Z, 0.89%*			1,356,588
Total Short-Term Investments (Cost $1,356,588)				1,356,588
Total Investments - 98.7% (Cost $278,376,694)				278,708,310
Other Assets in Excess of Liabilities - 1.3%				3,651,577
NET ASSETS - 100.0%				$282,359,887

# Variable rate security. Rate disclosed is as of September 30, 2017.
* Annualized seven-day yield as of September 30, 2017.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2017, the value of these securities amounted to $5,207,303 or 1.8% of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$278,376,694
Gross unrealized appreciation	2,979,886
Gross unrealized depreciation	(2,648,270)
Net unrealized appreciation (depreciation)	$331,616

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Municipal Bonds	$-	$277,351,722	$-
Short-Term Investments	$1,356,588	$-	$-
Total Investments	$1,356,588	$277,351,722	$-

Brown Advisory Mortgage Securities Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 104.3%
1,900,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY A (1 Month LIBOR USD + 1.05%)^	2.28%	09/15/2026	1,904,914
1,600,000	BAMLL Commercial Mortgage Securities Trust, Series 2017-BNK3 AS	3.75%	02/17/2050	1,659,866
1,400,000	BANK, Series 2017-BNK4 AS	3.78%	05/17/2050	1,446,554
452,060	Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2 M (1 Month LIBOR USD + 2.00%)^	3.24%	11/29/2027	453,117
1,518,657	Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1 M (1 Month LIBOR USD + 2.15%)^	3.39%	10/25/2028	1,524,662
1,000,000	Chicago Skyscraper Trust, Series 2017-SKY A (1 Month LIBOR USD + 0.80%)^	2.03%	02/15/2030	1,002,307
1,000,000	Cosmopolitan Hotel Trust, Series 2016-COSMO (1 Month LIBOR USD + 1.40%)^	2.63%	11/15/2033	1,007,145
250,000	Cosmopolitan Hotel Trust, Series 2016-COSMO (1 Month LIBOR USD + 2.10%)^	3.33%	11/15/2033	251,082
250,000	Cosmopolitan Hotel Trust, Series 2016-COSMO C (1 Month LIBOR USD + 2.65%)^	3.88%	11/15/2033	251,545
800,000	CSMC, Series 2017-LSTK A^	2.76%	04/07/2033	808,033
10,000,000	FHLMC Gold, 2.5%, Due TBA October	2.50%	10/15/2032	10,072,947
7,000,000	FHLMC Gold, 3.0%, Due TBA October	3.00%	10/15/2032	7,194,740
44,148	FHLMC PC, Pool# E9-9067	4.50%	09/01/2018	45,156
47,573	FHLMC PC, Pool# E0-1446	4.50%	09/01/2018	48,659
39,752	FHLMC PC, Pool# E9-9078	4.50%	09/01/2018	40,660
26,769	FHLMC PC, Pool# E9-9081	4.50%	09/01/2018	27,380
132,244	FHLMC PC, Pool# B1-0554	4.50%	11/01/2018	135,265
77,278	FHLMC PC, Pool# B1-2124	4.50%	02/01/2019	79,044
95,724	FHLMC PC, Pool# B1-2048	4.50%	02/01/2019	97,911
27,393	FHLMC PC, Pool# B1-2315	5.00%	02/01/2019	28,098
67,714	FHLMC PC, Pool# B1-2954	4.50%	03/01/2019	69,261
30,843	FHLMC PC, Pool# B1-5004	5.00%	06/01/2019	31,637
29,005	FHLMC PC, Pool# B1-7160	5.00%	11/01/2019	29,751
161,058	FHLMC PC, Pool# J1-1925	4.00%	04/01/2020	166,555
36,993	FHLMC PC, Pool# G1-3598	5.00%	04/01/2020	37,945
26,377	FHLMC PC, Pool# B1-9221	5.00%	04/01/2020	27,160
126,915	FHLMC PC, Pool# J1-2792	4.00%	08/01/2020	131,246
53,201	FHLMC PC, Pool# M3-0034	4.00%	12/01/2020	54,121
24,295	FHLMC PC, Pool# J1-4794	4.00%	03/01/2021	25,125
32,568	FHLMC PC, Pool# G1-8105	5.00%	03/01/2021	33,565
71,623	FHLMC PC, Pool# G1-1980	5.00%	04/01/2021	74,372
29,104	FHLMC PC, Pool# C9-0438	6.50%	04/01/2021	31,576
10,545	FHLMC PC, Pool# G1-3055	5.00%	05/01/2021	10,816
301,578	FHLMC PC, Pool# G1-2335	5.00%	05/01/2021	312,840
31,686	FHLMC PC, Pool# D9-4634	6.50%	05/01/2021	33,295
98,484	FHLMC PC, Pool# G1-2205	4.50%	06/01/2021	101,480
74,896	FHLMC PC, Pool# C9-0449	6.50%	06/01/2021	80,916
41,614	FHLMC PC, Pool# C9-0457	6.50%	07/01/2021	44,361
25,007	FHLMC PC, Pool# D9-4802	6.00%	08/01/2021	28,149
24,611	FHLMC PC, Pool# C9-0473	6.50%	08/01/2021	25,988
134,015	FHLMC PC, Pool# G1-2364	6.50%	09/01/2021	142,297
27,022	FHLMC PC, Pool# C9-0482	6.50%	09/01/2021	29,300
87,699	FHLMC PC, Pool# G1-2419	5.00%	10/01/2021	91,536
298,669	FHLMC PC, Pool# G1-3731	5.50%	11/01/2021	308,092
62,736	FHLMC PC, Pool# G1-2521	5.00%	12/01/2021	65,215
67,911	FHLMC PC, Pool# G8-0074	7.75%	12/17/2021	70,309
150,895	FHLMC PC, Pool# G1-2729	6.50%	01/01/2022	158,215
14,088	FHLMC PC, Pool# C9-0523	6.00%	02/01/2022	15,859
53,134	FHLMC PC, Pool# G1-2944	5.00%	05/01/2022	55,768
124,719	FHLMC PC, Pool# C9-0552	6.00%	06/01/2022	140,390
139,898	FHLMC PC, Pool# G1-3627	6.00%	08/01/2022	146,245
208,922	FHLMC PC, Pool# G1-3344	6.00%	03/01/2023	220,544
148,775	FHLMC PC, Pool# Z6-0016	5.50%	04/01/2023	163,919
127,311	FHLMC PC, Pool# G1-3300	4.50%	05/01/2023	134,907
93,665	FHLMC PC, Pool# G1-3241	5.50%	08/01/2023	99,514
294,137	FHLMC PC, Pool# G1-3245	5.50%	08/01/2023	313,785
1,414,090	FHLMC PC, Pool# G1-6224	6.00%	09/01/2023	1,509,279
184,565	FHLMC PC, Pool# G1-3597	5.50%	12/01/2023	196,076
1,761,753	FHLMC PC, Pool# G1-3432	5.50%	01/01/2024	1,866,278
45,062	FHLMC PC, Pool# J2-7466	4.00%	02/01/2024	46,830
365,512	FHLMC PC, Pool# E0-2621	4.50%	05/01/2024	389,198
11,216	FHLMC PC, Pool# G1-3584	4.50%	06/01/2024	11,923
187,880	FHLMC PC, Pool# G1-3650	4.50%	09/01/2024	199,733
25,605	FHLMC PC, Pool# J1-1196	4.50%	11/01/2024	27,243
39,438	FHLMC PC, Pool# G1-3900	5.00%	12/01/2024	40,598
1,071,549	FHLMC PC, Pool# G1-6223	5.50%	12/01/2024	1,125,518
134,595	FHLMC PC, Pool# J1-1722	4.50%	02/01/2025	143,031
112,507	FHLMC PC, Pool# J1-2041	4.50%	04/01/2025	119,724
171,538	FHLMC PC, Pool# E0-2698	4.50%	06/01/2025	182,464
579,045	FHLMC PC, Pool# G1-3888	5.00%	06/01/2025	618,976
43,723	FHLMC PC, Pool# G1-5035	4.50%	07/01/2025	46,507
124,079	FHLMC PC, Pool# G1-4218	4.50%	12/01/2025	132,166
237,083	FHLMC PC, Pool# G1-4153	5.00%	04/01/2026	253,737

260,577	FHLMC PC, Pool# G1-4236	4.50%	06/01/2026	276,613
219,031	FHLMC PC, Pool# G1-4204	4.50%	06/01/2026	232,926
335,767	FHLMC PC, Pool# G1-4426	5.00%	06/01/2026	358,822
49,536	FHLMC PC, Pool# G1-4375	4.00%	07/01/2026	51,933
1,752,626	FHLMC PC, Pool# G1-5019	4.50%	07/01/2026	1,795,537
116,781	FHLMC PC, Pool# G1-4295	4.50%	09/01/2026	123,156
28,203	FHLMC PC, Pool# G8-0294	6.20%	10/20/2027	30,263
148,913	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	153,433
1,367,840	FHLMC PC, Pool# J3-2596	3.50%	08/01/2030	1,430,687
1,058,576	FHLMC PC, Pool# J3-2643	3.50%	09/01/2030	1,108,346
84,253	FHLMC PC, Pool# N5-0056	6.50%	02/01/2031	88,487
23,396	FHLMC PC, Pool# G8-0285	9.00%	04/17/2031	26,265
72,646	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	80,545
44,282	FHLMC PC, Pool# P0-0023	6.50%	11/01/2032	48,241
280,182	FHLMC PC, Pool# N7-0078	5.50%	01/01/2033	300,438
160,122	FHLMC PC, Pool# 1B0889 (12 Month LIBOR USD + 1.59%)	3.39%	05/01/2033	168,776
11,748	FHLMC PC, Pool# 1B-1275 (12 Month LIBOR USD + 1.78%)	3.18%	10/01/2033	12,430
99,419	FHLMC PC, Pool# 1J-0204 (12 Month LIBOR USD + 1.75%)	3.54%	05/01/2035	104,972
267,274	FHLMC PC, Pool# N7-0071	6.00%	06/01/2035	290,774
1,724,840	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	1,801,286
1,069,600	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	1,140,641
58,814	FHLMC PC, Pool# 1L-1263 (1 Year CMT Rate + 2.25%)	3.12%	03/01/2036	62,312
73,640	FHLMC PC, Pool# 1H-1348 (1 Year CMT Rate + 2.14%)	3.08%	10/01/2036	77,711
115,636	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	126,875
405,083	FHLMC PC, Pool# 84-7727 (12 Month LIBOR USD + 1.73%)	3.28%	02/01/2037	425,216
217,906	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	239,184
240,508	FHLMC PC, Pool# B3-1917	5.10%	04/01/2037	261,877
128,773	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	141,266
33,717	FHLMC PC, Pool# A5-9109	7.50%	04/01/2037	38,230
250,907	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	273,261
91,275	FHLMC PC, Pool# B3-1950	5.10%	05/01/2037	99,434
189,546	FHLMC PC, Pool# A6-7884	5.38%	05/01/2037	207,958
203,926	FHLMC PC, Pool# 1J-1681 (12 Month LIBOR USD + 1.98%)	3.86%	06/01/2037	216,947
184,180	FHLMC PC, Pool# B3-2000	5.10%	06/01/2037	200,460
104,083	FHLMC PC, Pool# U3-0471	5.10%	07/01/2037	113,323
104,130	FHLMC PC, Pool# B3-2032	5.10%	07/01/2037	113,335
59,904	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	65,697
82,555	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	89,889
326,281	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	355,150
56,581	FHLMC PC, Pool# 1G-2249 (12 Month LIBOR USD + 1.78%)	3.28%	10/01/2037	59,491
287,178	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	315,130
91,525	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	99,658
156,265	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	171,579
442,590	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	483,867
123,109	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	134,105
129,604	FHLMC PC, Pool# A8-9112	4.50%	10/01/2039	139,366
255,659	FHLMC PC, Pool# Q0-3759	3.50%	10/01/2041	264,892
663,148	FHLMC PC, Pool# Q3-8585	4.00%	10/01/2043	699,534
647,156	FHLMC PC, Pool# Q2-6108	5.00%	05/01/2044	703,409
1,893,577	FHLMC PC, Pool# Q4-6591	4.00%	03/01/2047	1,997,105
1,372,802	FHLMC PC, Pool# Q4-6965	4.50%	03/01/2047	1,475,146
3,064,361	FHLMC PC, Pool# Q4-6676	4.50%	03/01/2047	3,287,066
1,971,605	FHLMC PC, Pool# Q4-7280	4.50%	04/01/2047	2,116,152
1,091,451	FHLMC PC, Pool# Q4-7377	4.50%	04/01/2047	1,170,772
1,819,887	FHLMC PC, Pool# Q4-7871	4.00%	05/01/2047	1,919,387
2,338,177	FHLMC PC, Pool# Q4-7885	4.50%	05/01/2047	2,508,097
6,291,955	FHLMC REMIC, Series 4318~	2.50%	08/15/2022	299,157
21,903	FHLMC REMIC, Series 2516	5.50%	10/15/2022	23,173
1,151,578	FHLMC REMIC, Series 3925	4.00%	11/15/2022	1,154,641
5,268,744	FHLMC REMIC, Series 4329~	2.50%	01/15/2023	281,631
97,349	FHLMC REMIC, Series 3571	4.00%	09/15/2024	101,556
1,513,571	FHLMC REMIC, Series 4092~	3.00%	09/15/2031	141,804
217,982	FHLMC REMIC, Series 2517	5.50%	10/15/2032	231,837
356,505	FHLMC REMIC, Series 3294	5.50%	03/15/2037	394,425
2,197,472	FHLMC REMIC, Series 4309~	3.00%	08/15/2039	278,843
2,205,138	FHLMC REMIC, Series 4015~	4.00%	11/15/2039	311,773
260,271	FHLMC REMIC, Series 3878	3.00%	04/15/2041	264,456
1,475,580	FHLMC REMIC, Series 4126~	3.50%	05/15/2041	175,049
4,638,983	FHLMC REMIC, Series 4495~	3.50%	07/15/2045	853,210
81,218	FHLMC REMIC, Series 1843	7.00%	04/15/2026	89,646
1,450,000	FHLMC SCRTT, Series 2016-1#^	3.00%	09/25/2055	1,410,342
1,103,425	FHLMC SCRTT, Series 2017-1ʭ	2.00%	01/25/2056	1,113,709
1,974,402	FHLMC SCRTT, Series 2017-2ʭ	2.00%	08/25/2056	1,974,226
411,161	FHLMC STACR Debt Notes, Series 2015-HQ2 (1 Month LIBOR USD + 1.10%)	2.34%	05/27/2025	411,364
896,317	FHLMC STACR Debt Notes, Series 2015-DNA1 (1 Month LIBOR USD + 0.90%)	2.14%	10/25/2027	897,510
709,269	FHLMC WLST, Series 2017-SC02	3.50%	05/25/2047	723,691
1,200,000	FHMS, Series Q-004#	2.66%	01/25/2021	1,207,436
908,374	FHMS, Series K-J09	2.02%	04/25/2022	907,966
16,232,424	FHMS, Series K-721#~	0.46%	08/25/2022	226,166
2,067,964	FHMS, Series K-J07	1.53%	09/25/2022	2,012,699

10,528,656	FHMS, Series K-722#~	1.44%	03/25/2023	613,075
128,242	FHMS, Series K-J12	2.38%	04/25/2023	129,157
16,476,336	FHMS, Series K-723#~	1.08%	08/25/2023	766,131
2,986,443	FHMS, Series K-J14	2.20%	11/25/2023	2,963,427
11,373,991	FHMS, Series K-725#~	0.84%	01/25/2024	448,551
6,110,000	FHMS, Series K-725	3.00%	01/25/2024	6,299,264
27,825,499	FHMS, Series K-046#~	0.50%	03/25/2025	686,168
7,132,894	FHMS, Series K-055#~	1.50%	03/25/2026	675,962
7,614,407	FHMS, Series K-056#~	1.40%	05/25/2026	667,663
6,739,252	FHMS, Series K-057#~	1.33%	07/25/2026	569,560
5,443,718	FHMS, Series K-058#~	1.06%	08/25/2026	371,669
7,926,943	FHMS, Series K-064#~	0.75%	03/25/2027	389,062
4,421,000	FHMS, Series K-W03#~	0.85%	06/25/2027	269,151
8,425	FNMA, Pool# 683378	5.00%	02/01/2018	8,623
15,170	FNMA, Pool# 254720	4.50%	05/01/2018	15,522
80,315	FNMA, Pool# 709829	4.50%	06/01/2018	82,175
35,470	FNMA, Pool# 709918	4.50%	06/01/2018	36,292
19,271	FNMA, Pool# 254759	4.50%	06/01/2018	19,718
24,172	FNMA, Pool# 254802	4.50%	07/01/2018	24,732
16,014	FNMA, Pool# 722053	4.50%	07/01/2018	16,385
5,840	FNMA, Pool# 730721	4.50%	08/01/2018	5,975
3,962	FNMA, Pool# 746842	4.50%	09/01/2018	4,054
9,921	FNMA, Pool# 744697	4.50%	10/01/2018	10,151
3,110	FNMA, Pool# 738673	4.50%	10/01/2018	3,182
4,649	FNMA, Pool# 746378	4.50%	10/01/2018	4,756
5,971	FNMA, Pool# 746359	4.50%	10/01/2018	6,109
48,965	FNMA, Pool# 725048	5.00%	11/01/2018	50,119
47,862	FNMA, Pool# 254953	5.00%	11/01/2018	48,990
129,418	FNMA, Pool# 747846	4.50%	12/01/2018	132,416
19,664	FNMA, Pool# 763911	4.50%	01/01/2019	20,120
64,420	FNMA, Pool# 255076	4.50%	01/01/2019	65,912
21,912	FNMA, Pool# 735057	4.50%	01/01/2019	22,419
46,068	FNMA, Pool# 765178	5.00%	01/01/2019	47,157
85,966	FNMA, Pool# AL0472	5.50%	01/01/2019	86,963
1,699	FNMA, Pool# 756846	4.50%	02/01/2019	1,738
7,094	FNMA, Pool# 485352	6.00%	02/01/2019	7,985
1,905	FNMA, Pool# 766729	4.50%	03/01/2019	1,950
21,972	FNMA, Pool# AA8642	4.50%	03/01/2019	22,481
48,657	FNMA, Pool# 747032	4.50%	03/01/2019	49,784
48,305	FNMA, Pool# 255108	4.50%	03/01/2019	49,424
63,374	FNMA, Pool# 255176	4.50%	04/01/2019	64,842
10,234	FNMA, Pool# 658653	4.50%	04/01/2019	10,471
54,661	FNMA, Pool# 357566	4.50%	04/01/2019	55,927
7,926	FNMA, Pool# 252386	6.50%	04/01/2019	8,785
5,112	FNMA, Pool# 775227	4.50%	05/01/2019	5,230
16,831	FNMA, Pool# 780962	4.50%	05/01/2019	17,221
13,898	FNMA, Pool# 931245	4.50%	05/01/2019	14,220
36,859	FNMA, Pool# 725414	4.50%	05/01/2019	37,713
153,420	FNMA, Pool# 761405	4.50%	05/01/2019	156,974
1,722	FNMA, Pool# 725445	4.50%	05/01/2019	1,762
217,009	FNMA, Pool# 785246	4.50%	06/01/2019	222,036
41,916	FNMA, Pool# 725602	4.50%	06/01/2019	42,887
36,457	FNMA, Pool# 761477	4.50%	06/01/2019	37,302
77,982	FNMA, Pool# 255273	4.50%	06/01/2019	79,788
100,445	FNMA, Pool# 785427	4.50%	06/01/2019	102,772
2,660	FNMA, Pool# 793178	4.50%	06/01/2019	2,722
50,687	FNMA, Pool# 932309	5.00%	06/01/2019	50,848
47,040	FNMA, Pool# MA0137	5.00%	06/01/2019	48,152
68,784	FNMA, Pool# 779356	6.50%	06/01/2019	70,068
144,096	FNMA, Pool# 776388	5.50%	07/01/2019	146,498
93,250	FNMA, Pool# 773482	4.50%	08/01/2019	94,716
32,633	FNMA, Pool# 786729	5.50%	08/01/2019	33,250
22,405	FNMA, Pool# AB3436	4.50%	10/01/2019	22,924
6,359	FNMA, Pool# 803941 (12 Month LIBOR USD + 1.81%)	3.44%	11/01/2019	6,418
6,248	FNMA, Pool# 803632	4.50%	11/01/2019	6,392
4,007	FNMA, Pool# 357697	4.50%	12/01/2019	4,101
65,668	FNMA, Pool# 797410	4.50%	12/01/2019	67,189
156,688	FNMA, Pool# 735095	4.50%	12/01/2019	160,318
81,275	FNMA, Pool# 803899	5.00%	12/01/2019	83,796
58,223	FNMA, Pool# 807710	4.50%	01/01/2020	59,599
8,279	FNMA, Pool# 810457	4.50%	01/01/2020	8,470
20,034	FNMA, Pool# MA0300	4.50%	01/01/2020	20,498
13,502	FNMA, Pool# AD0672	4.50%	01/01/2020	13,815
21,971	FNMA, Pool# 808905	5.00%	01/01/2020	22,491
21,986	FNMA, Pool# 809861	4.50%	02/01/2020	22,495
6,868	FNMA, Pool# 735255	4.50%	02/01/2020	7,027
22,106	FNMA, Pool# MA0323	4.50%	02/01/2020	22,618
84,141	FNMA, Pool# 801577	5.00%	02/01/2020	86,131
39,308	FNMA, Pool# 798042	5.00%	02/01/2020	40,473
23,820	FNMA, Pool# MA0408	5.00%	03/01/2020	24,384

9,115	FNMA, Pool# MA0419	4.50%	05/01/2020	9,326
253,085	FNMA, Pool# 923279	4.50%	06/01/2020	258,948
52,176	FNMA, Pool# 809099	5.50%	06/01/2020	53,491
74,357	FNMA, Pool# 255736	5.50%	06/01/2020	76,756
50,874	FNMA, Pool# 745017	4.50%	07/01/2020	52,053
206,432	FNMA, Pool# AC0884	5.00%	07/01/2020	211,314
105,808	FNMA, Pool# 828696	5.50%	07/01/2020	109,074
174,729	FNMA, Pool# 823328	5.50%	07/01/2020	180,948
26,913	FNMA, Pool# 837220	4.50%	08/01/2020	27,663
13,431	FNMA, Pool# AL0560	4.50%	08/01/2020	13,742
72,364	FNMA, Pool# MA0517	4.00%	09/01/2020	74,857
48,128	FNMA, Pool# 357985	4.50%	09/01/2020	49,277
8,367	FNMA, Pool# 745393	4.50%	09/01/2020	8,561
18,155	FNMA, Pool# 735920	4.50%	10/01/2020	18,618
47,563	FNMA, Pool# 255891	5.00%	10/01/2020	48,912
12,612	FNMA, Pool# MA0613	4.00%	11/01/2020	13,047
79,477	FNMA, Pool# 843510	4.50%	11/01/2020	81,908
138,746	FNMA, Pool# 255937	5.00%	11/01/2020	144,125
136,633	FNMA, Pool# 898044	4.50%	12/01/2020	140,341
92,285	FNMA, Pool# 995158	4.50%	12/01/2020	94,788
33,955	FNMA, Pool# 813939	5.00%	12/01/2020	35,061
46,949	FNMA, Pool# 837189	5.00%	12/01/2020	49,126
24,587	FNMA, Pool# 112132 (1 Year CMT Rate + 1.85%)	6.15%	12/01/2020	24,356
80,958	FNMA, Pool# 745285	4.50%	01/01/2021	83,212
10,438	FNMA, Pool# MA0660	4.00%	02/01/2021	10,797
83,955	FNMA, Pool# 850791	5.00%	02/01/2021	85,940
77,783	FNMA, Pool# 889196	4.50%	03/01/2021	80,039
1,644,820	FNMA, Pool# 745735	5.00%	03/01/2021	1,705,960
31,260	FNMA, Pool# 831360	5.50%	03/01/2021	32,468
60,050	FNMA, Pool# 831430	5.50%	03/01/2021	62,119
147,106	FNMA, Pool# 745832	6.00%	04/01/2021	152,784
39,316	FNMA, Pool# 256246	6.00%	05/01/2021	40,841
52,994	FNMA, Pool# 256277	5.50%	06/01/2021	55,542
12,235	FNMA, Pool# MA0805	4.00%	07/01/2021	12,749
158,282	FNMA, Pool# 883002	6.00%	07/01/2021	167,099
93,401	FNMA, Pool# 897937	6.00%	08/01/2021	98,605
106,623	FNMA, Pool# 253945	6.50%	08/01/2021	118,195
162,749	FNMA, Pool# AD0167	5.50%	09/01/2021	169,388
60,166	FNMA, Pool# 254000	6.50%	09/01/2021	66,697
27,953	FNMA, Pool# 254044	6.50%	10/01/2021	30,988
34,256	FNMA, Pool# 889197	4.50%	11/01/2021	35,203
175,357	FNMA, Pool# 254085	6.00%	11/01/2021	197,367
34,645	FNMA, Pool# 889212	5.00%	12/01/2021	35,500
57,634	FNMA, Pool# 911870	6.00%	12/01/2021	60,774
110,994	FNMA, Pool# 254138	6.00%	12/01/2021	124,925
106,265	FNMA, Pool# 922791	6.50%	12/01/2021	109,581
26,374	FNMA, Pool# 906152	6.00%	01/01/2022	27,713
105,082	FNMA, Pool# 254179	6.00%	01/01/2022	118,271
812,263	FNMA, Pool# 888291	6.00%	03/01/2022	860,746
80,311	FNMA, Pool# 254295	6.00%	04/01/2022	90,391
34,416	FNMA, Pool# 888410	6.50%	04/01/2022	36,081
74,321	FNMA, Pool# 889143	4.50%	05/01/2022	76,296
299,498	FNMA, Pool# 889135	5.50%	06/01/2022	308,139
111,610	FNMA, Pool# 888467	6.00%	06/01/2022	118,230
177,787	FNMA, Pool# 944357	6.00%	06/01/2022	190,587
30,138	FNMA, Pool# 254420	6.00%	07/01/2022	33,921
33,071	FNMA, Pool# 907059	6.00%	08/01/2022	34,820
169,286	FNMA, Pool# 254440	6.00%	08/01/2022	190,534
494,182	FNMA, Pool# 995255#	6.00%	09/01/2022	526,116
165,257	FNMA, Pool# 888899	4.50%	11/01/2022	170,519
14,694	FNMA, Pool# 888815	4.50%	11/01/2022	15,190
40,625	FNMA, Pool# 947936	5.50%	11/01/2022	43,134
27,314	FNMA, Pool# 967007	6.00%	12/01/2022	28,833
17,333	FNMA, Pool# 196455 (6 Month LIBOR USD + 1.45%)	2.95%	01/01/2023	17,547
52,364	FNMA, Pool# 965546	5.50%	01/01/2023	54,484
162,979	FNMA, Pool# 972080	5.00%	02/01/2023	172,429
166,531	FNMA, Pool# 929139	5.00%	02/01/2023	176,562
792,839	FNMA, Pool# 976947	6.00%	02/01/2023	852,128
1,721,530	FNMA, Pool# AL4332	6.00%	02/01/2023	1,838,454
39,538	FNMA, Pool# 970382	4.50%	03/01/2023	41,092
162,467	FNMA, Pool# AD0892	5.00%	03/01/2023	170,774
588,628	FNMA, Pool# 929224	5.00%	03/01/2023	624,037
44,702	FNMA, Pool# 962717	5.50%	04/01/2023	47,222
22,964	FNMA, Pool# 205601 (1 Year CMT Rate + 2.05%)	2.80%	05/01/2023	23,104
212,750	FNMA, Pool# 963625	6.00%	05/01/2023	223,442
913,912	FNMA, Pool# 984263	6.00%	06/01/2023	979,522
199,429	FNMA, Pool# 987208	5.00%	07/01/2023	211,098
99,325	FNMA, Pool# 933992	6.00%	08/01/2023	105,547
113,703	FNMA, Pool# 929933	5.00%	09/01/2023	120,339
191,910	FNMA, Pool# 988940	5.50%	09/01/2023	205,381

285,204	FNMA, Pool# 889986	6.00%	11/01/2023	301,823
935,513	FNMA, Pool# 995185	5.00%	12/01/2023	992,365
459,959	FNMA, Pool# 995460	5.50%	12/01/2023	486,184
117,117	FNMA, Pool# 995264	6.50%	12/01/2023	127,277
121,651	FNMA, Pool# AD0283	5.50%	01/01/2024	126,779
396,224	FNMA, Pool# 890349	6.00%	01/01/2024	419,845
228,347	FNMA, Pool# MA1937	4.00%	03/01/2024	236,450
441,578	FNMA, Pool# AL3941	6.00%	03/01/2024	465,544
172,543	FNMA, Pool# AL0302	5.00%	04/01/2024	182,198
137,126	FNMA, Pool# 995961	5.50%	05/01/2024	144,072
38,431	FNMA, Pool# 934900	5.50%	07/01/2024	40,551
354,661	FNMA, Pool# AE0081	6.00%	07/01/2024	382,040
491,912	FNMA, Pool# AL0399	6.00%	08/01/2024	523,497
2,311,571	FNMA, Pool# BC4577	4.50%	09/01/2024	2,436,242
144,881	FNMA, Pool# AL8529	6.00%	11/01/2024	155,370
107,901	FNMA, Pool# AE0284	5.00%	07/01/2025	114,819
296,982	FNMA, Pool# AL1373	5.00%	09/01/2025	308,623
17,808	FNMA, Pool# 318779 (1 Year CMT Rate + 2.36%)	2.86%	10/01/2025	18,173
72,640	FNMA, Pool# 336422 (H15T3Y + 2.30%)	3.46%	10/01/2025	73,116
15,579	FNMA, Pool# 345313 (1 Year CMT Rate + 2.28%)	3.03%	01/01/2026	15,739
152,296	FNMA, Pool# 356232	6.50%	01/01/2026	168,856
25,523	FNMA, Pool# 373145 (H15T3Y + 1.87%)	2.87%	02/01/2026	26,498
55,168	FNMA, Pool# 406521 (1 Year CMT Rate + 2.52%)	3.65%	05/01/2026	55,781
15,456	FNMA, Pool# 393302 (1 Year CMT Rate + 2.00%)	3.08%	07/01/2026	15,855
28,290	FNMA, Pool# 341523 (1 Year CMT Rate + 2.52%)	3.52%	07/01/2026	28,527
157,779	FNMA, Pool# 890400	5.00%	08/01/2026	167,556
79,555	FNMA, Pool# 356329 (1 Year CMT Rate + 2.64%)	3.26%	01/01/2027	81,605
6,027,024	FNMA, Pool# BM1809	4.50%	01/01/2027	6,358,119
27,473	FNMA, Pool# 347559 (1 Year CMT Rate + 2.13%)	2.75%	02/01/2027	27,752
19,857	FNMA, Pool# 313377 (1 Year CMT Rate + 2.32%)	3.45%	02/01/2027	19,965
53,489	FNMA, Pool# 363850 (1 Year CMT Rate + 2.13%)	2.90%	04/01/2027	54,982
38,663	FNMA, Pool# 374711 (1 Year CMT Rate + 2.11%)	3.11%	07/01/2027	38,922
25,604	FNMA, Pool# 428177 (1 Year CMT Rate + 2.05%)	2.91%	10/01/2027	26,147
57,870	FNMA, Pool# 406380 (1 Year CMT Rate + 2.17%)	3.21%	11/01/2027	58,844
13,300	FNMA, Pool# 323083 (1 Year CMT Rate + 2.07%)	2.84%	12/01/2027	13,567
19,388	FNMA, Pool# 422279 (1 Year CMT Rate + 2.31%)	2.91%	12/01/2027	19,943
25,068	FNMA, Pool# 403245 (1 Year CMT Rate + 2.13%)	3.00%	12/01/2027	25,788
18,466	FNMA, Pool# 423294 (1 Year CMT Rate + 2.47%)	3.16%	01/01/2028	19,163
23,339	FNMA, Pool# 534740 (1 Year CMT Rate + 2.32%)	3.06%	03/01/2028	23,731
29,838	FNMA, Pool# 593950 (1 Year CMT Rate + 2.64%)	3.89%	05/01/2028	30,258
10,621	FNMA, Pool# 539082	7.00%	08/01/2028	10,685
11,265	FNMA, Pool# 457274 (1 Year CMT Rate + 2.32%)	2.92%	10/01/2028	11,319
38,909	FNMA, Pool# 576596 (1 Year CMT Rate + 2.32%)	3.37%	12/01/2028	40,419
37,599	FNMA, Pool# 532580 (1 Year CMT Rate + 2.23%)	3.35%	02/01/2029	38,107
25,395	FNMA, Pool# 508399 (1 Year CMT Rate + 2.01%)	2.83%	06/01/2029	25,922
951,165	FNMA, Pool# 957502	3.98%	07/01/2029	1,003,896
55,993	FNMA, Pool# 520478 (1 Year CMT Rate + 2.10%)	2.60%	11/01/2029	56,776
12,887	FNMA, Pool# 524669 (1 Year CMT Rate + 2.10%)	3.35%	11/01/2029	13,005
12,009	FNMA, Pool# 556998 (1 Year CMT Rate + 2.29%)	3.27%	02/01/2030	12,280
16,726	FNMA, Pool# 608435 (1 Year CMT Rate + 2.20%)	2.97%	06/01/2030	17,118
12,675	FNMA, Pool# 582342 (1 Year CMT Rate + 2.37%)	3.51%	08/01/2030	13,115
47,288	FNMA, Pool# 559439 (1 Year CMT Rate + 2.27%)	2.90%	09/01/2030	48,310
18,289	FNMA, Pool# 594243 (1 Year CMT Rate + 2.51%)	3.38%	12/01/2030	18,606
62,328	FNMA, Pool# 573097 (1 Year CMT Rate + 2.21%)	2.71%	02/01/2031	63,039
21,103	FNMA, Pool# 503648 (1 Year CMT Rate + 2.38%)	3.15%	02/01/2031	21,207
46,508	FNMA, Pool# 590852 (1 Year CMT Rate + 2.11%)	3.24%	07/01/2031	46,914
17,321	FNMA, Pool# 594916 (1 Year CMT Rate + 2.28%)	3.40%	07/01/2031	17,569
72,571	FNMA, Pool# 656181 (1 Year CMT Rate + 2.16%)	2.91%	08/01/2031	75,315
27,806	FNMA, Pool# 602954 (1 Year CMT Rate + 2.04%)	2.92%	08/01/2031	28,031
46,047	FNMA, Pool# 723313 (1 Year CMT Rate + 2.54%)	3.67%	09/01/2031	46,333
39,296	FNMA, Pool# 598961 (1 Year CMT Rate + 2.27%)	3.40%	10/01/2031	40,011
21,185	FNMA, Pool# 618180 (1 Year CMT Rate + 2.25%)	3.00%	01/01/2032	21,590
7,580	FNMA, Pool# 625536	6.00%	01/01/2032	8,532
57,123	FNMA, Pool# 642122 (1 Year CMT Rate + 2.27%)	3.15%	03/01/2032	59,563
36,062	FNMA, Pool# 628837	6.50%	03/01/2032	40,105
47,581	FNMA, Pool# 640225 (1 Year CMT Rate + 2.27%)	3.15%	04/01/2032	49,811
24,231	FNMA, Pool# 629132 (1 Year CMT Rate + 2.13%)	2.97%	05/01/2032	24,503
11,175	FNMA, Pool# 642367 (1 Year CMT Rate + 2.27%)	3.27%	05/01/2032	11,207
39,267	FNMA, Pool# 651149 (1 Year CMT Rate + 1.40%)	2.53%	07/01/2032	39,768
47,830	FNMA, Pool# 662138 (1 Year CMT Rate + 2.30%)	3.43%	09/01/2032	48,720
37,449	FNMA, Pool# 652339 (1 Year CMT Rate + 2.25%)	3.50%	09/01/2032	37,934
17,978	FNMA, Pool# 675591 (1 Year CMT Rate + 2.00%)	2.62%	11/01/2032	18,440
27,160	FNMA, Pool# 665551 (1 Year CMT Rate + 2.25%)	2.75%	11/01/2032	27,346
61,746	FNMA, Pool# 668309 (1 Year CMT Rate + 2.02%)	3.14%	11/01/2032	62,098
59,084	FNMA, Pool# 675634 (1 Year CMT Rate + 2.00%)	2.50%	12/01/2032	60,367
21,544	FNMA, Pool# 675633 (1 Year CMT Rate + 2.00%)	2.60%	12/01/2032	22,610
25,414	FNMA, Pool# 713329 (1 Year CMT Rate + 2.30%)	3.43%	12/01/2032	25,867
18,611	FNMA, Pool# 669939 (1 Year CMT Rate + 1.62%)	2.25%	01/01/2033	19,223
32,848	FNMA, Pool# 677531 (1 Year CMT Rate + 2.24%)	2.83%	01/01/2033	33,988
18,418	FNMA, Pool# 658901 (1 Year CMT Rate + 2.22%)	2.92%	01/01/2033	19,385

22,387	FNMA, Pool# 688559 (1 Year CMT Rate + 2.14%)	2.64%	03/01/2033	22,873
26,006	FNMA, Pool# 688561 (1 Year CMT Rate + 2.06%)	2.88%	03/01/2033	25,977
62,962	FNMA, Pool# 696546 (6 Month LIBOR USD + 2.26%)	3.76%	03/01/2033	63,291
96,882	FNMA, Pool# 696219 (6 Month LIBOR USD + 1.38%)	2.88%	04/01/2033	99,222
15,581	FNMA, Pool# 711968 (1 Year CMT Rate + 2.13%)	3.03%	05/01/2033	16,293
115,279	FNMA, Pool# 702901	6.00%	05/01/2033	132,913
39,298	FNMA, Pool# 732275 (1 Year CMT Rate + 2.13%)	2.88%	06/01/2033	40,325
73,476	FNMA, Pool# 721381 (1 Year CMT Rate + 2.25%)	3.25%	06/01/2033	74,347
44,206	FNMA, Pool# 555819 (6 Month LIBOR USD + 1.51%)	2.90%	07/01/2033	45,850
35,458	FNMA, Pool# 732001 (1 Year CMT Rate + 2.13%)	2.83%	09/01/2033	37,113
28,873	FNMA, Pool# 748643 (6 Month LIBOR USD + 1.55%)	2.97%	09/01/2033	29,887
16,079	FNMA, Pool# 748084 (1 Year CMT Rate + 2.21%)	3.21%	09/01/2033	16,893
19,104	FNMA, Pool# 705689 (1 Year CMT Rate + 2.28%)	2.78%	10/01/2033	19,589
11,201	FNMA, Pool# 753488 (1 Year CMT Rate + 1.90%)	2.40%	11/01/2033	11,448
18,890	FNMA, Pool# 725090 (6 Month LIBOR USD + 1.41%)	2.80%	11/01/2033	19,457
49,615	FNMA, Pool# 751498 (1 Year CMT Rate + 2.22%)	2.86%	11/01/2033	52,676
51,815	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	2.89%	11/01/2033	52,667
32,266	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	2.78%	12/01/2033	33,523
36,321	FNMA, Pool# 725008 (1 Year CMT Rate + 2.22%)	3.18%	12/01/2033	37,816
32,610	FNMA, Pool# 754767	6.50%	12/01/2033	36,144
9,703	FNMA, Pool# 725093 (1 Year CMT Rate + 2.27%)	2.87%	01/01/2034	10,059
11,966	FNMA, Pool# 762267 (1 Year CMT Rate + 1.60%)	2.35%	02/01/2034	12,263
77,214	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	3.02%	02/01/2034	79,849
189,306	FNMA, Pool# 774969 (1 Year CMT Rate + 2.20%)	2.95%	04/01/2034	197,655
21,906	FNMA, Pool# 779077 (12 Month LIBOR USD + 1.61%)	3.36%	06/01/2034	23,222
137,045	FNMA, Pool# 783554 (1 Year CMT Rate + 2.21%)	3.34%	07/01/2034	140,014
68,007	FNMA, Pool# 789060 (12 Month LIBOR USD + 1.75%)	3.52%	07/01/2034	71,592
10,710	FNMA, Pool# 725803 (12 Month LIBOR USD + 1.52%)	3.31%	08/01/2034	11,204
13,166	FNMA, Pool# 784118 (1 Year CMT Rate + 2.65%)	3.82%	09/01/2034	13,643
12,807	FNMA, Pool# 796884 (1 Year CMT Rate + 2.06%)	2.56%	10/01/2034	13,080
16,421	FNMA, Pool# 797313 (1 Year CMT Rate + 1.99%)	2.49%	11/01/2034	17,289
29,088	FNMA, Pool# 796283	5.50%	12/01/2034	32,578
10,624	FNMA, Pool# 809345 (1 Year CMT Rate + 2.39%)	3.14%	02/01/2035	10,730
53,810	FNMA, Pool# 819649 (12 Month LIBOR USD + 1.52%)	3.23%	03/01/2035	56,307
37,116	FNMA, Pool# 822036 (1 Year CMT Rate + 2.16%)	3.16%	07/01/2035	38,453
54,519	FNMA, Pool# 830970 (12 Month LIBOR USD + 1.83%)	3.58%	08/01/2035	57,547
10,012	FNMA, Pool# 843021 (6 Month LIBOR USD + 1.54%)	2.95%	09/01/2035	10,375
156,597	FNMA, Pool# 837329 (1 Year CMT Rate + 2.04%)	3.17%	09/01/2035	164,134
116,564	FNMA, Pool# 836715 (12 Month LIBOR USD + 1.74%)	3.35%	10/01/2035	116,876
83,291	FNMA, Pool# 836335 (1 Year CMT Rate + 2.23%)	3.48%	10/01/2035	83,558
237,313	FNMA, Pool# 842006	4.25%	10/01/2035	252,418
93,083	FNMA, Pool# 922680 (12 Month LIBOR USD + 1.91%)	3.64%	11/01/2035	98,788
17,702	FNMA, Pool# 863741 (1 Year CMT Rate + 2.05%)	2.67%	12/01/2035	18,615
300,050	FNMA, Pool# 850232	4.25%	12/01/2035	319,289
39,038	FNMA, Pool# 849273 (12 Month LIBOR USD + 1.29%)	2.86%	01/01/2036	40,404
12,386	FNMA, Pool# 848817	5.00%	01/01/2036	13,632
10,538	FNMA, Pool# 880366 (6 Month LIBOR USD + 1.44%)	2.81%	02/01/2036	10,874
17,556	FNMA, Pool# 866923 (1 Year CMT Rate + 2.27%)	3.01%	02/01/2036	18,619
13,168	FNMA, Pool# 880373 (12 Month LIBOR USD + 1.53%)	3.14%	02/01/2036	13,767
48,268	FNMA, Pool# 865849 (12 Month LIBOR USD + 1.50%)	3.22%	03/01/2036	49,941
82,311	FNMA, Pool# 877009 (12 Month LIBOR USD + 2.38%)	4.12%	03/01/2036	88,636
97,743	FNMA, Pool# 868568 (12 Month LIBOR USD + 1.78%)	3.53%	04/01/2036	102,972
81,685	FNMA, Pool# 882017 (6 Month LIBOR USD + 1.56%)	2.93%	05/01/2036	84,845
65,562	FNMA, Pool# 745626 (1 Year CMT Rate + 2.11%)	3.03%	05/01/2036	68,601
52,928	FNMA, Pool# 872895 (12 Month LIBOR USD + 1.73%)	3.51%	06/01/2036	55,743
54,387	FNMA, Pool# 886163 (12 Month LIBOR USD + 1.77%)	3.54%	07/01/2036	57,358
16,600	FNMA, Pool# 886344 (12 Month LIBOR USD + 1.90%)	3.65%	07/01/2036	17,549
12,656	FNMA, Pool# 345858 (1 Year CMT Rate + 2.20%)	3.32%	08/01/2036	13,046
11,058	FNMA, Pool# 745762 (1 Year CMT Rate + 2.27%)	3.33%	08/01/2036	11,543
14,591	FNMA, Pool# 886530 (12 Month LIBOR USD + 1.59%)	3.38%	08/01/2036	15,521
152,871	FNMA, Pool# AD0766	7.00%	08/01/2036	180,814
26,920	FNMA, Pool# 745925 (12 Month LIBOR USD + 1.71%)	3.32%	09/01/2036	28,247
17,781	FNMA, Pool# 900190 (12 Month LIBOR USD + 2.17%)	3.92%	09/01/2036	17,871
232,088	FNMA, Pool# 745818	6.50%	09/01/2036	259,305
180,190	FNMA, Pool# 894270 (1 Year CMT Rate + 2.50%)	3.00%	10/01/2036	181,251
54,377	FNMA, Pool# 905193 (12 Month LIBOR USD + 1.99%)	3.49%	11/01/2036	55,928
89,334	FNMA, Pool# 902770	5.38%	11/01/2036	98,422
31,305	FNMA, Pool# 870904 (1 Year CMT Rate + 2.13%)	2.75%	12/01/2036	31,368
36,225	FNMA, Pool# 905857 (12 Month LIBOR USD + 1.73%)	3.37%	12/01/2036	38,131
95,384	FNMA, Pool# 906289	5.38%	12/01/2036	105,040
22,973	FNMA, Pool# 920954 (6 Month LIBOR USD + 1.45%)	2.83%	01/01/2037	23,706
31,401	FNMA, Pool# 906184 (12 Month LIBOR USD + 1.46%)	2.96%	01/01/2037	31,650
136,580	FNMA, Pool# 940309 (12 Month LIBOR USD + 1.50%)	3.00%	01/01/2037	139,729
8,590	FNMA, Pool# 909469 (12 Month LIBOR USD + 1.77%)	3.40%	02/01/2037	9,024
27,571	FNMA, Pool# 909576 (12 Month LIBOR USD + 1.88%)	3.50%	02/01/2037	28,222
30,831	FNMA, Pool# 912243 (12 Month LIBOR USD + 1.78%)	3.53%	02/01/2037	30,950
12,079	FNMA, Pool# 881326 (1 Year CMT Rate + 2.17%)	3.04%	03/01/2037	12,728
14,284	FNMA, Pool# 913253 (6 Month LIBOR USD + 1.65%)	3.06%	03/01/2037	14,844
68,647	FNMA, Pool# 910181 (12 Month LIBOR USD + 1.71%)	3.45%	03/01/2037	71,870
9,349	FNMA, Pool# 888583 (12 Month LIBOR USD + 1.92%)	3.65%	03/01/2037	9,708

84,925	FNMA, Pool# 888445 (12 Month LIBOR USD + 1.58%)	3.28%	04/01/2037	90,980
172,159	FNMA, Pool #888366, Pool# 888366	7.00%	04/01/2037	202,719
75,374	FNMA, Pool# 995521 (12 Month LIBOR USD + 1.84%)	3.61%	05/01/2037	79,115
102,722	FNMA, Pool# 950382 (6 Month LIBOR USD + 1.10%)	2.56%	08/01/2037	104,711
171,586	FNMA, Pool# 941050 (12 Month LIBOR USD + 1.70%)	3.45%	08/01/2037	170,747
66,433	FNMA, Pool# 953988	5.38%	08/01/2037	68,771
66,855	FNMA, Pool# 946403 (1 Year CMT Rate + 2.32%)	3.32%	09/01/2037	66,903
83,223	FNMA, Pool# 952835 (1 Year CMT Rate + 2.32%)	3.36%	09/01/2037	88,745
285,336	FNMA, Pool# 955233	6.50%	12/01/2037	335,877
225,306	FNMA, Pool# 962656 (12 Month LIBOR USD + 1.17%)	2.92%	04/01/2038	231,760
53,310	FNMA, Pool# 982237 (12 Month LIBOR USD + 1.84%)	3.67%	05/01/2038	56,866
206,076	FNMA, Pool# 988684	6.00%	09/01/2038	233,138
211,504	FNMA, Pool# 930507	6.50%	02/01/2039	243,077
4,135,194	FNMA, Pool# AS2249	4.00%	04/01/2039	4,376,661
9,156	FNMA, Pool# AC4824 (12 Month LIBOR USD + 1.75%)	3.40%	10/01/2039	9,592
14,872	FNMA, Pool# AI1170	5.00%	04/01/2041	16,246
428,733	FNMA, Pool# MA1065	4.00%	05/01/2042	453,477
12,945	FNMA, Pool# AR1150	3.00%	01/01/2043	13,063
2,848,938	FNMA, Pool# AR6379	3.00%	02/01/2043	2,874,892
1,242,777	FNMA, Pool# AB8711	3.00%	03/01/2043	1,254,008
977,279	FNMA, Pool# BC1738	4.50%	09/01/2043	1,054,624
2,030,652	FNMA, Pool# AU6230	5.00%	09/01/2043	2,219,598
795,062	FNMA, Pool# AS1429	4.00%	12/01/2043	839,146
624,258	FNMA, Pool# AV7739	4.00%	01/01/2044	666,452
2,572,786	FNMA, Pool# BC1737	4.00%	01/01/2044	2,722,737
966,651	FNMA, Pool# AW6485	4.00%	06/01/2044	1,023,492
984,994	FNMA, Pool# AY0382	4.00%	11/01/2044	1,026,392
202,672	FNMA, Pool# AY1007	4.00%	02/01/2045	213,659
1,393,469	FNMA, Pool# AY0677	3.50%	03/01/2045	1,445,501
844,210	FNMA, Pool# AW9534	4.00%	03/01/2045	894,102
931,786	FNMA, Pool# AZ4154	4.00%	06/01/2045	989,776
3,425,601	FNMA, Pool# AZ7828	4.00%	08/01/2045	3,610,728
442,541	FNMA, Pool# AZ8061	4.00%	08/01/2045	466,293
2,201,964	FNMA, Pool# AZ8218	4.00%	08/01/2045	2,321,778
190,765	FNMA, Pool# AZ1494	4.00%	09/01/2045	201,492
1,711,909	FNMA, Pool# AZ7073	4.00%	09/01/2045	1,807,212
305,063	FNMA, Pool# BA2936	4.00%	10/01/2045	322,025
1,610,462	FNMA, Pool# BA3674	4.50%	10/01/2045	1,736,345
1,302,883	FNMA, Pool# BA5469	3.50%	12/01/2045	1,350,213
1,383,191	FNMA, Pool# BA5582	3.50%	12/01/2045	1,427,402
548,701	FNMA, Pool# BA5579	3.50%	12/01/2045	566,239
1,419,334	FNMA, Pool# BA5584	3.50%	01/01/2046	1,472,546
1,535,683	FNMA, Pool# BA5583	3.50%	01/01/2046	1,596,079
1,574,795	FNMA, Pool# BA5587	4.00%	01/01/2046	1,672,708
2,769,513	FNMA, Pool# BC1230	3.50%	02/01/2046	2,866,795
1,183,532	FNMA, Pool# BC1231	4.00%	02/01/2046	1,257,121
809,956	FNMA, Pool# BC6366	4.50%	02/01/2046	872,401
2,370,001	FNMA, Pool# BC1236	3.50%	03/01/2046	2,445,754
673,456	FNMA, Pool# BC3387	3.50%	03/01/2046	694,981
2,281,425	FNMA, Pool# BC1241	3.50%	04/01/2046	2,354,346
1,062,782	FNMA, Pool# BC1240	3.50%	04/01/2046	1,101,374
1,099,485	FNMA, Pool# BD1241	4.50%	05/01/2046	1,191,666
1,495,555	FNMA, Pool# BD1026	4.00%	06/01/2046	1,576,254
1,681,369	FNMA, Pool# BD5189	4.50%	07/01/2046	1,823,585
1,071,373	FNMA, Pool# BD7779	4.00%	08/01/2046	1,138,477
1,156,385	FNMA, Pool# BD3965	3.50%	09/01/2046	1,197,124
1,429,383	FNMA, Pool# BE0297	3.50%	09/01/2046	1,478,724
1,128,502	FNMA, Pool# BD8599	4.50%	11/01/2046	1,237,183
1,808,320	FNMA, Pool# BE4515	4.50%	12/01/2046	1,942,765
1,161,999	FNMA, Pool# BD3988	4.00%	02/01/2047	1,224,944
1,375,549	FNMA, Pool# BE8112	4.00%	02/01/2047	1,449,635
3,053,342	FNMA, Pool# BE7470	4.00%	02/01/2047	3,217,786
1,186,969	FNMA, Pool# BE8875	4.00%	03/01/2047	1,250,896
2,769,951	FNMA, Pool# BE2368	4.50%	03/01/2047	2,975,484
1,626,939	FNMA, Pool# BH1407	4.00%	04/01/2047	1,717,704
1,515,323	FNMA, Pool# BD3994	4.00%	04/01/2047	1,597,410
1,100,833	FNMA, Pool# BH0073	4.00%	04/01/2047	1,162,249
1,550,598	FNMA, Pool# BH3057	4.00%	05/01/2047	1,637,157
1,153,649	FNMA, Pool# BD3998#	4.00%	05/01/2047	1,218,057
1,076,716	FNMA, Pool# BD3999#	4.50%	05/01/2047	1,156,504
1,843,706	FNMA, Pool# BD4004#	4.00%	06/01/2047	1,943,584
3,735,490	FNMA, Pool# BH4618	4.00%	06/01/2047	3,944,014
1,164,391	FNMA, Pool# BD4003#	4.00%	06/01/2047	1,233,931
1,260,466	FNMA, Pool# BD4005	3.50%	07/01/2047	1,308,531
1,085,415	FNMA, Pool# BD4010	4.00%	07/01/2047	1,164,278
1,131,280	FNMA, Pool# BD4009	4.00%	07/01/2047	1,217,619
1,113,017	FNMA, Pool# BH3574	4.00%	07/01/2047	1,175,154
1,111,419	FNMA, Pool# BD4011	4.00%	07/01/2047	1,182,585
46,605	FNMA REMIC Trust, Series 2003-122	4.00%	12/25/2018	46,939
44	FNMA REMIC Trust, Series 1990-105	6.50%	09/25/2020	46

102,346	FNMA REMIC Trust, Series 1990-116	9.00%	10/25/2020	109,936
77,766	FNMA REMIC Trust, Series 1991-136	7.50%	10/25/2021	83,959
5,306	FNMA REMIC Trust, Series 2012-1	1.75%	12/25/2021	5,302
187,345	FNMA REMIC Trust, Series 1996-23	6.50%	07/25/2026	207,197
1,499,679	FNMA REMIC Trust, Series 2017-T1	2.90%	06/25/2027	1,497,837
3,323,778	FNMA REMIC Trust, Series 2012-139~	2.50%	12/25/2027	284,400
233,592	FNMA REMIC Trust, Series 2013-15~	3.00%	03/25/2028	21,953
165,090	FNMA REMIC Trust, Series 2009-60	5.00%	08/25/2029	179,357
9,376,246	FNMA REMIC Trust, Series 2014-14~	3.00%	04/25/2031	712,166
3,181,025	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	393,821
407,836	FNMA REMIC Trust, Series 2001-80	6.00%	01/25/2032	443,251
7,443,217	FNMA REMIC Trust, Series 2013-104~	3.00%	08/25/2032	614,995
124,009	FNMA REMIC Trust, Series 2012-30	3.00%	08/25/2036	125,702
112,365	FNMA REMIC Trust, Series 2009-103#	3.50%	12/25/2039	119,771
310,488	FNMA REMIC Trust, Series 2012-10 (1 Month LIBOR USD + 0.55%)	1.79%	02/25/2042	312,433
1,648,024	FNMA REMIC Trust, Series 2013-34~	3.00%	05/25/2042	247,043
1,343,935	FNMA REMIC Trust, Series 2012-99~	4.50%	05/25/2042	220,086
14,189	FNMA REMIC Trust, Series 2003-W10	4.30%	06/25/2043	14,945
4,769	FNMA REMIC Trust, Series 2003-W12	4.48%	06/25/2043	5,031
28,612	FNMA REMIC Trust, Series 2003-W12	4.55%	06/25/2043	30,692
15,942	FNMA REMIC Trust, Series 2003-W12	4.68%	06/25/2043	16,926
18,599	FNMA REMIC Trust, Series 2003-W12	5.00%	06/25/2043	20,009
1,315,348	FNMA REMIC Trust, Series 2015-40~	4.50%	03/25/2045	290,749
14,500,000	FNMA, 2.5%, Due TBA October	2.50%	10/15/2032	14,599,688
11,000,000	FNMA, 3.0%, Due TBA October	3.00%	10/15/2032	11,303,359
11,500,000	FNMA, 3.5%, Due TBA October	3.00%	10/15/2047	11,538,632
33,922	GNMA, Pool# 003577M	5.50%	07/20/2019	34,524
18,888	GNMA, Pool# 003644M	4.00%	09/20/2019	19,438
173,188	GNMA, Pool# 781942X	5.50%	07/15/2020	178,044
158,097	GNMA, Pool# 782602X	5.00%	09/15/2022	165,881
44,644	GNMA, Pool# 672304X	6.00%	10/15/2022	46,600
6,308	GNMA, Pool# 780576X	7.00%	12/15/2022	6,916
77,434	GNMA, Pool# 672701X	4.00%	05/15/2023	80,399
197,939	GNMA, Pool# 615782X	5.00%	09/15/2023	216,080
65,904	GNMA, Pool# 782396X	6.00%	09/15/2023	70,916
58,703	GNMA, Pool# 004295M	6.00%	10/20/2023	60,655
500,389	GNMA, Pool# 783374X	5.50%	04/15/2024	536,742
29,373	GNMA, Pool# 710732X	4.50%	08/15/2024	31,217
27,664	GNMA, Pool# 723460X	4.00%	12/15/2024	28,998
182,189	GNMA, Pool# 783296X	5.00%	01/15/2025	195,683
198,274	GNMA, Pool# 643800X	6.00%	06/15/2025	223,976
380,937	GNMA, Pool# 005247M	3.50%	11/20/2026	388,975
11,100	GNMA, Pool# 487110	6.50%	04/15/2029	12,818
559,014	GNMA, Pool# 589694X	4.50%	08/15/2029	603,498
4,865	GNMA, Pool# 571166	7.00%	08/15/2031	4,992
1,838,598	GNMA, Pool# 752099X	3.50%	12/15/2032	1,936,911
9,089	GNMA, Pool# 646058X	6.00%	11/15/2037	10,251
457,007	GNMA, Pool# 767055X	3.00%	05/15/2038	466,736
563,581	GNMA, Pool# 763853X	3.00%	07/15/2038	575,569
102,676	GNMA, Pool# 706295C	5.10%	12/20/2038	110,585
107,050	GNMA, Pool# 706155C	5.10%	03/20/2039	115,293
363,042	GNMA, Pool# 758872X	3.00%	03/15/2033	369,545
2,181,543	GNMA, Pool# 711773C	3.50%	06/20/2033	2,270,349
1,295,981	GNMA, Pool# 711788C	3.50%	07/20/2033	1,348,670
8,808	GNMA REMIC Trust, Series 201-03	3.00%	01/16/2027	9,036
1,070,112	GNMA REMIC Trust, Series 2013-168~	2.50%	11/16/2028	89,002
514	GNMA REMIC Trust, Series 2003-97	4.50%	03/20/2033	525
157,121	GNMA REMIC Trust, Series 2003-94	4.00%	04/16/2033	166,197
210,595	GNMA REMIC Trust, Series 2006-40	6.00%	08/20/2036	235,210
1,034,446	GNMA REMIC Trust, Series 2012-52#	6.15%	04/20/2038	1,185,421
682,000	GNMA REMIC Trust, Series 2011-156	2.00%	04/20/2040	565,962
831,612	GNMA REMIC Trust, Series 2012-97	2.00%	08/16/2042	720,340
540,189	GNMA REMIC Trust, Series 2011-121 (1 Month LIBOR USD + 0.40%)	1.63%	03/16/2043	536,246
725,000	GNMA REMIC Trust, Series 2012-44	2.95%	08/16/2043	730,754
4,823,668	GNMA REMIC Trust, Series 2014-135 I0#~	0.83%	01/16/2056	247,958
4,933,687	GNMA REMIC Trust, Series 2015-172 I0#~	0.93%	03/16/2057	311,594
6,634,404	GNMA REMIC Trust, Series 2016-40 I0#~	0.79%	07/16/2057	399,199
5,392,806	GNMA REMIC Trust, Series 2016-56 I0#~	0.99%	11/16/2057	400,353
6,349,093	GNMA REMIC Trust, Series 2016-127 I0#~	0.95%	05/16/2058	482,501
6,159,623	GNMA REMIC Trust, Series 2016-98 I0#~	0.96%	05/16/2058	451,138
5,796,033	GNMA REMIC Trust, Series 2016-110 I0#~	1.04%	05/16/2058	466,523
23,000,000	GNMA, 3.0%, Due TBA October	3.00%	10/15/2047	23,321,640
28,000,000	GNMA, 3.5% Due TBA October	3.50%	10/15/2047	29,104,688
470,000	GSMS, Series 2013-GC10	2.61%	02/12/2046	472,640
847,000	GSMS, Series 2017-GS6 AS	3.64%	05/12/2050	870,136
1,100,000	JPMCC, Series 2016-ASH A (1 Month LIBROR USD + 1.50%)^	2.73%	10/16/2034	1,105,512
630,000	MAD Mortgage Trust, Series 2017-330M B#^	3.48%	08/17/2034	638,431
1,000,000	MSBAM, Series 2015-C26	3.21%	10/19/2048	1,016,393

1,100,000	MSC, Series 2017-PRME B (1 Month LIBOR USD + 1.35%)^	2.58%	02/15/2034	1,106,495
1,050,000	WFCM, Series 2016-BNK1 A3	2.65%	08/17/2049	1,019,769
1,300,000	WFCM, Series 2017-RB1 AS	3.76%	03/17/2050	1,357,112
Total Mortgage Backed Securities (Cost $357,234,187)				355,963,746

Asset Backed Securities - 18.6%
1,117,443	Aircraft Certificate Owner Trust, Series 2003-1A E^	7.00%	09/20/2022	1,188,680
375,000	American Airlines Trust, Series 2017-2 AA	3.35%	04/15/2031	381,600
900,000	American Credit Acceptance Receivables Trust, Series 2017-2 B^	2.46%	04/12/2021	901,337
338,000	American Credit Acceptance Receivables Trust, Series 2015-1 C^	4.29%	04/12/2021	342,040
1,050,000	American Credit Acceptance Receivables Trust, Series 2017-3 C^	2.72%	06/10/2022	1,050,472
66,453	AmeriCredit Automobile Receivables Trust, Series 2016-1 A-2-A#	1.52%	06/10/2019	66,453
252,847	AmeriCredit Automobile Receivables Trust, Series 2013-4 C	2.72%	09/09/2019	253,128
600,000	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7 A1ʭ^	3.10%	09/28/2032	600,000
865,983	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1 A1ʭ^	3.60%	01/28/2032	865,910
570,434	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A A^	2.94%	05/25/2029	571,980
1,500,000	Capital Auto Receivables Asset Trust, Series B^	2.35%	07/22/2019	1,503,433
3,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-1A BR (3 Month LIBOR USD + 1.80%)^	3.10%	04/17/2025	3,008,207
916,152	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	950,508
679,286	Continental Airlines Trust, Series 2000-1 A-1	8.05%	05/01/2022	754,857
438,803	CPS Auto Receivables Trust, Series 2016-D A^	1.50%	06/15/2020	438,035
635,000	CPS Auto Receivables Trust, Series 2017-B B^	2.33%	05/17/2021	634,878
1,100,000	CPS Auto Receivables Trust, Series 2017-A B#^	2.68%	05/17/2021	1,106,874
1,500,000	Dell Equipment Finance Trust, Series 2015-2 B^	2.21%	09/22/2020	1,502,462
895,000	Drive Auto Receivables Trust, Series 2017-BA B^	2.20%	05/15/2020	897,974
663,000	Drive Auto Receivables Trust, Series 2016-A^	3.91%	05/17/2021	671,406
1,100,000	Drive Auto Receivables Trust, Series 2017-2 B	2.25%	06/15/2021	1,101,086
1,300,000	Drive Auto Receivables Trust, Series 2017-AA C^	2.98%	01/18/2022	1,314,330
600,000	Drive Auto Receivables Trust, Series 2017-1	2.84%	04/15/2022	604,169
520,000	Drive Auto Receivables Trust, Series 2017-2 C	2.75%	09/15/2023	519,530
230,000	Dryden Senior Loan Fund, Series 2015-37 (3 Month LIBOR USD + 1.50%)^	2.80%	04/15/2027	230,396
331,716	DT Auto Owner Trust, Series 2016-1A B^	2.79%	05/15/2020	332,079
500,000	DT Auto Owner Trust, Series 2017-3A C^	3.01%	05/15/2023	499,280
32,404	Exeter Automobile Receivables Trust, Series 2015-2A^	1.54%	11/15/2019	32,401
605,645	Exeter Automobile Receivables Trust, Series 2016-3A A^	1.84%	11/16/2020	605,326
172,383	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	189,192
1,500,000	Finn Square CLO, Ltd., Series 2012-1A C (3 Month LIBOR USD + 3.60%)^	4.93%	12/24/2023	1,504,671
2,400,000	Flagship Credit Auto Trust, Series 2014-2 B^	2.84%	11/16/2020	2,411,565
1,750,000	Highbridge Loan Management, Ltd., Series 4A-2014 B (3 Month LIBOR USD + 3.00%)^	4.31%	07/28/2025	1,751,345
3,000,000	Highbridge Loan Management, Ltd., Series 6A-2015 C (3 Month LIBOR USD + 3.07%)^	4.38%	05/05/2027	3,000,485
157,958	Hilton Grand Vacations Trust, Series 2013-A A^	2.28%	01/25/2026	157,430
312,235	Hilton Grand Vacations Trust, Series 2014-A^	1.77%	11/25/2026	308,798
866,664	Hilton Grand Vacations Trust, Series 2017-AA A^	2.66%	12/26/2028	868,038
750,000	Magnetite IX, Ltd. (3 Month LIBOR USD + 3.10%)^	4.41%	07/25/2026	752,680
184,896	MMAF Equipment Finance LLC, Series 2015-A^	1.39%	10/16/2019	184,714
44,998	MMAF Equipment Finance LLC, Series 2013-A^	1.68%	05/11/2020	45,023
455,990	MVW Owner Trust, Series 2013-1A A^	2.15%	04/22/2030	453,620
156,042	MVW Owner Trust, Series 2014-1A A^	2.25%	09/22/2031	154,921
863,448	MVW Owner Trust, Series 2015-1A A^	2.52%	12/20/2032	861,369
606,273	MVW Owner Trust, Series 2016-1A A^	2.25%	12/20/2033	597,625
297,335	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	297,066
297,335	MVW Owner Trust, Series 2017-1A B^	2.75%	12/20/2034	296,926
600,000	Nationstar HECM Loan Trust, Series 2017-2A M1#^	2.82%	09/25/2027	600,000
651,989	Orange Lake Timeshare Trust, Series 2016-A A^	2.61%	03/08/2029	650,622
390,336	OSCAR U.S. Funding Trust IV, Series 2016-1A A2B (1 Month LIBOR USD + 1.70%)^	2.93%	07/15/2020	392,581
217,058	OSCAR U.S. Funding Trust V, Series 2016-2A A2B (1 Month LIBOR USD + 1.40%)^	2.63%	11/15/2019	217,984
782,962	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B (1 Month LIBOR USD + 0.80%)^	2.04%	05/11/2020	783,769
600,000	OSCAR US Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	–%	11/10/2020	601,264
100,553	Prestige Auto Receivables Trust, Series 2016-1 A-2^	1.78%	04/15/2019	100,615
1,761,651	Prestige Auto Receivables Trust, Series 2014-1A B^	1.91%	04/15/2020	1,763,137
760,000	Prestige Auto Receivables Trust, Series 2016-1 A-3^	1.99%	06/15/2020	761,457
254,000	Prestige Auto Receivables Trust, Series 2016-1 B^	2.98%	11/16/2020	256,466
285,000	Prestige Auto Receivables Trust, Series 2015-1 B^	2.04%	04/15/2021	285,302
2,000,000	Regatta III Funding, Ltd. (3 Month LIBOR USD + 1.50%)^	2.80%	04/15/2026	2,012,540
1,200,000	Santander Drive Auto Receivables Trust, Series 2017-2 C	2.79%	08/15/2022	1,204,081
61,401	Sierra Timeshare Receivables Funding LLC, Series 2014-1A A^	2.07%	03/20/2030	61,325
677,625	Sierra Timeshare Receivables Funding LLC, Series 2014-3A A^	2.30%	10/20/2031	677,174
434,493	Sierra Timeshare Receivables Funding LLC, Series 2015-1 A^	2.40%	03/20/2032	434,418
735,534	Sierra Timeshare Receivables Funding LLC, Series 2015-2A A^	2.43%	06/20/2032	734,363
620,674	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	621,865
550,978	Sierra Timeshare Receivables Funding LLC, Series 2016-2A A^	2.33%	07/20/2033	550,246
809,143	Sierra Timeshare Receivables Funding LLC, Series 2016-3A A^	2.43%	10/20/2033	807,583
824,115	Sierra Timeshare Receivables Funding LLC, Series 2017-1A A^	2.91%	03/20/2034	829,689
249,687	US Airways Pass Through Trust, Series 1999-1 A	8.36%	07/20/2020	252,184

893,632	VOLT LIV LLC, Series 2017-NPL1 A1ʭ^	3.50%	02/25/2047	901,358
687,725	VOLT LIX LLC, Series 2017-NPL6 A1ʭ^	3.25%	05/28/2047	691,323
633,250	VOLT LV LLC, Series 2017-NPL2 A1ʭ^	3.50%	03/25/2047	639,506
859,860	VOLT LVI LLC, Series 2017-NPL3 A1ʭ^	3.50%	03/25/2047	868,605
487,325	VOLT LVII LLC, Series 2017-NPL4 A1ʭ^	3.38%	04/25/2047	491,200
618,729	VOLT LVIII LLC, Series 2017-NPL5 A1ʭ^	3.38%	05/28/2047	624,143
445,962	VOLT LXI LLC, Series 2017-NPL8 A1ʭ^	3.13%	06/25/2047	448,219
650,000	VOLT LXII LLC, Series 2017-NPL9 A1ʭ^	3.13%	09/25/2047	650,720
517,498	VOLT XXXVIII LLC, Series 2015-NP12 A1ʭ^	3.88%	09/25/2045	520,752
705,000	Volvo Financial Equipment LLC, Series 2014-1^	1.94%	11/15/2021	705,369
793,776	VSE VOI Mortgage LLC, Series 2016-A A^	2.54%	07/20/2033	789,856
116,331	Welk Resorts LLC, Series 2015-A^	2.79%	06/15/2031	115,825
416,000	Westlake Automobile Receivables Trust, Series 2016-2A B^	2.30%	11/15/2019	416,918
364,273	Westlake Automobile Receivables Trust, Series 2015-1A C^	2.29%	11/16/2020	364,556
335,000	Westlake Automobile Receivables Trust, Series 2016-1A C^	3.29%	09/15/2021	337,658
750,000	Westlake Automobile Receivables Trust, Series 2016-3A B^	2.07%	12/15/2021	748,604
750,000	Westlake Automobile Receivables Trust, Series 2016-3A C^	2.46%	01/18/2022	748,255
786,000	Westlake Automobile Receivables Trust, Series 2017-1A C#^	2.70%	10/17/2022	789,836
1,250,000	Westlake Automobile Receivables Trust, Series 2017-2A C^	2.59%	12/15/2022	1,247,430
Total Asset Backed Securities (Cost $63,270,984)				63,463,097

Municipal Bonds - 2.3%
Local Government Housing Agency Bonds - 2.3%
1,550,000	Delaware State Housing Authority	2.75%	12/01/2041	1,540,592
1,350,000	District of Columbia#	3.09%	08/01/2038	1,174,500
1,945,000	Maryland Community Development Administration	3.24%	09/01/2048	1,966,239
1,000,000	Massachusetts Port Authority#	2.17%	01/01/2031	920,000
640,000	Missouri Housing Development Commission	2.65%	11/01/2040	624,717
1,500,000	New York State Energy Research & Development Authority#	3.09%	07/01/2029	1,515,000
Total Municipal Bonds (Cost $7,614,873)				7,741,048

Par Value/Shares
Preferred Stocks - 0.1%
15,000	AGNC Investment Corp., Series B, 7.75%			391,650
Total Preferred Stocks (Cost $383,294)				391,650

Short-Term Investments - 7.0%
Money Market Funds - 6.9%
23,558,746	First American Treasury Obligations Fund - Class Z, 0.89%*			23,558,746
U.S. Treasury Bills - 0.1%
300,000	United States Treasury Bill†			297,983
Total Short-Term Investments (Cost $23,856,784)				23,856,729
Total Investments - 132.3% (Cost $452,360,122)				451,416,270
Liabilities in Excess of Other Assets - (32.3)%				(110,123,054)
NET ASSETS - 100.0%				$341,293,216

# Variable rate security. Rate disclosed is as of September 30, 2017.
ʭ Step bond; the interest rate shown is the rate in effect as of September 30, 2017.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2017, the value of these securities amounted to $68,649,894 or 20.1% of net assets.

~ Interest Only Security
†This security is pledged as collateral in connection with open futures contracts.
* Annualized seven-day yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$452,360,122
Gross unrealized appreciation	2,512,456
Gross unrealized depreciation	(3,456,308)
Net unrealized appreciation (depreciation)	$(943,852)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Long
The Mortgage Securities Fund had the following open long futures contracts as of September 30, 2017:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures December 2017	200	12/29/2017	$23,666,869	$23,500,000	$(166,869)
U.S. 10-Year Ultra Bond Futures December 2017	70	12/19/2017	9,509,396	9,402,969	(106,427)
			$33,176,265	$32,902,969	$(273,296)

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Mortgage Backed Securities	$-	$355,963,746	$-
Asset Backed Securities	$-	$63,463,097	$-
Municipal Bonds	$-	$7,741,048	$-
Preferred Stocks	$391,650	$-	$-
Short-Term Investments	$23,558,746	$297,983	$-
Total Investments	$23,950,396	$427,465,874	$-

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.8%
Austria - 0.5%
194,798	Porr AG	6,154,153
Belgium - 2.6%
474,358	UCB S.A.	33,806,458
Denmark - 4.0%
22,816	ALK-Abello A/S	3,589,319
486,961	DSV A/S	36,890,222
111,466	H. Lundbeck A/S	6,444,081
313,829	Spar Nord Bank A/S	3,912,779
		50,836,401
Finland - 5.0%
717,320	Kone OYJ	38,024,420
287,908	Nokian Renkaat OYJ	12,811,116
240,339	Sampo OYJ	12,719,736
		63,555,272
France - 14.3%
706,528	Altran Technologies S.A.	12,997,679
121,176	BioMerieux	9,864,081
658,720	Elior Group S.A.	17,452,208
1,337,919	Elis S.A.	37,705,261
609,548	Legrand S.A.	43,990,865
99,069	L'Oreal S.A.	21,006,832
222,532	Pernod Ricard S.A.	30,783,645
222,676	Worldline S.A.*	9,442,622
		183,243,193
Germany - 9.6%
221,410	Beiersdorf AG	23,838,151
351,853	Brenntag AG	19,614,237
941,518	Infineon Technologies AG	23,737,800
269,212	Merck KGaA	29,982,844
400,931	United Internet AG	24,991,050
		122,164,082
Italy - 1.5%
106,837	DiaSorin S.p.A.	9,528,080
1,355,544	OVS S.p.A.	10,355,379
		19,883,459
Netherlands - 8.1%
398,463	Heineken NV	39,428,694
1,286,965	ING Groep NV	23,721,661
685,131	Unilever NV	40,498,505
		103,648,860
Spain - 0.9%
181,769	Viscofan S.A.	11,144,479
Sweden - 10.3%
1,748,943	Assa Abloy AB	40,042,752
844,682	Atlas Copco AB	35,833,390
2,160,249	Cloetta AB	7,428,198
1,320,428	Sandvik AB	22,804,702
1,001,221	Trelleborg AB	25,095,537
		131,204,579

Switzerland - 15.7%
1,369	BELIMO Holding AG	5,483,917
236,616	Cie Financiere Richemont S.A.	21,658,884
26,727	Daetwyler Holding AG	4,229,748
53,886	Geberit AG	25,510,490
11,555	INFICON Holding AG	7,523,067
740,822	Julius Baer Group, Ltd.*	43,960,478
102,083	Kuehne & Nagel International AG	18,916,060
3,433	LEM Holding S.A.	4,392,510
57,167	Tecan Group AG	11,844,903
69,833	Temenos Group AG*	7,132,690
2,942,493	UBS Group AG	50,337,169
		200,989,916
United Kingdom - 25.3%
358,410	British American Tobacco PLC	22,437,776
1,601,103	Compass Group PLC	33,971,418
356,999	Diploma PLC	5,089,940
1,924,817	Electrocomponents PLC	16,037,831
878,873	Halma PLC	13,187,248
825,327	Hikma Pharmaceuticals PLC	13,409,640
1,050,236	Jardine Lloyd Thompson Group PLC	17,225,520
1,299,358	Prudential PLC	31,094,241
495,269	Reckitt Benckiser Group PLC	45,251,703
3,909,323	Rentokil Initial PLC	15,751,732
2,163,799	Smith & Nephew PLC	39,111,061
165,117	Spectris PLC	5,334,581
232,319	Spirax-Sarco Engineering PLC	17,211,997
1,238,009	SSP Group PLC	8,920,373
593,700	SuperGroup PLC	13,516,506
1,425,156	UBM PLC	13,041,605
447,636	WH Smith PLC	12,116,377
		322,709,549
Total Common Stocks (Cost $1,002,394,529)		1,249,340,401

Preferred Stocks - 0.5%
Germany - 0.5%
94,745	Fuchs Petrolub SE	5,610,790
Total Preferred Stocks (Cost $3,994,432)		5,610,790

Short-Term Investments - 1.2%
Money Market Funds - 1.2%
15,852,606	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 0.89%#	15,852,606
Total Short-Term Investments - (Cost $15,852,606)		15,852,606
Total Investments - 99.5% (Cost $1,022,241,567)		1,270,803,797
Other Assets in Excess of Liabilities - 0.5%		6,128,300
NET ASSETS - 100.0%		$1,276,932,097

* Non-Income Producing
# Annualized seven-day yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$1,022,241,567
Gross unrealized appreciation	287,675,794
Gross unrealized depreciation	(39,113,564)
Net unrealized appreciation (depreciation)	$248,562,230

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Common Stocks:
Austria	$-	$6,154,153	$-
Belgium	$-	$33,806,458	$-
Denmark	$3,589,319	$47,247,082	$-
Finland	$-	$63,555,272	$-
France	$-	$183,243,193	$-
Germany	$-	$122,164,082	$-
Italy	$-	$19,883,459	$-
Netherlands	$-	$103,648,860	$-
Spain	$-	$11,144,479	$-
Sweden	$-	$131,204,579	$-
Switzerland	$9,876,427	$191,113,489	$-
United Kingdom	$35,831,966	$286,877,583	$-
Preferred Stocks	$-	$5,610,790	$-
Short-Term Investments	$15,852,606	$-	$-
Total Investments	$65,150,318	$1,205,653,479	$-

Brown Advisory - WMC Japan Alpha Opportunities Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.0%
Japan - 95.0%
Consumer Discretionary - 27.3%
56,300	Adastria Co., Ltd.	1,272,087
337,500	Aisan Industry Co., Ltd.	3,246,993
141,500	Alpine Electronics, Inc.	2,577,613
42,000	Altech Corp.	1,383,533
298,500	Avex Group Holdings, Inc.	4,059,294
43,700	BELC Co., Ltd.	2,192,308
94,800	Benesse Holdings, Inc.	3,420,288
242,400	Capcom Co., Ltd.	5,968,289
337,700	DaikyoNishikawa Corp.	5,440,698
155,300	Denso Corp.	7,859,792
154,300	Descente, Ltd.	2,109,352
340,200	DIP Corp.	7,777,844
186,200	Exedy Corp.	5,674,561
215,845	Fuji Media Holdings, Inc.	3,074,625
150,917	FUJIFILM Holdings Corp.	5,863,329
374,800	Funai Electric Co., Ltd.	2,930,504
80,500	Gendai Agency, Inc.	401,433
207,900	H2O Retailing Corp.	3,708,432
636,300	Honda Motor Co., Ltd.	18,796,638
140,920	Honeys Holdings Co., Ltd.	1,626,448
189,100	IDOM, Inc.	1,168,619
288,500	ITOCHU Corp.	4,727,010
25,000	Itokuro, Inc.*	1,097,694
21,900	JAC Recruitment Co., Ltd.	341,676
392,800	Keihin Corp.	6,725,595
65,000	K's Holdings Corp.	1,439,673
166,100	Kuroda Electric Co., Ltd.	2,896,403
281,240	Kyoritsu Maintenance Co., Ltd.	8,406,741
177,300	LIFULL Co., Ltd.	1,544,965
1,245,910	Mitsubishi Motors Corp.	9,864,294
721,067	NGK Spark Plug Co., Ltd.	15,356,238
417,400	Nikon Corp.	7,238,272
572,315	Nippon Television Holdings, Inc.	10,053,644
122,100	Nishimatsuya Chain Co., Ltd.	1,366,749
298,900	Nissin Kogyo Co., Ltd.	5,350,656
101,000	PAL Group Holdings Co., Ltd.	3,132,248
183,100	Persol Holdings Co., Ltd.	4,266,277
3,821,300	Pioneer Corp.*	7,100,993
217,900	Prestige International, Inc.	2,175,859
56,800	Proto Corp.	1,022,713
244,600	Relia, Inc.	2,824,922
187,420	Sankyo Co., Ltd.	5,980,271
148,600	Sanyo Shokai, Ltd.	2,265,475
108,900	Seiren Co., Ltd.	2,007,235
435,820	Showa Corp.	5,357,265
49,600	Sohgo Security Services Co., Ltd.	2,276,794
160,600	TechnoPro Holdings, Inc.	7,620,418
94,600	Tenma Corp.	1,914,744
392,800	Tokai Rika Co., Ltd.	7,771,777
347,900	Toppan Forms Co., Ltd.	3,692,565
431,000	Toray Industries, Inc.	4,182,158
1,183,195	Toyo Tire & Rubber Co., Ltd.	26,624,040
282,800	Toyoda Gosei Co., Ltd.	6,683,223
139,210	Toyota Industries Corp.	8,006,318
175,400	Trusco Nakayama Corp.	4,277,099
129,660	TV Asahi Holdings Corp.	2,588,979
115,200	United Arrows, Ltd.	4,187,085
251,300	XEBIO Holdings Co., Ltd.	4,920,951
50,900	Yondoshi Holdings, Inc.	1,447,439
		289,289,138

Consumer Staples - 3.8%
48,200	Ain Holdings, Inc.	3,323,623
111,600	Cawachi, Ltd.	2,671,045
48,400	Ci:z Holdings Co., Ltd.	1,706,355
55,600	Cocokara Fine, Inc.	3,171,938
292,353	Ezaki Glico Co., Ltd.	15,432,048
508,000	Itoham Yonekyu Holdings, Inc.	4,579,396
80,360	Matsumotokiyoshi Holdings Co., Ltd.	5,382,640
42,800	Morinaga & Co., Ltd.	2,383,085
58,200	Warabeya Nichiyo Holdings Co., Ltd.	1,484,698
		40,134,828
Energy - 1.0%
489,300	Inpex Corp.	5,212,405
255,900	Japan Petroleum Exploration Co., Ltd.	5,545,794
		10,758,199
Financials - 12.3%
169,900	AEON Financial Service Co., Ltd.	3,554,277
27,600	Bank of Kyoto, Ltd.	1,404,845
536,400	Dai-ichi Life Holdings, Inc.	9,621,722
1,476,400	Ichigo, Inc.	5,059,818
446,600	Ichiyoshi Securities Co., Ltd.	4,381,133
41,400	JAFCO Co., Ltd.	2,120,090
4,819,633	Mitsubishi UFJ Financial Group, Inc.	31,336,465
8,821,300	Mizuho Financial Group, Inc.	15,464,088
63,200	Shinsei Bank, Ltd.	1,012,883
455,600	Sumitomo Mitsui Financial Group, Inc.	17,512,891
263,060	Sumitomo Mitsui Trust Holdings, Inc.	9,502,440
812,400	T&D Holdings, Inc.	11,785,787
451,600	Tochigi Bank, Ltd.	1,927,982
191,865	Tokio Marine Holdings, Inc.	7,509,100
94,930	Tokyo TY Financial Group, Inc.	2,429,731
132,100	Zenkoku Hosho Co., Ltd.	5,552,468
		130,175,720
Health Care - 5.7%
102,800	Asahi Intecc Co., Ltd.	5,362,376
122,700	CMIC Holdings Co., Ltd.	1,717,016
118,000	Eisai Co., Ltd.	6,059,636
150,800	EPS Holdings, Inc.	2,894,806
96,100	Nippon Shinyaku Co., Ltd.	6,678,969
436,700	Nipro Corp.	6,027,951
153,800	ONO Pharmaceutical Co., Ltd.	3,491,030
47,800	PeptiDream, Inc.*	1,477,459
98,000	SMS Co., Ltd.	3,123,202
152,540	Suzuken Co., Ltd.	5,425,436
321,000	Takeda Pharmaceutical Co., Ltd.	17,749,997
		60,007,878
Industrials - 13.5%
748,000	Chiyoda Corp.	4,377,159
89,000	Daifuku Co., Ltd.	4,388,932
100,300	Daiseki Co., Ltd.	2,525,503
345,600	DMG Mori Co., Ltd.	6,214,758
801,795	Hino Motors, Ltd.	9,811,589
172,100	Hisaka Works, Ltd.	1,463,040
297,400	Hitachi Metals, Ltd.	4,144,517
203,700	Hosiden Corp.	3,325,781
147,700	IHI Corp.	5,148,626
145,300	Jamco Corp.	3,200,490
352,300	Japan Steel Works, Ltd.	8,109,957
345,600	JGC Corp.	5,596,826
273,400	Kyudenko Corp.	10,604,367
25,900	METAWATER Co., Ltd.	712,192
281,500	Mitsubishi Heavy Industries, Ltd.	11,130,360
578,150	NGK Insulators, Ltd.	10,832,437
440,693	Nippon Yusen K.K.	9,170,689
36,600	Nittoku Engineering Co., Ltd.	1,552,445
443,100	Sanwa Holdings Corp.	5,088,678
55,700	SHO-BOND Holdings Co., Ltd.	3,174,894
136,200	Sodick Co., Ltd.	1,688,778
390,700	Sumitomo Electric Industries, Ltd.	6,387,177
102,800	Tadano, Ltd.	1,202,365
230,400	Tokai Carbon Co., Ltd.	2,170,008

1,081,000	Toshiba Machine Co., Ltd.	5,904,656
291,800	Toyo Engineering Corp.	3,561,415
182,500	Tsubaki Nakashima Co., Ltd.	3,835,564
375,300	Ushio, Inc.	5,008,957
266,900	Yusen Logistics Co., Ltd.	2,437,129
		142,769,289
Information Technology - 15.9%
30,406	Alpha Systems, Inc.	624,134
576,732	Alps Electric Co., Ltd.	15,242,293
325,400	Canon, Inc.	11,135,509
776,500	Citizen Watch Co., Ltd.	5,354,515
298,200	DeNA Co., Ltd.	6,688,679
11,600	Disco Corp.	2,364,142
29,805	Enplas Corp.	1,383,108
381,147	Ferrotec Holdings Corp.	6,442,964
3,453,425	Fujitsu, Ltd.	25,702,271
563,300	GREE, Inc.	3,853,152
252,800	Hitachi High-Technologies Corp.	9,181,392
193,800	LAC Co., Ltd.	2,393,684
76,820	Melco Holdings, Inc.	2,443,878
138,400	Micronics Japan Co., Ltd.	1,277,689
117,300	Miraial Co., Ltd.	1,565,351
29,600	Murata Manufacturing Co., Ltd.	4,357,661
412,900	Nichicon Corp.	5,079,306
155,900	Nippon Ceramic Co., Ltd.	4,379,869
21,400	Nippon Chemi-Con Corp.	761,172
34,165	Otsuka Corp.	2,191,191
144,000	Outsourcing, Inc.	2,005,279
217,475	SCSK Corp.	9,238,176
650,800	Shinko Electric Industries Co., Ltd.	4,391,731
106,700	SIIX Corp.	4,696,601
58,800	SoftBank Corp.	4,768,463
126,800	SUMCO Corp.	2,000,646
46,100	Systena Corp.	1,150,762
67,400	TDK Corp.	4,580,041
211,100	Tokyo Seimitsu Co., Ltd.	7,491,255
192,800	W-Scope Corp.	3,911,125
1,788,200	Yahoo! Japan Corp.	8,499,143
179,400	Yume No Machi Souzou Iinkai Co., Ltd.	2,739,358
		167,894,540
Materials - 12.4%
154,700	Chubu Steel Plate Co., Ltd.	1,003,608
553,880	Daicel Corp.	6,678,538
129,000	Denka Co., Ltd.	4,254,854
172,960	DIC Corp.	6,271,627
470,840	JFE Holdings, Inc.	9,209,537
529,680	JSR Corp.	10,071,295
272,000	Kanto Denka Kogyo Co., Ltd.	2,907,694
152,300	KH Neochem Co., Ltd.	3,734,523
288,500	Kobe Steel, Ltd.	3,303,978
249,100	Kyoei Steel, Ltd.	3,887,240
272,300	MINEBEA MITSUMI, Inc.	4,264,824
77,300	Mitsubishi Materials Corp.	2,677,450
345,600	Nakayama Steel Works, Ltd.	2,235,826
175,100	Neturen Co., Ltd.	1,763,117
72,100	Nippon Shokubai Co., Ltd.	5,096,318
323,100	NOK Corp.	7,227,606
135,800	Pacific Metals Co., Ltd.*	3,462,540
101,900	Shin-etsu Chemical Co., Ltd.	9,120,045
1,809,415	Sumitomo Chemical Co., Ltd.	11,319,813
312,000	Sumitomo Riko Co., Ltd.	3,140,372
110,200	Taiheiyo Cement Corp.	4,257,487

76,300	Tocalo Co., Ltd.	2,945,975
172,400	Tokyo Ohka Kogyo Co., Ltd.	6,131,131
1,098,400	Tokyo Steel Manufacturing Co., Ltd.	9,065,742
53,400	UACJ Corp.	1,522,813
197,710	Yamato Kogyo Co., Ltd.	5,359,084
		130,913,037
Real Estate - 1.5%
87,100	Daiwa House Industry Co., Ltd.	3,008,654
535,700	Kenedix, Inc.	2,980,616
310,800	Sekisui House, Ltd.	5,238,761
1,010,100	Takara Leben Co., Ltd.	4,939,366
		16,167,397
Telecommunication Services - 1.3%
310,592	Nippon Telegraph & Telephone Corp.	14,231,550
Utilities - 0.3%
87,300	Nippon Gas Co., Ltd.	2,715,092
Total Common Stocks (Cost $796,426,895)		1,005,056,668

Real Estate Investment Trusts- 0.1%
Japan - 0.1%
236	Hoshino Resorts, Inc.	1,175,092
Total Real Estate Investment Trusts (Cost $1,252,837)		1,175,092

Short-Term Investments - 3.8%
Money Market Funds - 3.8%
39,926,055	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 0.93%#	39,926,055
Total Short-Term Investments (Cost $39,926,055)		39,926,055
Total Investments - 98.9% (Cost $837,605,787)		1,046,157,815
Other Assets in Excess of Liabilities - 1.1%		11,178,803
NET ASSETS - 100.0%		$1,057,336,618

*Non-Income Producing
#Annualized seven-day yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$837,605,787
Gross unrealized appreciation	229,714,525
Gross unrealized depreciation	(21,162,497)
Net unrealized appreciation (depreciation)	$208,552,028

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Long

The Brown Advisory - WMC Japan Alpha Opportunities Fund had the following open long futures contracts as of September 30, 2017:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
TOPIX Index Futures Contracts^	150	12/07/2017	$ 21,229,789	$ 22,328,372	$ 1,098,583

^ Contracts are denominated in Japanese Yen. Notional amount, notional value and unrealized appreciation (depreciation)
have been translated into U.S. Dollars as of September 30, 2017.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$1,003,608	$1,004,053,060	$-
Real Estate Investment Trusts	$-	$1,175,092	$-
Short-Term Investments	$39,926,055	$-	$-
Total Investments	$40,929,663	$1,005,228,152	$-
Future Contracts - Long*	$1,098,583	$-	$-
*Unrealized Appreciation (Depreciation)

Brown Advisory - Somerset Emerging Markets Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.3%
Brazil - 5.7%
1,890,571	Ambev S.A.	12,559,435
2,060,856	Porto Seguro S.A.†	24,511,768
		37,071,203
Chile - 4.5%
3,221,349	AFP Habitat S.A.†	4,405,459
8,604,446	Aguas Andinas S.A.	5,474,554
1,247,316	Cia Cervecerias Unidas S.A.†	16,798,362
1,399,468	Inversiones Aguas Metropolitanas S.A.†	2,482,042
		29,160,417
China - 3.5%
242,500	China Mobile, Ltd.	2,461,849
5,581,216	CNOOC, Ltd.	7,225,174
924,359	Henderson Land Development Co., Ltd.	6,148,268
792,000	Hengan International Group Co., Ltd.	7,344,826
		23,180,117
Greece - 0.4%
1,203,112	Alpha Bank AE*	2,384,900

Hungary - 8.4%
1,948,488	MOL Hungarian Oil & Gas PLC†	22,159,286
864,003	OTP Bank PLC	32,436,273
		54,595,559
India - 9.7%
412,194	Axis Bank, Ltd.	3,218,124
1,572,168	HCL Technologies, Ltd.	21,068,888
175,577	Hero MotoCorp, Ltd.	10,161,822
2,642,281	Power Grid Corp. of India, Ltd.	8,542,072
211,978	Shriram Transport Finance Co., Ltd.	3,428,719
3,032,933	Yes Bank, Ltd.	16,280,777
		62,700,402
Indonesia - 3.2%
6,534,100	AKR Corporindo Tbk PT	3,442,741
49,751,983	Telekomunikasi Indonesia Persero Tbk PT	17,302,716
		20,745,457
Nigeria - 0.7%
160,191,125	Access Bank PLC†	4,297,049
Philippines - 1.9%
14,964,680	Aboitiz Power Corp.†	12,622,891
Poland - 4.2%
780,262	Eurocash S.A.	8,267,954
1,498,765	Powszechny Zaklad Ubezpieczen S.A.	18,915,795
		27,183,749
Portugal - 1.2%
403,599	Jeronimo Martins SGPS S.A.	7,966,588
South Africa - 4.3%
3,036,292	Sanlam, Ltd.	15,168,744
837,855	Shoprite Holdings, Ltd.	12,805,430
		27,974,174

South Korea - 20.8%
121,230	KT&G Corp.	11,187,196
10,193	NCSoft Corp.	4,144,019
839,940	Nexen Tire Corp.†	9,729,537
51,279	NongShim Co., Ltd.†	15,376,460
12,226	Samsung Electronics Co., Ltd.	27,511,236
84,235	Samsung Fire & Marine Insurance Co., Ltd.	20,642,664
634,572	SK Hynix, Inc.	46,279,545
		134,870,657
Taiwan - 8.9%
708,000	eMemory Technology, Inc.†	9,078,918
872,401	Formosa International Hotels Corp.†	4,431,951
8,939,000	Pou Chen Corp.†	11,238,997
869,000	President Chain Store Corp.	7,334,415
1,163,750	Taiwan Semiconductor Manufacturing Co., Ltd.	8,335,313
2,699,584	Win Semiconductors Corp.	17,353,088
		57,772,682
Turkey - 5.1%
2,221,073	Aksa Akrilik Kimya Sanayii A/S†	7,412,936
2,631,313	Anadolu Hayat Emeklilik A/S†	5,094,216
196,051	AvivaSA Emeklilik ve Hayat A/S†	1,023,463
10,425,279	Turk Telekomunikasyon A/S*†	19,882,969
		33,413,584
United Arab Emirates - 2.6%
4,384,282	First Abu Dhabi Bank	12,176,571
3,988,700	Union National Bank	4,616,291
		16,792,862
United Kingdom - 10.2%
492,170	Coca-Cola HBC AG	16,664,234
2,555,650	HSBC Holdings PLC	25,241,925
547,179	X5 Retail Group NV GDR*	24,562,865
		66,469,024
Total Common Stocks (Cost $485,944,796)		619,201,315

Short-Term Investments - 4.7%
Money Market Funds - 4.7%
30,196,605	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 0.93%#	30,196,605
Total Short-Term Investments (Cost $30,196,605)		30,196,605
Total Investments - 100.0% (Cost $516,141,401)		649,397,920
Liabilities in Excess of Other Assets - (0.0)%		(94,290)
NET ASSETS - 100.0%		$649,303,630

†All or a portion of this security is considered illiquid. At September 30, 2017, the total market value of securities considered illiquid was $76,525,480 or 11.8% of net assets.
#Annualized seven-day yield as of September 30, 2017.
* Non-Income Producing
GDR - Global Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$516,141,401
Gross unrealized appreciation	159,303,786
Gross unrealized depreciation	(26,047,267)
Net unrealized appreciation (depreciation)	$133,256,519

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Common Stocks:
Brazil	$37,071,203	$-	$-
Chile	$5,474,554	$23,685,863	$-
China	$-	$23,180,117	$-
Greece	$-	$2,384,900	$-
Hungary	$-	$54,595,559	$-
India	$-	$62,700,402	$-
Indonesia	$-	$20,745,457	$-
Nigeria	$4,297,049	$-	$-
Philippines	$12,622,891	$-	$-
Poland	$-	$27,183,749	$-
Portugal	$-	$7,966,588	$-
South Africa	$-	$27,974,174	$-
South Korea	$-	$134,870,657	$-
Taiwan	$-	$57,772,682	$-
Turkey	$1,023,463	$32,390,121	$-
United Arab Emirates	$12,176,571	$4,616,291	$-
United Kingdom	$24,562,865	$41,906,159	$-
Short-Term Investments	$30,196,605	$-	$-
Total Investments	$127,425,201	$521,972,719	$-

Brown Advisory - Macquarie Asia New Stars Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.9%
China - 35.2%
242,700	ASM Pacific Technology, Ltd.	3,505,739
77,902	Autohome, Inc. ADR*	4,680,352
70,000	China Biologic Products Holdings, Inc.*	6,458,900
71,134	China Lodging Group, Ltd. ADR*	8,452,142
3,309,000	China Medical System Holdings, Ltd.	5,794,874
11,697,000	China Power International Development, Ltd.	3,856,955
4,576,000	China State Construction International Holdings, Ltd.	6,689,927
20,397,000	Guotai Junan International Holdings, Ltd.	6,537,960
2,327,000	Haier Electronics Group Co., Ltd.	5,695,554
1,228,000	Kingsoft Corp., Ltd.	2,876,787
2,186,000	Li & Fung, Ltd.	1,096,974
3,955,000	Li Ning Co., Ltd.*	3,540,290
3,199,000	Melco International Development, Ltd.	9,267,140
47,555	New Oriental Education & Technology Group, Inc. ADR	4,197,204
192,400	Tarena International, Inc. ADR	2,799,420
5,454,000	Zhejiang Expressway Co., Ltd.†	6,794,061
1,674,900	Zhuzhou CRRC Times Electric Co., Ltd.	9,401,277
		91,645,556
India - 10.9%
188,190	Apollo Hospitals Enterprise, Ltd.	2,899,851
599,033	Castrol India, Ltd.	3,273,174
327,599	Petronet LNG, Ltd.	1,159,536
753,986	Power Grid Corp. of India, Ltd.	2,437,516
475,508	Shriram Transport Finance Co., Ltd.	7,691,286
416,900	Tata Chemicals, Ltd.	4,109,344
1,289,275	Yes Bank, Ltd.	6,920,825
		28,491,532
Indonesia - 1.7%
6,061,200	Matahari Department Store Tbk	4,176,332
99,200	United Tractors Tbk	235,682
		4,412,014
Malaysia - 1.9%
3,311,800	CIMB Group Holdings Bhd	4,947,461
Philippines - 2.6%
3,251,950	Metropolitan Bank & Trust Co.	5,543,294
672,600	Robinsons Retail Holdings, Inc.	1,311,879
		6,855,173
Singapore - 4.0%
2,839,800	ComfortDelGro Corp., Ltd.	4,363,791
711,000	Singapore Exchange, Ltd.	3,879,336
349,100	UOL Group, Ltd.	2,095,214
		10,338,341
South Korea - 18.3%
237,948	Cheil Worldwide, Inc.	3,787,371
15,638	CJ Korea Express Corp.*	2,235,420
19,741	Com2uS Corp.	2,157,036
16,258	Hugel, Inc.*	7,509,215
72,087	Hyundai Engineering & Construction Co., Ltd.	2,422,281
153,124	KB Financial Group, Inc.	7,533,568
12,440	KCC Corp.	4,075,761
66,958	Korea Kolmar Co., Ltd.	4,438,680

57,000	Samsung Card Co., Ltd.	1,838,010
35,580	Samsung SDI Co., Ltd.	6,190,543
28,460	S-Oil Corp.	3,168,158
13,069	Yuhan Corp.	2,360,071
		47,716,114
Taiwan - 14.6%
234,000	Airtac International Group	3,234,114
567,000	General Interface Solution Holding, Ltd.	5,659,457
377,300	Gourmet Master Co., Ltd.†	4,020,879
3,988,346	Macronix International*	6,109,083
1,533,000	Nanya Technology Corp.	4,350,600
97,525	PChome Online, Inc.	501,737
2,626,000	Pou Chen Corp.	3,301,668
87,000	St. Shine Optical Co., Ltd.	1,846,184
544,000	TCI Co., Ltd.	3,433,502
1,213,000	Vanguard International Semiconductor Corp.	2,095,007
1,635,000	Zhen Ding Technology Holding, Ltd.	3,323,105
		37,875,336
Thailand - 3.7%
8,205,400	Home Product Center PCL	3,006,850
1,315,121	Major Cineplex Group PCL	1,202,138
2,298,600	Minor International PCL	2,812,036
3,519,300	Tipco Asphalt PCL	2,545,544
		9,566,568
Total Common Stocks (Cost $234,517,909)		241,848,095

Real Estate Investment Trusts - 1.5%
Singapore - 1.5%
4,452,100	Mapletree Greater China Commercial Trust	3,795,148
Total Real Estate Investment Trusts (Cost $3,000,507)		3,795,148

Rights - 0.0%
China - 0.0%
572,000	China State Construction International Holdings, Ltd.*	3,661
Total Rights (Cost $3,840)		3,661

Short-Term Investments - 5.1%
Money Market Funds - 5.1%
13,284,594	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 0.93%#	13,284,594
Total Short-Term Investments (Cost 13,284,594)		13,284,594
Total Investments - 99.5% (Cost $250,806,850)		258,931,498
Other Assets in Excess of Liabilities - 0.5%		1,388,755
NET ASSETS - 100.0%		$260,320,253

*Non-Income Producing
#Annualized seven-day yield as of September 30, 2017.
ADR - American Depositary Receipt
†All or a portion of this security is considered illiquid. At September 30, 2017, the total market value of securities considered illiquid was $2,434,787 or 0.9% of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:	$250,806,850
21,911,139
Cost of investments	(13,786,491)
Gross unrealized appreciation	$8,124,648
Gross unrealized depreciation
Net unrealized appreciation (depreciation)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Common Stocks:
China	$27,684,992	$63,960,564	$-
India	$1,159,536	$27,331,996	$-
Indonesia	$235,682	$4,176,332	$-
Malaysia	$-	$4,947,461	$-
Philippines	$-	$6,855,173	$-
Singapore	$-	$10,338,341	$-
South Korea	$3,168,158	$44,547,956	$-
Taiwan	$-	$37,875,336	$-
Thailand	$-	$9,566,568	$-
Real Estate Investment Trusts	$-	$3,795,148	$-
Rights	$-	$3,661	$-
Short-Term Investments	$13,284,594	$-	$-
Total Investments	$45,532,962	$213,398,536	$-

Item 2. Controls and Procedures.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title) /s/ David M. Churchill
                                           David M. Churchill, Principal Executive Officer

Date                                                November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David M. Churchill
                                              David M. Churchill, Principal Executive Officer

Date                                                November 29, 2017

By (Signature and Title)* /s/ Jason T. Meix
                                              Jason T. Meix, Principal Financial Officer

Date                                                November 29, 2017

* Print the name and title of each signing officer under his or her signature.